UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-03605

                         Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (312) 557-7547

Date of fiscal year end:  November 30

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	PORTFOLIO MANAGEMENT COMMENTARY

8	STATEMENTS OF ASSETS AND LIABILITIES

9	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

12	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	DIVERSIFIED ASSETS PORTFOLIO

25	TREASURY PORTFOLIO

27	TAX-EXEMPT PORTFOLIO

37	U.S. GOVERNMENT PORTFOLIO

40	U.S. GOVERNMENT SELECT PORTFOLIO

44	MUNICIPAL PORTFOLIO

64	ABBREVIATIONS AND OTHER INFORMATION

65	NOTES TO THE FINANCIAL STATEMENTS

73	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

74	TAX INFORMATION

75	SHAREHOLDER MEETING RESULTS

76	FUND EXPENSES

78	TRUSTEES AND OFFICERS

82	INVESTMENT CONSIDERATIONS

83	INDEX DEFINITIONS

84	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

DIVERSIFIED ASSETS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

During April through November of the 12-month period ended November 30, 2014, U.S. economic growth led the way for the developed world despite a disappointing first quarter. As the U.S. labor market continued to strengthen and domestic unemployment declined to 5.8%, inflation continued to run below the U.S. Federal Reserve’s (Fed) mandate. In addition, the Fed completed its quantitative easing program in October 2014, and many analysts believe that the U.S. central bank could begin to increase short-term rates as early as mid-2015. During the reporting period, the Fed continued the Overnight Fixed-Rate Reverse Repurchase Agreement facility’s testing program. There were multiple changes introduced, including a Dutch auction should interest exceed $300 billion, as well as a term repo facility. This program has been successful in establishing a floor for front-end rates. However, the Fed anticipates that this will be a temporary tool utilized during the rate normalization process. During the reporting period, the paths of the major central banks of the developed world began to diverge as both the Fed and the Bank of England moved closer to tightening, while the Japanese and European central banks continued to expand quantitative easing.

For the reporting period, the Portfolio posted a 0.01% return (Shares Class) compared with the 0.02% return of its benchmark, the iMoneyNet Fund Average™ — First Tier Institutional. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.01% (Shares Class).

Money market funds continue to be challenged with low short-term interest rates driven by supply constraints and expectations for rates to stay low for an extended period of time. We have maintained a long duration for the Portfolio relative to its benchmark. We continue to position the Portfolio conservatively by remaining highly selective in our purchases. Liquidity and principal preservation remain our primary objectives.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ — FIRST TIER INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.01%	0.01%	0.02%	0.01	%*
FIVE YEAR	0.02	0.02	0.05
TEN YEAR	1.51	1.40	1.59

*	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.17% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	27.4%
2 - 15 DAYS	20.5
16 - 30 DAYS	5.7
31 - 60 DAYS	18.8
61 - 97 DAYS	12.9
98 - 180 DAYS	10.8
181 - 270 DAYS	2.0
271 - 366 DAYS	1.6
367 - 397 DAYS	0.3

PORTFOLIO MANAGERS
JENNIFER SHEROIAN With Northern Trust since 2000 PETER YI With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	BDAXX
SERVICE SHARES	BDCXX
PREMIER SHARES*	BDDXX
INCEPTION DATE
SHARES	6/1/83
SERVICE SHARES	7/1/98
PREMIER SHARES*	4/1/99
TOTAL NET ASSETS	$11,311,454,960

NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
PREMIER SHARES*	—
GROSS EXPENSE RATIO(1)
SHARES	0.37%
SERVICE SHARES	0.62
PREMIER SHARES*	—
NET EXPENSE RATIO
SHARES	0.16%
SERVICE SHARES	0.16
PREMIER SHARES*	—

*	Currently, Premier Shares are not being offered to investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

The U.S. economy rebounded from a sharp slowdown in the first quarter of 2014 — largely driven by extraordinarily cold weather — to register moderate growth during the 12-month period ended November 30, 2014. The U.S. unemployment rate had declined to 5.8% by November 2014. Nonfarm payrolls registered steady growth, and both the Institute for Supply Management (ISM) manufacturing and non-manufacturing data were consistently over 50, indicating expansion. As the U.S. economy resumed moderate growth, the Federal Reserve (Fed) announced a gradual wind-down of its asset purchase program. By October 2014, the Fed had ended the program but nevertheless committed to reinvest interest and paydowns. The Fed also committed to keep interest rates at its current low levels for “a considerable time.”

In addition to its target federal funds rate and the asset purchase program, the Fed operated a reverse repurchase facility throughout the period. The Fed varied the size and rate of the facility, and its rates ranged from one to 10 basis points (0.10%). The reverse repurchase facility also varied from being a full allocation facility to a Dutch auction format. The Treasury Portfolio is an approved counterparty of the Fed for the purposes of this facility, and we utilized the facility extensively to invest overnight liquidity. The rate by the Fed had a significant effect on overnight market repo rates as well as on Portfolio performance.

During the reporting period, the Portfolio invested primarily in new Treasury floating rate notes, six-month to one-year Treasury bills, and the Fed reverse repo facility. This mix of investments enabled the Portfolio to maintain excellent liquidity without sacrificing yield. For the 12-month period, the Portfolio posted a 0.01% return (Shares Class) compared with the 0.01% return of its benchmark, the iMoneyNet Fund Average™ — Treasury & Repo Institutional category. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.01% (Shares Class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	IMONEYNET FUND AVERAGE™ — TREASURY & REPO INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.01%	0.01%	0.01%
FIVE YEAR	0.03	0.01
SINCE INCEPTION	0.04	N/A

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers and voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.13% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northerninstitutionalfunds.com.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	74.1%
2 - 15 DAYS	2.3
31 - 60 DAYS	5.0
61 - 97 DAYS	11.0
98 - 180 DAYS	5.2
181 - 270 DAYS	1.4
271 - 366 DAYS	1.0

PORTFOLIO MANAGER

BILAL MEMON With Northern Trust since 2007

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	NITXX
INCEPTION DATE
SHARES	11/5/08
TOTAL NET ASSETS	$14,705,071,774

NET ASSET VALUE
SHARES	$1.00
GROSS EXPENSE RATIO(1)
SHARES	0.22%
NET EXPENSE RATIO
SHARES	0.06%

(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TAX-EXEMPT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

The Tax-Exempt Portfolio offered investors diversification and liquidity during the 12-month period ended November 30, 2014. Throughout the reporting period, our efforts were focused on maximizing holdings of tax-free securities that are exempt from the federal Alternative Minimum Tax. In addition, the Portfolio continued to invest in only the strongest “tier-one” municipal credits and maintained a strong liquidity position.

During the 12-month reporting period, U.S. economic data portrayed an economy that was continuing to improve. Year-over-year Gross Domestic Product showed positive growth while unemployment fell to 5.8%. This positive momentum prompted the Federal Open Market Committee to conclude its asset purchase program in October 2014. The strong U.S. economy stood in direct contrast to weakness in the eurozone and most emerging markets. A lack of consistent global growth put downward pressure on commodity prices and fixed-income yields throughout the period.

Within fixed-income markets, demand for municipal investments remained strong, and many state and local municipalities saw improved financial conditions. State and local entities with strong revenues were rewarded as their offerings were well received by investors. During the period, the portfolio manager worked closely with Northern Trust’s credit analysts to identify top-tier municipal credits in order to further diversify Portfolio holdings. For the 12-month period, the Portfolio posted a 0.01% return (Shares Class) compared with the 0.01% return of its benchmark, the iMoneyNet Fund Average™ — Tax-Free Institutional category. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.01% (Shares Class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ — TAX-FREE INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.01%	0.01%	0.01%	0.01	%*
FIVE YEAR	0.02	0.02	0.03
TEN YEAR	1.10	0.97	1.06

*	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.26% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

Income from the Tax-Exempt Portfolio may be subject to federal alternative minimum tax (AMT) and state and local taxes.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	22.4%
2 - 15 DAYS	53.8
16 - 30 DAYS	0.8
31 - 60 DAYS	2.1
61 - 97 DAYS	1.5
98 - 180 DAYS	5.4
181 - 270 DAYS	7.4
271 - 366 DAYS	6.0
367 - 397 DAYS	0.6

PORTFOLIO MANAGER

KURT STOEBER With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	BTEXX
SERVICE SHARES	BTSXX
PREMIER SHARES*
INCEPTION DATE
SHARES	8/12/83
SERVICE SHARES	5/13/99
PREMIER SHARES*	7/11/01
TOTAL NET ASSETS	$1,105,324,713

NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
PREMIER SHARES*	—
GROSS EXPENSE RATIO(1)
SHARES	0.38%
SERVICE SHARES	0.63
PREMIER SHARES*	—
NET EXPENSE RATIO
SHARES	0.08%
SERVICE SHARES	0.08
PREMIER SHARES*	—

*	Currently, Premier Shares are not being offered to investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Risk assets generally performed well during the 12-month period ended November 30, 2014, with U.S. equities reaching new highs, and bond yields defying analysts’ forecasts by trending lower. Prospects for monetary policy going forward remained a key driver of market sentiment, along with global growth expectations. While U.S. economic data indicated modest growth domestically, disinflation in the eurozone — along with weak growth in Japan and China — tempered investor optimism. New Federal Reserve (Fed) Chair Janet Yellen enjoyed a relatively smooth transition early in her tenure, which helped the Federal Open Market Committee (FOMC) to complete an orderly wind-down of the Fed’s asset purchase program. Divergent monetary policy across the world’s major economies appears more likely, as the Fed contemplates its timeline for normalizing policy, while the European, Japanese and Chinese central banks consider additional policy accommodation.

Money market yields remained near zero throughout the annual period as demand for high quality liquid assets continued to outstrip supply. The Fed’s Reverse Repurchase Facility has been well received by market participants, consistently attracting over $100 billion on a daily basis. Conversely, new Fed regulations have shrunk dealers’ balance sheets, reducing repo supply meaningfully. Given the FOMC’s commitment to keep its monetary policy exceptionally accommodative for some time to come, and given continued expectations for challenging supply dynamics for U.S. government securities, we have selectively added duration in order to remain long to the Portfolio’s benchmark, the iMoneyNet Fund Average™ — Government & Agencies Institutional category, while maintaining a strong liquidity profile.

For the 12-month period, the Portfolio posted a 0.01% (Shares class) return, compared with the 0.01% return of its benchmark. As of November 30, 2014 the Portfolio’s 7-day current yield was 0.01%.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ — GOVT/ AGENCIES INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.01%	0.01%	0.01%	0.01	%*
FIVE YEAR	0.02	0.02	0.02
TEN YEAR	1.46	1.35	1.47

*	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.26% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northernfund.com/institutional.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	24.2%
2 - 15 DAYS	5.8
16 - 30 DAYS	15.7
31 - 60 DAYS	21.5
61 - 97 DAYS	15.9
98 - 180 DAYS	13.1
181 - 270 DAYS	1.2
271 - 366 DAYS	2.6

PORTFOLIO MANAGERS

DANIEL LAROCCO With Northern Trust since 2008 PETER YI With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	BNGXX
SERVICE SHARES	BGCXX
PREMIER SHARES*	BGDXX
INCEPTION DATE
SHARES	10/29/85
SERVICE SHARES	4/1/99
PREMIER SHARES*	12/15/98
TOTAL NET ASSETS	$5,798,704,135

NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
PREMIER SHARES*	—
GROSS EXPENSE RATIO(1)
SHARES	0.37%
SERVICE SHARES	0.62
PREMIER SHARES*	—
NET EXPENSE RATIO
SHARES	0.09%
SERVICE SHARES	0.09
PREMIER SHARES*	—

*	Currently, Premier Shares are not being offered to investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

World financial markets continued to exhibit volatility during the 12-month period ended November 30, 2014 as investors adjusted their expectations for monetary policy both in the United States and abroad. Weak growth in the eurozone and Asia prompted expectations for additional policy accommodation, while a strengthening U.S. economy prompted the Federal Open Market Committee (FOMC) to wind down its asset purchase program and contemplate a timeline for the normalization of monetary policy. Equities generally finished the period higher, while bond yields defied expectations and trended lower. Additional volatility appears likely as global growth prospects remain uneven and central banks worldwide decide how to best support their respective economies.

Within the money markets, issuance of agency discount notes remained essentially flat year-over-year, with any temporary upswing in issuance easily absorbed by money market funds seeking high quality investments. U.S. Treasury floating rate note issuance was met with strong demand from money market funds, as well as from corporate treasurers and foreign central banks, and the notes traded at lower yields than many had initially expected. Given the FOMC’s commitment to keep its monetary policy exceptionally accommodative for some time to come, and given continued expectations for challenging supply dynamics for U.S. government securities, we have selectively added duration in order to remain long to the Portfolio’s benchmark, the iMoneyNet Fund Average™ — Government & Agencies Institutional category, while maintaining a strong liquidity profile.

For the 12-month period, the Portfolio posted a 0.01% (Shares class) return, compared with the 0.01% return of its benchmark. As of November 30, 2014 the Portfolio’s 7-day current yield was 0.01%.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	WILLIAMS CAPITAL SHARES		IMONEYNET FUND AVERAGE™ — GOVT/ AGENCIES INSTL	CURRENT 7-DAY YIELD
ONE YEAR/SINCE INCEPTION	0.01%	0.01%	0.00	%*	0.01%	0.01	%**
FIVE YEAR	0.01	0.01	N/A		0.02
TEN YEAR	1.50	1.38	N/A		1.47

*	Since Inception
**	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers and voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.11% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	35.2%
2 - 15 DAYS	5.8
16 - 30 DAYS	11.0
31 - 60 DAYS	21.0
61 - 97 DAYS	7.0
98 - 180 DAYS	13.6
181 - 270 DAYS	3.6
271 - 366 DAYS	2.8

PORTFOLIO MANAGERS
DANIEL LAROCCO With Northern Trust since 2008 PETER YI With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)
TICKER SYMBOL
SHARES	BGSXX
SERVICE SHARES	BSCXX
WILLIAMS CAPITAL SHARES	WCGXX
PREMIER SHARES*	BSDXX
INCEPTION DATE
SHARES	11/7/90
SERVICE SHARES	5/28/99
WILLIAMS CAPITAL SHARES	9/15/14
PREMIER SHARES*	11/23/98
TOTAL NET ASSETS	$19,409,064,365
NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
WILLIAMS CAPITAL SHARES	1.00
PREMIER SHARES*	—
GROSS EXPENSE RATIO(1)
SHARES	0.22%
SERVICE SHARES	0.47
WILLIAMS CAPITAL SHARES	0.22
PREMIER SHARES*	—
NET EXPENSE RATIO
SHARES	0.08%
SERVICE SHARES	0.08
WILLIAMS CAPITAL SHARES	0.08
PREMIER SHARES*	—

*	Currently, Premier Shares are not being offered to investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

During the 12-month period ended November 30, 2014, the fixed-income market was buffeted by conflicting economic reports from the United States and abroad. The “polar vortex” hurt U.S. economic growth in the first quarter of 2014, but subsequent quarterly Gross Domestic Product reports came in strong, and a healthier U.S. economy pushed unemployment down to 5.8%. By October 2014, the Federal Open Market Committee had completed its asset purchase program. While the domestic economy continued to strengthen, global economic weakness kept a ceiling on commodity prices and interest rates.

The Municipal Portfolio offered investors tax-exempt income, diversification and liquidity throughout most of the reporting period. A volatile interest rate environment prompted the Portfolio to maintain an overnight liquidity target of approximately 10% of assets through most of the period. In addition, approximately 80% of assets were held in municipal securities with a duration of less than one week, which ensured ample liquidity to handle any fluctuations in Portfolio cash flows.

For most of the 12-month period, we employed a “barbell” duration strategy. In addition to significant holdings of daily and weekly municipal variable rate demand notes, we maintained duration by purchasing fixed-rate tax and revenue anticipation notes, which typically positioned the Portfolio’s average maturity approximately five days longer than its benchmark, the iMoneyNet Fund Average™ — Tax-Free Institutional category. These fixed-rate holdings locked in yield and afforded attractive exposure to municipal credit. In addition, the Portfolio maintained its S&P AAAm rating by holding to its conservative approach of protecting principal while fully investing Portfolio assets in tier-one-rated municipals. For the 12-month period, the Portfolio posted a 0.02% return (Shares Class) compared with the 0.01% return of its benchmark. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.01% (Shares Class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ — TAX-FREE INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.02%	0.02%	0.01%	0.01	%*
FIVE YEAR	0.04	0.02	0.03
TEN YEAR	1.18	1.04	1.06

*	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers and voluntary expense reimbursements in effect. In their absence, performance may be reduced. In the absence of voluntary expense reimbursements, the Current 7-Day Yield for the Portfolio would have been -0.12% for Shares as of November 30, 2014. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

Income from the Municipal Portfolio may be subject to federal alternative minimum tax (AMT) and state and local taxes.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 82 and 83.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	13.5%
2 - 15 DAYS	69.1
16 - 30 DAYS	1.4
31 - 60 DAYS	0.9
61 - 97 DAYS	3.4
98 - 180 DAYS	7.1
181 - 270 DAYS	4.4
271 - 366 DAYS	0.2

PORTFOLIO MANAGER

KURT STOEBER With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	NMUXX
SERVICE SHARES	BMSXX
PREMIER SHARES*
INCEPTION DATE
SHARES	12/1/99
SERVICE SHARES	2/11/00
PREMIER SHARES*	11/9/05
TOTAL NET ASSETS	$4,698,563,659

NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
PREMIER SHARES*	—
GROSS EXPENSE RATIO(1)
SHARES	0.22%
SERVICE SHARES	0.47
PREMIER SHARES*	—
NET EXPENSE RATIO
SHARES	0.08%
SERVICE SHARES	0.08
PREMIER SHARES*	—

*	Currently, Premier Shares are not being offered to investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Credit ratings are as of November 30, 2014 and subject to change. An AAA rating by Standard & Poor’s is obtained after S&P evaluates a number of factors, including credit quality, market price, exposure and management. The Portfolio is on the National Association of Insurance Commissioners list of Class 1 money market mutual funds. Inclusion on the NAIC list is the result of an accounting measure involving the Portfolio’s underlying investments, and does not constitute an assessment of quality. The NAIC listing does not represent an endorsement or recommendation of the overall Portfolio.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2014

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost which approximates fair value	$10,939,557	$6,117,156	$1,102,526	$4,312,441	$13,361,411	$4,685,200
Repurchase agreements, at cost which approximates fair value	1,132,964	8,356,938	–	1,486,643	6,047,494	–
Cash	126,409	496,468	696	250,004	94,812	4,530
Interest income receivable	6,305	1,630	1,278	333	1,222	2,493
Receivable for securities sold	84,036	–	920	–	–	8,485
Receivable for fund shares sold	21	3,619	13	7	2,407	488
Receivable from affiliate for expense reimbursements	1,894	1,827	288	1,387	2,096	579
Prepaid and other assets	42	41	4	46	78	17
Total Assets	12,291,228	14,977,679	1,105,725	6,050,861	19,509,520	4,701,792
LIABILITIES:
Payable for securities purchased	766,997	89,911	–	17,747	–	–
Payable for fund shares redeemed	209,036	180,041	–	232,413	96,678	2,271
Distributions payable to shareholders	93	115	9	48	154	38
Payable to affiliates:
Management fees (Note 3)	3,074	2,063	308	1,588	2,773	690
Custody and accounting fees	98	123	11	54	162	40
Transfer agent fees	140	172	14	72	231	58
Trustee fees	119	11	8	41	69	27
Accrued other liabilities	216	171	50	194	389	104
Total Liabilities	979,773	272,607	400	252,157	100,456	3,228
Net Assets	$11,311,455	$14,705,072	$1,105,325	$5,798,704	$19,409,064	$4,698,564
ANALYSIS OF NET ASSETS:
Capital stock	$11,311,451	$14,705,050	$1,105,341	$5,798,682	$19,409,013	$4,698,536
Accumulated undistributed net investment income (loss)	4	22	(2)	22	51	31
Accumulated undistributed net realized loss	–	–	(14)	–	–	(3)
Net Assets	$11,311,455	$14,705,072	$1,105,325	$5,798,704	$19,409,064	$4,698,564
Net Assets:
Shares	$11,305,508	$14,705,072	$1,104,692	$5,771,872	$19,144,244	$4,671,165
Service Shares	5,947	–	633	26,832	123,842	27,399
Williams Capital Shares	–	–	–	–	140,978	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	11,305,503	14,705,050	1,104,705	5,771,821	19,144,216	4,671,153
Service Shares	5,949	–	634	26,830	123,840	27,394
Williams Capital Shares	–	–	–	–	140,977	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00
Williams Capital Shares	–	–	–	–	1.00	–

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$17,999	$8,397	$1,118	$6,183	$16,797	$4,199
EXPENSES:
Management fees (Note 3)	15,212	10,421	1,571	6,785	11,043	2,853
Investment advisory fees (Note 3)	15,540	14,487	1,815	10,957	23,494	6,530
Administration fees (Note 3)	6,216	7,243	726	4,383	11,747	3,265
Custody and accounting fees	1,138	1,405	137	705	1,874	506
Transfer agent fees	730	896	86	339	1,025	269
Registration fees	180	140	72	126	240	101
Printing fees	19	15	5	15	37	10
Professional fees	114	110	55	117	168	75
Trustee fees	197	185	23	208	359	81
Other	160	126	25	161	272	94
Total Expenses	39,506	35,028	4,515	23,796	50,259	13,784
Less waivers of investment advisory fees	–	(7,243)	–	–	(11,747)	(3,265)
Less expenses reimbursed by administrator	(1,479)	(5,187)	(281)	(1,139)	(2,489)	(744)
Less expenses reimbursed by investment adviser	(21,102)	(14,931)	(3,232)	(16,813)	(20,860)	(6,109)
Less custodian credits	(9)	(26)	(4)	(18)	(1)	(9)
Net Expenses	16,916	7,641	998	5,826	15,162	3,657
Net Investment Income	1,083	756	120	357	1,635	542
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(8)	31	9	83	100	37
Net Gains (Losses)	(8)	31	9	83	100	37
Net Increase in Net Assets Resulting from Operations	$1,075	$787	$129	$440	$1,735	$579

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2014	2013	2014	2013
OPERATIONS:
Net investment income	$1,083	$918	$756	$1,016
Net realized gains (losses) on:
Investments	(8)	232	31	708
Net Increase in Net Assets Resulting from Operations	1,075	1,150	787	1,724
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	122,324	136,263	4,539,084	1,543,919
Net increase (decrease) in net assets resulting from Service Shares transactions	(230)	(5,174)	–	–
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	122,094	131,089	4,539,084	1,543,919
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(1,084)	(1,136)	(1,314)	(1,336)
Total Distributions to Shares Shareholders	(1,084)	(1,136)	(1,314)	(1,336)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(1)	(1)	–	–
Total Distributions to Service Shares Shareholders	(1)	(1)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
From net investment income	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	122,084	131,102	4,538,557	1,544,307
NET ASSETS:
Beginning of year	11,189,371	11,058,269	10,166,515	8,622,208
End of year	$11,311,455	$11,189,371	$14,705,072	$10,166,515
Accumulated Undistributed Net Investment Income (Loss)	$4	$(106)	$22	$549

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2014	2013	2014	2013	2014	2013	2014	2013

$120	$151	$357	$743	$1,635	$1,781	$542	$533

9	–	83	347	100	253	37	184
129	151	440	1,090	1,735	2,034	579	717

(63,568)	(615,859)	(763,923)	(283,029)	1,794,817	362,998	(62,853)	388,312
(350)	304	3,182	(1,517)	(17,163)	(72,100)	(6,015)	995
–	–	–	–	140,977	–	–	–
(63,918)	(615,555)	(760,741)	(284,546)	1,918,631	290,898	(68,868)	389,307

(120)	(151)	(646)	(862)	(1,774)	(1,974)	(705)	(579)
(120)	(151)	(646)	(862)	(1,774)	(1,974)	(705)	(579)

–	–	(3)	(3)	(13)	(19)	(5)	(4)
–	–	(3)	(3)	(13)	(19)	(5)	(4)

–	–	–	–	(2)	–	–	–
–	–	–	–	(2)	–	–	–
(63,909)	(615,555)	(760,950)	(284,321)	1,918,577	290,939	(68,999)	389,441

1,169,234	1,784,789	6,559,654	6,843,975	17,490,487	17,199,548	4,767,563	4,378,122
$1,105,325	$1,169,234	$5,798,704	$6,559,654	$19,409,064	$17,490,487	$4,698,564	$4,767,563
$(2)	$(2)	$22	$231	$51	$105	$31	$159

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$11,305,508	$11,183,193	$11,046,917	$11,117,953	$8,767,742
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.16%	0.20%	0.21%	0.21%	0.30%
Expenses, before waivers, reimbursements and credits	0.36%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.19)%	(0.16)%	(0.15%)	(0.14%)	(0.05)%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$5,947	$6,178	$11,352	$36,093	$72,076
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.16%	0.20%	0.19%	0.22%	0.30%
Expenses, before waivers, reimbursements and credits	0.37%	0.38%	0.41%	0.63%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.03%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.17)%	(0.19)%	(0.40)%	(0.31)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.02%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$14,705,072	$10,166,515	$8,622,208	$7,634,979	$4,970,610
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.06%	0.09%	0.12%	0.10%	0.15%
Expenses, before waivers, reimbursements and credits	0.27%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.02%	0.02%	0.07%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.22)%	(0.18)%	(0.20)%	(0.10)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO			SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,104,692	$1,168,252	$1,784,110	$1,222,940	$1,273,685
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.16%	0.20%	0.28%
Expenses, before waivers, reimbursements and credits	0.38%	0.38%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.29)%	(0.25)%	(0.20)%	(0.15)%	(0.07)%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$633	$982	$679	$966	$1,308
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.16%	0.22%	0.28%
Expenses, before waivers, reimbursements and credits	0.38%	0.39%	0.41%	0.63%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.00%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.29)%	(0.26)%	(0.24)%	(0.41)%	(0.33)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$5,771,872	$6,536,003	$6,818,808	$6,380,311	$5,378,943
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.09%	0.11%	0.15%	0.14%	0.21%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.27)%	(0.25)%	(0.21)%	(0.22)%	(0.14)%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$26,832	$23,651	$25,167	$26,937	$33,003
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.09%	0.11%	0.15%	0.14%	0.21%
Expenses, before waivers, reimbursements and credits	0.38%	0.38%	0.40%	0.63%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.28)%	(0.26)%	(0.24)%	(0.48)%	(0.40)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$19,144,244	$17,349,481	$16,986,442	$13,248,289	$12,599,523
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.11%	0.13%	0.11%	0.19%
Expenses, before waivers, reimbursements and credits	0.28%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.03%
Net investment loss, before waivers, reimbursements and credits	(0.19%)	(0.20)%	(0.18)%	(0.20)%	(0.10)%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$123,842	$141,006	$213,106	$262,089	$120,824
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.11%	0.13%	0.11%	0.20%
Expenses, before waivers, reimbursements and credits	0.29%	0.33%	0.35%	0.58%	0.58%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.21)%	(0.21)%	(0.46)%	(0.36)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2014(1)
Net Asset Value, Beginning of Period	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–
Net realized gains (losses)	–
Total from Investment Operations	–
LESS DISTRIBUTIONS PAID:
From net investment income	–
Total Distributions Paid	–
Net Asset Value, End of Period	$1.00
Total Return(2)	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$140,978
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.08%
Expenses, before waivers, reimbursements and credits	0.21%
Net investment income, net of waivers, reimbursements and credits	0.01%
Net investment loss, before waivers, reimbursements and credits	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014. Per share amounts from net investment income, net realized gains and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO			SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.02%	0.01%	0.02%	0.05%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,671,165	$4,734,148	$4,345,703	$4,815,069	$4,710,432
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.17%	0.19%	0.20%
Expenses, before waivers, reimbursements and credits	0.28%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.05%	0.10%
Net investment loss, before waivers, reimbursements and credits	(0.19)%	(0.19)%	(0.14)%	(0.08)%	(0.02)%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.02%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$27,399	$33,415	$32,419	$28,333	$39,651
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.17%	0.23%	0.29%
Expenses, before waivers, reimbursements and credits	0.29%	0.33%	0.35%	0.58%	0.58%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before waivers, reimbursements and credits	(0.20)%	(0.20)%	(0.17)%	(0.34)%	(0.28)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 3.8%

ABS Other – 3.8%

Bedford Row Funding Corp., 0.32%, 3/25/15 (1)	$48,000	$47,951

Collateralized Commercial Paper II, 0.26%, 1/29/15 (1)	41,295	41,277
0.28%, 4/1/15 (1)	113,000	112,894

Collateralized Commercial Paper LLC, 0.26%, 1/22/15	43,880	43,863

Kells Funding LLC, 0.23%, 1/26/15 (1)(2)	54,000	53,994

Victory Receivables Corp., 0.16%, 12/2/14 (1)	30,000	30,000
0.17%, 1/8/15 (1)	40,000	39,993
0.17%, 1/16/15 (1)	57,000	56,988
		426,960
Total ABS Commercial Paper
(Cost $426,960)		426,960

ASSET-BACKED SECURITIES – 0.5%

ABS Other – 0.0%

John Deere Owner Trust, Series 2014-A, Class A1, 0.20%, 12/15/14	5,931	5,931

Car Loan – 0.5%

Ford Credit Auto Owner Trust, Series 2014-B, Class A1, 0.18%, 12/15/14 (1)	1,765	1,765

Honda Auto Receivables Owner Trust, 0.22%, 3/29/15	52,000	52,000

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 12/15/14	2,138	2,138
		55,903
Total Asset-Backed Securities
(Cost $61,834)		61,834

CERTIFICATES OF DEPOSIT – 35.9%

Banking – 35.9%

Bank of America N.A., 0.21%, 2/19/15	64,000	64,000
0.26%, 4/1/15	29,000	29,000

Bank of America N.A., Chicago Branch, 0.26%, 3/3/15	8,000	8,000

Bank of America N.A., New York Branch, 0.25%, 12/15/14	17,000	17,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.9% – continued

Banking – 35.9% – continued
0.26%, 3/16/15	$25,000	$25,000
0.20%, 3/23/15	40,000	40,000

Bank of Montreal, Chicago Branch, 0.20%, 12/9/14	46,310	46,310
0.18%, 2/18/15	77,000	77,000
0.22%, 4/10/15	24,000	24,000

Bank of Nova Scotia, Houston, 0.20%, 12/1/14, FRCD (2)	15,000	15,000
0.28%, 12/1/14, FRCD (2)	80,000	80,000
0.24%, 12/8/14, FRCD (2)	70,000	70,000
0.23%, 1/8/15, FRCD (2)	23,000	23,000
0.25%, 2/17/15	50,000	50,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.25%, 1/14/15	80,000	80,000
0.19%, 2/17/15	68,000	68,000
0.25%, 2/26/15	55,000	55,000
0.25%, 4/14/15	12,000	12,000

BNP Paribas, New York Branch, 0.21%, 1/16/15	100,000	100,000

Branch Banking and Trust Co., 0.16%, 12/29/14	52,000	52,000

Canadian Imperial Bank of Commerce, 0.25%, 12/1/14, FRCD (2)	25,000	25,000

Citibank N.A., 0.25%, 3/11/15	95,000	95,000

Citibank N.A., New York Branch, 0.25%, 12/1/14	82,000	82,000
0.25%, 12/9/14	18,000	18,000
0.25%, 3/23/15	15,000	15,000

Commonwealth Bank of Australia, London, 0.22%, 12/22/14	53,000	53,000
0.25%, 12/24/14, FRCD (2)	37,000	37,000
0.22%, 1/12/15	110,000	110,000
0.23%, 2/9/15, FRCD	60,000	60,000
0.36%, 9/15/15	63,000	63,000

Credit Suisse, New York, 0.23%, 1/14/15	31,000	31,000
0.29%, 1/15/15	105,800	105,800

DNB Nor Bank ASA, London, 0.20%, 3/6/15	70,000	70,000

DNB Nor Bank ASA, New York Branch, 0.19%, 2/6/15	60,000	60,000

HSBC Bank PLC, London Branch, 0.31%, 6/17/15	35,000	35,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.9% – continued

Banking – 35.9% – continued

JPMorgan Chase Bank N.A., 0.28%, 1/23/15, FRCD (2)	$62,000	$62,000

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 1/20/15, FRCD (2)	76,000	76,000

Mitsubishi UFJ Trust & Banking Corp., 0.23%, 12/15/14	21,295	21,295
0.27%, 1/6/15	17,000	17,000
0.26%, 2/9/15	44,000	44,000

Mizuho Bank Ltd., New York Branch, 0.21%, 12/22/14	64,000	64,000
0.22%, 1/29/15	31,000	31,000
0.22%, 2/3/15	18,000	18,000

National Australia Bank Ltd., London, 0.24%, 3/18/15	80,000	80,000

Nordea Bank Finland PLC, New York, 0.23%, 5/20/15	61,000	61,000

Norinchukin Bank, New York Branch, 0.28%, 3/12/15	46,545	46,545

Oversea-Chinese Banking Corp., 0.22%, 12/1/14	35,615	35,615
0.19%, 1/23/15	25,000	25,000

Rabobank Nederland, London Branch, 0.18%, 1/14/15	87,000	87,000

Rabobank Nederland, New York Branch, 0.21%, 12/3/14	80,000	80,000
0.21%, 12/5/14	55,000	55,000
0.20%, 12/9/14, FRCD (2)	70,000	69,999

Royal Bank of Canada, New York, 0.27%, 12/1/14, FRCD (2)	43,100	43,100

Shizuoka Bank, New York, 0.23%, 1/12/15	19,000	19,000

Skandinaviska Enskilda Banken AB, New York, 0.21%, 12/22/14	40,295	40,295
0.20%, 3/3/15	77,000	77,000

Societe Generale, New York Branch, 0.19%, 12/2/14	83,000	83,000

State Street Bank & Trust Co., 0.28%, 1/5/15, FRCD (2)	49,000	49,000

Sumitomo Mitsui Banking Corp., 0.23%, 1/6/15	30,000	30,000
0.23%, 2/12/15	60,000	60,001

Sumitomo Mitsui Banking Corp., New York, 0.21%, 1/2/15	51,000	51,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.9% – continued

Banking – 35.9% – continued
0.25%, 1/30/15	$64,000	$64,000

Sumitomo Mitsui Trust Bank Ltd. 0.24%, 2/12/15	59,000	59,000

Svenska Handelsbanken AB, 0.21%, 12/12/14	67,370	67,370

Svenska Handelsbanken, New York, 0.17%, 12/3/14	48,000	48,000
0.19%, 2/9/15	65,000	65,001

Toronto Dominion Bank, New York, 0.23%, 2/6/15, FRCD	70,000	70,000
0.24%, 2/23/15, FRCD (2)	54,000	54,000

Wells Fargo Bank N.A., 0.23%, 12/1/14, FRCD (2)	43,470	43,470
0.26%, 12/1/14, FRCD (2)	47,525	47,525
0.26%, 12/3/14, FRCD (2)	60,000	60,000
0.21%, 2/9/15	52,000	52,000
0.23%, 4/7/15	82,000	82,000
0.23%, 5/4/15	105,000	105,000
0.23%, 5/13/15	88,000	88,000

Westpac Banking Corp., New York, 0.23%, 12/29/14, FRCD (2)	5,000	5,000
0.24%, 2/26/15, FRCD (2)	29,000	29,000
		4,060,326
Total Certificates of Deposit
(Cost $4,060,326)		4,060,326

COMMERCIAL PAPER – 11.6%

Banking – 5.2%

Australia and New Zealand Banking Group, 0.25%, 2/20/15 (1)(2)	84,000	84,000

Commonwealth Bank of Australia, 0.24%, 2/26/15 (1)(2)	24,000	23,998

DBS Bank Ltd., 0.24%, 3/16/15 (1)	18,050	18,037

DNB Bank ASA, 0.17%, 12/1/14 (1)	45,000	45,000
0.20%, 1/5/15 (1)	42,000	41,992

Lloyds Bank PLC, 0.20%, 1/16/15	76,000	75,981

Oversea-Chinese Banking Corp., 0.24%, 12/10/14	47,420	47,417
0.28%, 6/16/15	36,000	35,945

Skandinaviska Enskilda Banken AB, 0.20%, 2/3/15 (1)	35,000	34,988

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 11.6% – continued

Banking – 5.2% – continued
0.20%, 3/5/15 (1)(3)	$37,750	$37,730

Sumitomo Mitsui Banking Corp., 0.26%, 2/11/15 (1)	12,500	12,494

United Overseas Bank Ltd., 0.24%, 4/7/15 (1)	29,000	28,975

United Overseas Bank Ltd., Singapore 0.25%, 3/3/15 (1)	50,000	49,968

Westpac Banking Corp., 0.23%, 1/8/15 (1)	55,000	55,004
		591,529

Brokerage – 1.0%

JP Morgan Securities LLC, 0.23%, 2/27/15 (1)	48,415	48,388
0.27%, 5/13/15	62,000	61,924
		110,312

Finance Companies – 0.4%

General Electric Capital Corp., 0.20%, 4/6/15	24,000	23,983
0.20%, 4/7/15	17,000	16,988
		40,971

Foreign Agencies – 2.0%

Electricite De France S.A., 0.16%, 12/8/14 (1)	44,690	44,689
0.26%, 12/16/14 (1)	49,835	49,830

KFW, 0.08%, 1/7/15 (1)	72,000	71,994

Korea Development Bank, 0.20%, 2/3/15	19,000	18,993
0.29%, 5/5/15	46,000	45,942
		231,448

Technology – 3.0%

Automatic Data Processing, Inc., 0.03%, 12/4/14 (1)	340,000	339,997
Total Commercial Paper
(Cost $1,314,257)		1,314,257

CORPORATE NOTES/BONDS – 4.7%

Automotive – 2.0%

American Honda Finance Corp., 0.24%, 12/5/14, FRN	47,150	47,150
0.23%, 1/7/15, FRN (2)	111,000	111,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 4.7% – continued

Automotive – 2.0% – continued

Toyota Motor Credit Corp., 0.23%, 1/14/15, FRN	$69,180	$69,180
		227,330

Banking – 0.5%

Bank of Nova Scotia, Covered Program Book, 1.65%, 10/29/15 (1)(3)	10,650	10,768

Bank of Nova Scotia, Houston Branch, 0.38%, 1/2/15, FRN (2)	20,000	20,017

Commonwealth Bank of Australia, 0.83%, 1/8/15, FRN (1)(2)	20,000	20,097
		50,882

Consumer Products – 0.6%

Kimberly-Clark Corp., 4.17%, 12/19/14 (1)	66,930	67,060

Foreign Agencies – 0.5%

Export Development Canada, 0.18%, 12/1/14 (1)(2)	13,000	13,001
0.13%, 12/15/14, FRN (1)(2)	45,000	45,000

		58,001

Foreign Local Government – 0.2%

Province of Quebec Canada, 4.60%, 5/26/15	22,295	22,763

Integrated Energy – 0.1%

Shell International Finance B.V., 0.30%, 2/10/15, FRN (2)	11,000	11,006

Retailers – 0.3%

Wal-Mart Stores, 5.32%, 6/1/15	30,000	30,769

Supranational – 0.5%

International Bank for Reconstruction & Development, 0.13%, 12/1/14 (2)	26,000	25,993
0.30%, 10/9/15	35,000	35,000
		60,993
Total Corporate Notes/Bonds
(Cost $528,804)		528,804

EURODOLLAR TIME DEPOSITS – 18.7%

Banking – 18.7%

Bank of New York, Mellon Cayman, 0.07%, 12/1/14	320,000	320,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 18.7% – continued

Banking – 18.7% – continued

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 12/1/14	$218,000	$218,000
0.11%, 12/1/14	218,000	218,000
0.12%, 12/2/14	209,000	209,000

Credit Agricole S.A., London, 0.10%, 12/1/14	137,000	137,000

DBS Bank Ltd., Singapore Branch, 0.19%, 12/22/14	48,000	48,000

Den Norske Bank, Grand Cayman, 0.07%, 12/1/14	300,000	300,000

HSBC Holdings PLC, London Branch, 0.10%, 12/1/14	175,000	175,000

HSBC Holdings PLC, Paris Branch, 0.12%, 12/1/14	143,000	143,000

Nordea Bank, Grand Cayman, 0.07%, 12/1/14	150,000	150,000

Svenska Handelsbanken, Cayman Islands, 0.07%, 12/1/14	200,000	200,000
		2,118,000
Total Eurodollar Time Deposits
(Cost $2,118,000)		2,118,000

MEDIUM TERM NOTES – 0.3%

Banking – 0.3%

Royal Bank of Canada, 2.63%, 12/15/15	38,000	38,854
Total Medium Term Notes
(Cost $38,854)		38,854

U.S. GOVERNMENT AGENCIES – 15.6% (4)

Federal Farm Credit Bank – 1.7%

FFCB Discount Notes, 0.08%, 12/5/14	50,000	50,000
0.11%, 4/7/15	15,000	14,994
0.18%, 11/24/15	20,000	19,964

FFCB FRN, 0.16%, 12/1/14 (2)	45,000	44,998
0.19%, 12/1/14 (2)	30,500	30,502
0.11%, 1/14/15 (2)	30,000	29,999
		190,457

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 15.6% (4) – continued

Federal Home Loan Bank – 11.6%

FHLB Bonds, 0.17%, 12/11/14	$45,665	$45,665
0.25%, 2/20/15	20,670	20,676
0.38%, 3/13/15	15,000	15,011
0.22%, 7/17/15	49,580	49,580
0.23%, 8/3/15	35,025	35,025
0.20%, 8/12/15	52,015	52,010
0.20%, 10/16/15	18,000	17,993

FHLB Discount Notes, 0.05%, 1/2/15	97,000	96,995
0.06%, 1/7/15	93,000	92,994
0.06%, 1/9/15	45,000	44,997
0.06%, 1/16/15	70,000	69,994
0.08%, 1/16/15	91,000	90,992
0.08%, 1/21/15	75,000	74,991
0.08%, 1/23/15	57,000	56,993
0.09%, 1/26/15	25,000	24,997
0.10%, 1/28/15	40,000	39,994
0.18%, 11/18/15	13,500	13,476
0.18%, 11/19/15	30,000	29,947

FHLB FRN, 0.11%, 12/5/14	50,000	50,000
0.11%, 12/7/14 (2)	150,000	149,996
0.15%, 12/11/14 (2)	63,000	62,993
0.11%, 12/20/14 (2)	129,000	128,987
0.16%, 12/23/14 (2)	50,000	50,000
		1,314,306

Federal Home Loan Mortgage Corporation – 1.5%

FHLMC Bond, 0.35%, 12/5/14	19,000	19,000

FHLMC Discount Notes, 0.09%, 1/23/15	52,000	51,993
0.10%, 2/19/15	40,000	39,992
0.10%, 4/21/15	55,000	54,980
		165,965

Federal National Mortgage Association – 0.8%

FNMA FRN, 0.13%, 12/5/14 (2)	35,000	34,995

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 15.6% (4) – continued

Federal National Mortgage Association – 0.8% – continued
0.17%, 12/20/14 (2)	$5,580	$5,580
0.15%, 12/21/14 (2)	50,000	50,011
		90,586
Total U.S. Government Agencies
(Cost $1,761,314)		1,761,314

U.S. GOVERNMENT OBLIGATIONS – 3.6%

U.S. Treasury Bills – 1.0%
0.13%, 1/8/15	70,000	69,990
0.13%, 3/5/15	44,620	44,605
		114,595

U.S. Treasury Floating Rate Notes – 2.6%
0.08%, 12/1/14 (2)	149,000	149,003
0.09%, 12/1/14 (2)	138,952	138,955
		287,958
Total U.S. Government Obligations
(Cost $402,553)		402,553

MUNICIPAL INVESTMENTS – 2.0%

California – 0.1%

Saddleback Valley Community Church, (FHLB of San Francisco LOC), 0.11%, 12/8/14	13,370	13,370

Illinois – 0.7%

City of Chicago U.S. CP, (Wells Fargo Bank N.A. LOC), 0.19%, 3/11/15	29,045	29,030

Illinois State Toll Highway Authority Refunding VRDB, Series A-1A, (Assured Guaranty Municipal Corp. Insured), 0.07%, 12/8/14	50,000	50,000
		79,030

Minnesota – 0.1%

Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A, (U.S. Bank N.A. LOC), 0.11%, 12/8/14	12,600	12,600

New York – 0.7%

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.26%, 12/8/14 (1)(2)	23,485	23,485

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 2.0% – continued

New York – 0.7% – continued

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-52, (Royal Bank of Canada LOC), 0.26%, 12/8/14 (1)(2)	$28,505	$28,505

Saratoga County IDA Taxable Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.10%, 12/8/14	23,265	23,265
		75,255

Pennsylvania – 0.4%

Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series D, (Assured Guaranty Municipal Corp. Insured), 0.07%, 12/8/14	46,400	46,400
Total Municipal Investments
(Cost $226,655)		226,655

Investments, at Amortized Cost
($10,939,557)		10,939,557

REPURCHASE AGREEMENTS – 10.0%

Joint Repurchase Agreements – 1.0% (5)

Bank of America Securities LLC, dated 11/28/14, repurchase price $38,655 0.05%, 12/5/14	38,655	38,655

Morgan Stanley & Co., Inc., dated 11/28/14, repurchase price $38,655 0.08%, 12/5/14	38,655	38,655

Societe Generale, New York Branch, dated 11/28/14, repurchase price $38,654 0.08%, 12/5/14	38,654	38,654
		115,964

Repurchase Agreements – 9.0% (6)

Barclays Capital, Inc., dated 11/28/14,repurchase price $540,004 0.08%, 12/1/14	540,000	540,000

JPMorgan Securities LLC, dated 11/28/14,repurchase price $77,029 0.50%, 3/1/15	77,000	77,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 10.0% – continued

Repurchase Agreements – 9.0% (6) – continued

Mizuho Securities USA, Inc., dated 11/28/14, repurchase price $400,008 0.10%, 12/3/14	$400,000	$400,000
		1,017,000
Total Repurchase Agreements
(Cost $1,132,964)		1,132,964

Total Investments – 106.7%
(Cost $12,072,521) (7)		12,072,521

Liabilities less Other Assets – (6.7)%		(761,066)
NET ASSETS – 100.0%		$11,311,455

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At November 30, 2014, the value of these restricted illiquid securities amounted to approximately $48,498,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Nova Scotia, Covered Program Book, 1.65%, 10/29/15	11/5/2014	$10,777
Skandinaviska Enskilda Banken AB, 0.20%, 3/5/15	11/5/2014	37,725

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 1,234	0.75%	2/15/42
U.S. Treasury Notes	$116,893	0.13% – 2.75%	9/30/15 – 1/15/23
Total	$118,127

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$ 82,392	0.01% – 7.25%	9/24/15 – 11/15/44
FHLMC	$ 105,776	2.05% – 6.28%	9/1/29 – 5/1/40
FNMA	$ 297,317	1.94% – 5.43%	10/1/29 – 9/1/40
GNMA	$ 7,864	4.00%	1/20/40
U.S. Treasury Bills	$ 1,033	0.08%	5/28/15
U.S. Treasury Notes	$ 550,800	0.63%	7/15/21
Total	$1,045,182

(7)	The cost for federal income tax purposes was $12,072,521.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio	$–	$12,072,521	(1)(2)	$–	$12,072,521

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 41.6%

U.S. Treasury Bills – 14.1%
0.14%, 12/11/14	$328,000	$327,987
0.02%, 1/2/15	530,000	529,989
0.06%, 1/2/15	90,000	89,998
0.13%, 1/8/15	95,000	94,987
0.05%, 3/5/15	285,000	284,963
0.05%, 4/23/15	250,000	249,949
0.06%, 4/30/15	150,000	149,965
0.06%, 5/14/15	100,000	99,973
0.07%, 5/21/15	250,000	249,920
		2,077,731

U.S. Treasury Floating Rate Notes – 16.3%
0.07%, 12/1/14 (1)	685,000	684,870
0.08%, 12/1/14 (1)	200,000	199,941
0.09%, 12/1/14 (1)	1,502,500	1,502,565
		2,387,376

U.S. Treasury Notes – 11.2%
0.25%, 1/31/15	1,300,000	1,300,483
0.25%, 5/31/15	200,000	200,187
1.25%, 9/30/15	150,000	151,379
		1,652,049
Total U.S. Government Obligations
(Cost $6,117,156)		6,117,156

Investments, at Amortized Cost
($6,117,156)		6,117,156

REPURCHASE AGREEMENTS – 56.8%

Joint Repurchase Agreements – 1.1% (2)

Bank of America Securities LLC, dated 11/28/14, repurchase price $54,971 0.05%, 12/5/14	54,970	54,970

Morgan Stanley & Co., Inc., dated 11/28/14, repurchase price $54,971 0.08%, 12/5/14	54,970	54,970

Societe Generale, New York Branch, dated 11/28/14, repurchase price $54,971 0.08%, 12/5/14	54,971	54,971
		164,911

Repurchase Agreements – 55.7% (3)

Bank of Nova Scotia, dated 11/28/14,repurchase price $550,004 0.08%, 12/1/14	550,000	550,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 56.8% – continued

Repurchase Agreements – 55.7% (3) – continued

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $242,029 0.08%, 12/1/14	$242,027	$242,027

Federal Reserve Bank of New York, dated 11/28/14, repurchase price $7,400,043 0.07%, 12/1/14	7,400,000	7,400,000
		8,192,027
Total Repurchase Agreements
(Cost $8,356,938)		8,356,938

Total Investments – 98.4%
(Cost $14,474,094) (4)		14,474,094

Other Assets less Liabilities – 1.6%		230,978
NET ASSETS – 100.0%		$14,705,072

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 1,755	0.75%	2/15/42
U.S. Treasury Notes	$166,232	0.13% – 2.75%	9/30/15 –1/15/23
Total	$167,987

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,562,675	1.75% – 9.25%	2/15/16 – 11/15/44
U.S. Treasury Notes	$1,588,362	0.13% – 5.13%	9/30/15 – 8/15/23
U.S. Treasury Strips	$ 58,530	1.05% – 2.21%	2/15/18 – 8/15/26
Total	$8,209,567

(4)	The cost for federal income tax purposes was $14,474,094.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	NOVEMBER 30, 2014

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio	$–	$14,474,094	(1)	$–	$14,474,094

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7%

Alabama – 4.1%

Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC LOC), 0.05%, 12/8/14	$5,200	$5,200

Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant, 0.05%, 12/1/14	34,900	34,900

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.06%, 12/8/14	5,500	5,500
		45,600

Arizona – 0.2%

Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.05%, 12/8/14 (1)	2,300	2,300

California – 12.8%

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.06%, 12/8/14	2,530	2,530

California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.03%, 12/1/14	1,500	1,500

California State RANS, 1.50%, 6/22/15	10,500	10,581

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	5,000	5,055

California State School Cash Reserve Program Authority TRANS, Series A, 2.00%, 6/1/15	3,000	3,028

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.04%, 12/8/14	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

California –12.8% – continued

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.06%, 12/8/14	$1,840	$1,840

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.05%, 12/8/14	2,355	2,355

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	1,000	1,008

Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District, 0.25%, 12/8/14 (2)	11,800	11,800

Kern Community College District Variable Refunding COPS, 0.15%, 12/8/14 (2)	5,300	5,300

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.04%, 12/8/14	2,000	2,000

Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.13%, 12/8/14 (1)	29,000	29,000

Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5, 0.12%, 12/8/14 (1)	3,000	3,000

San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center, (State Street Bank & Trust Co. LOC), 0.03%, 12/8/14	11,250	11,250

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.03%, 12/1/14	18,200	18,200

University of California Municipal CP, 0.04%, 12/8/14	21,000	21,000

West Hills Community College District COPS VRDB, (MUFG Union Bank N.A. LOC), 0.03%, 12/8/14	10,000	10,000
		141,447

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Colorado – 1.1%

Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	$100	$100

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.05%, 12/8/14	1,685	1,685

Colorado State General Fund TRANS, Series A, 1.00%, 6/26/15	10,000	10,050
		11,835

District of Columbia – 1.8%

District of Columbia G.O. Unlimited TRANS, 1.50%, 9/30/15	10,000	10,114

District of Columbia Revenue VRDB, American Legacy Foundation, 0.03%, 12/8/14	6,000	6,000

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.08%, 12/8/14	1,200	1,200

Metropolitan Washington Airports Authority Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/9/15	2,000	2,000
		19,314

Florida – 3.5%

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	8,500	8,500

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (TD Bank N.A. LOC), 0.05%, 12/1/14	1,600	1,600

Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments, (FHLMC LOC), 0.03%, 12/8/14	1,350	1,350

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.03%, 12/8/14	2,400	2,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Florida – 3.5% – continued

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.04%, 12/8/14	$9,000	$9,000

Jacksonville Election Authority Variable Rate Demand Obligations, (U.S. Bank N.A. Gtd.), 0.06%, 12/3/14	15,000	15,000

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.04%, 12/8/14	500	500
		38,350

Georgia – 1.2%

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.05%, 12/1/14	3,300	3,300

Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, (Bibb Country Georgia Gtd.), 0.05%, 12/8/14	8,400	8,400

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.05%, 12/8/14	1,675	1,675
		13,375

Idaho – 0.9%

State of Idaho G.O. Unlimited TANS, 2.00%, 6/30/15	10,000	10,109

Illinois – 6.3%

Chicago Waterworks Refunding VRDB, Subseries 04-2, (State Street Bank & Trust Co. LOC), 0.05%, 12/8/14	4,000	4,000

City of Chicago G.O. VRDB, Project, Series B1, (JPMorgan Chase Bank N.A. LOC), 0.06%, 12/8/14	2,000	2,000

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.05%, 12/1/14	8,600	8,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 6.3% – continued

City of Chicago Illinois Municipal CP, Series 02-D, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/1/14	$6,000	$6,000

City of Chicago Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.13%, 5/6/15	5,000	5,000

Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	5,000	5,000

Illinois Finance Authority Health Facilities Adjustable Revenue Bonds, Series C, Advocate Health Care Network, 0.17%, 5/1/15	4,470	4,470

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	3,000	3,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	5,475	5,475

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bank N.A. LOC), 0.05%, 12/8/14	6,300	6,300

Illinois State Health Facilties Authority VRDB, Series A, Advocate Health Care Network, 0.13%, 7/16/15	4,490	4,490

Peoria, Illinois IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.44%, 12/8/14	215	215

State of Illinois G.O. Unlimited VRDB, Series B-4, (State Street Bank & Trust Co. LOC), 0.03%, 12/8/14	15,000	15,000
		69,550

Indiana – 3.7%

Indiana State Finance Authority Lease Appropriation VRDB, Series A-2, 0.04%, 12/1/14	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Indiana – 3.7% – continued

Indiana State Finance Authority VRDB, Series A, United Methodist Memorial Home, (FHLB of Indianapolis LOC), 0.34%, 12/8/14	$650	$650

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.04%, 12/1/14	100	100

Posey County Economic Development Refunding Revenue Bonds, Midwest Fertilizer Co. Project, (U.S. Treasury Escrowed), 0.23%, 4/2/15	30,000	30,000
		40,750

Iowa – 4.0%

City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park, (FHLB of Des Moines LOC), 0.04%, 12/8/14	2,000	2,000

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.04%, 12/1/14	13,520	13,520

Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	6,200	6,200

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/1/14	4,595	4,595

Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2, (MUFG Union Bank N.A. LOC), 0.05%, 12/8/14	7,400	7,400

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.06%, 12/1/14	8,400	8,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Iowa – 4.0% – continued

Iowa State Finance Authority Facility Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.05%, 12/1/14	$1,810	$1,810

Iowa State Finance Authority VRDB, Facilities Morningside College Project, (U.S. Bank N.A. LOC), 0.05%, 12/1/14	600	600
		44,525

Kansas – 0.6%

Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	7,000	7,000

Kentucky – 2.3%

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	300	300

City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare, 1.00%, 12/1/14	4,500	4,500

City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center, 1.00%, 3/1/15	5,000	5,009

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1, 1.00%, 8/1/15	5,600	5,629

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	5,220	5,219

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	4,605	4,605
		25,262

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Louisiana – 0.2%

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.04%, 12/8/14	$2,600	$2,600

Maine – 0.2%

Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	2,000	2,000

Maryland – 1.0%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (MUFG Union Bank N.A. LOC), 0.04%, 12/8/14	7,800	7,800

Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC LOC), 0.04%, 12/8/14	3,100	3,100
		10,900

Massachusetts – 2.4%

Massachusetts State G.O. Limited RANS, Series A, 1.50%, 4/23/15	11,000	11,061

Massachusetts State G.O. Limited RANS, Series B, 1.50%, 5/28/15	5,000	5,034

Massachusetts State G.O. Limited VRDB, Series B, Central Artery, 0.04%, 12/1/14	10,100	10,100
		26,195

Michigan – 1.9%

Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	7,545	7,545

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.02%, 12/8/14	965	965

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Michigan – 1.9% – continued

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	$6,250	$6,250

Michigan State University Revenue VRDB, 0.03%, 12/8/14	6,000	6,000
		20,760

Minnesota – 2.2%

City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes, (FHLMC LOC), 0.04%, 12/8/14	10,135	10,135

Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes, 1.00%, 12/1/15	6,250	6,297

Minnesota State School Districts Tax & Aid Anticipation Borrowing Program COPS, Series A, (Minnesota School Districts Tax & Aid Anticipation Borrowing Program Insured), 2.00%, 9/15/15	7,410	7,518

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	300	300
		24,250

Mississippi – 1.9%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.05%, 12/8/14	7,000	7,000

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.04%, 12/8/14	9,725	9,725

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.04%, 12/8/14	4,000	4,000
		20,725

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Missouri – 0.6%

Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	$2,500	$2,500

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	4,135	4,135
		6,635

Municipal States Pooled Securities – 1.6%

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.14%, 12/8/14 (1)	3,065	3,065

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.14%, 12/8/14	10,000	10,000

FHLMC Multifamily Revenue VRDB, Series MO27, Class A, 0.05%, 12/8/14	4,960	4,960
		18,025

New Hampshire – 0.6%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Bank N.A. LOC), 0.04%, 12/1/14	3,155	3,155

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.04%, 12/8/14	1,470	1,470

New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College, (FHLB of Boston LOC), 0.03%, 12/8/14	1,940	1,940
		6,565

New Jersey – 1.2%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.06%, 12/8/14 (1)	310	310

County of Hudson G.O. Unlimited BANS, 2.00%, 12/5/14	10,000	10,002

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New Jersey – 1.2% – continued

Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1, (Hudson County, New Jersey Insured), 1.00%, 12/10/14	$2,503	$2,503
		12,815

New York – 11.6%

City of New York G.O., Series A-5, (Royal Bank of Canada LOC), 0.04%, 12/1/14	1,800	1,800

Erie County Industrial Development Agency VRDB, Canisius High School Buffalo, (Manufacturers & Traders Trust Co. LOC), 0.04%, 12/8/14	18,360	18,360

Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series A-1, (Royal Bank of Canada LOC), 0.04%, 12/1/14	5,000	5,000

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3, (PNC Bank N.A. LOC), 0.04%, 12/1/14	3,000	3,000

New York City Adjustable G.O. Unlimited Bonds, Subseries D-3-B, (Royal Bank of Canada LOC), 0.04%, 12/1/14	20,100	20,100

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B, 0.04%, 12/1/14	400	400

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	4,375	4,375

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.04%, 12/1/14	21,600	21,600

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1, World Trade Center Project, (U.S. Treasury Escrowed), 0.15%, 12/17/14	8,115	8,115

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New York – 11.6% – continued

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.04%, 12/8/14	$2,600	$2,600

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.06%, 12/8/14	10,000	10,000

New York State Housing Finance Agency Revenue VRDB, Related 205 E 92N, (Wells Fargo Bank N.A. LOC), 0.05%, 12/8/14	10,000	10,000

New York State Housing Finance Agency VRDB, Series A, Housing 855 6th Avenue, (Wells Fargo Bank N.A. LOC), 0.03%, 12/8/14	8,000	8,000

North Hempstead G.O. Limited BANS, Series C, 0.50%, 10/2/15	5,000	5,010

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.04%, 12/8/14	3,350	3,350

Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	6,235	6,235
		127,945

North Carolina – 2.7%

BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, 0.14%, 12/8/14 (1)	5,070	5,070

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	100	100

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

North Carolina – 2.7% – continued

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	$100	$100

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	4,515	4,515

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	6,195	6,195

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.06%, 12/8/14	2,000	2,000

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.04%, 12/1/14	2,000	2,000

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.04%, 12/8/14 (1)	800	800

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.05%, 12/8/14	9,315	9,315
		30,095

Ohio – 3.0%

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.04%, 12/8/14	9,900	9,900

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B, (PNC Bank N.A. LOC), 0.04%, 12/8/14	1,760	1,760

Nuveen Ohio Quality Income Municipal Fund Tax Exempt VRDP, Series 1-1480, 0.13%, 12/8/14 (1)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Ohio – 3.0% – continued

Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources, (Mizuho Bank Ltd. LOC), 0.04%, 12/8/14	$12,000	$12,000
		33,660

Oklahoma – 0.1%

Oklahoma Water Resources Board Revenue Bonds, 0.25%, 3/2/15	1,480	1,480

Oregon – 0.8%

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (MUFG Union Bank N.A. LOC), 0.05%, 12/8/14	3,095	3,095

State of Oregon G.O. Limited TANS, Series A, 2.00%, 6/15/15	6,000	6,061
		9,156

Pennsylvania – 4.0%

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	5,855	5,855

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	9,090	9,090

Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A, (PNC Bank N.A. LOC), 0.04%, 12/8/14	9,200	9,200

Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.04%, 12/8/14	950	950

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.05%, 12/1/14	2,815	2,815

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Pennsylvania – 4.0% – continued

Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B, (Assured Guaranty Municipal Corp. Insured), 0.06%, 12/8/14	$6,350	$6,350

Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Bank N.A. LOC), 0.04%, 12/8/14	2,400	2,400

Tioga County IDA Student Housing Revenue BANS, Mansfield Auxiliary Corp. Student Housing, 1.00%, 3/13/15	6,000	6,012

University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes, 2.00%, 7/22/15	2,000	2,024
		44,696

Puerto Rico – 1.2%

RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, (Royal Bank of Canada LOC), 0.14%, 12/8/14 (1)	4,875	4,875

Rib Floater Trust Revenue Bonds, 2014 Series 4WE, (Barclays Bank PLC LOC), 0.45%, 12/8/14 (1)	8,000	8,000
		12,875

South Carolina – 1.6%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	17,930	17,930

South Dakota – 0.5%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	5,500	5,500

Tennessee – 2.1%

Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	9,590	9,590

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Tennessee – 2.1% – continued

IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	$4,115	$4,115

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA LOC), 0.05%, 12/8/14	9,445	9,445
		23,150

Texas – 10.4%

City of Houston Revenue TRANS, 5.00%, 6/30/15	10,300	10,592

Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas Permanent School Fund Program Guaranty Insured), 0.04%, 12/8/14 (1)	8,270	8,270

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Memorial Hermann Health Systems, 0.03%, 12/8/14	3,600	3,600

Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	9,470	9,470

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	9,635	9,635

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.05%, 12/8/14	1,610	1,610

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	8,200	8,200

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Texas – 10.4% – continued

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.06%, 12/8/14	$9,900	$9,900

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, (Total S.A. Gtd.), 0.06%, 12/8/14	5,000	5,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.06%, 12/8/14	4,400	4,400

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	30,000	30,306

University of Houston System Municipal Interest Bearing CP, 0.09%, 12/4/14	14,462	14,462
		115,445

Utah – 2.7%

Salt Lake County G.O. Limited TRANS, 1.00%, 12/29/14	20,000	20,014

Utah Water Finance Agency Revenue VRDB, Series B-1, 0.05%, 12/8/14	10,000	10,000
		30,014

Virginia – 0.9%

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.05%, 12/8/14	300	300

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.04%, 12/8/14	9,200	9,200
		9,500

Wisconsin – 1.8%

City of Milwaukee Fixed G.O. Unlimited Bonds, Prom Nts, Series N1, 5.00%, 2/1/15	8,825	8,897

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Wisconsin – 1.8% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.04%, 12/1/14	$700	$700

Wisconsin State School Districts Cash Flow Administration Program Revenue Notes, Series A, 1.00%, 10/9/15	10,525	10,596
		20,193

Total Investments – 99.7%
(Cost $1,102,526) (3)		$1,102,526

Other Assets less Liabilities – 0.3%		2,799
NET ASSETS – 100.0%		$1,105,325

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $1,102,526.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	NOVEMBER 30, 2014

At November 30, 2014, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	16.5%
Miscellaneous Revenues	10.8
IDB & PCR	9.7
State	9.4
University	8.1
Housing	7.4
School	5.1
City	5.0
Water & Sewer	5.0
All other sectors less than 5%	23.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax Exempt Portfolio	$–	$1,102,526	(1)(2)	$–	$1,102,526

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.8% (1)

Federal Farm Credit Bank – 10.1%

FFCB Discount Notes, 0.13%, 12/8/14	$11,000	$11,000
0.12%, 3/17/15	20,000	19,993
0.11%, 4/16/15	7,000	6,997
0.13%, 5/6/15	6,000	5,997
0.15%, 11/4/15	10,000	9,986

FFCB FRN, 0.13%, 12/1/14 (2)	31,000	30,999
0.17%, 12/1/14 (2)	13,000	13,008
0.19%, 12/1/14 (2)	28,000	27,998
0.24%, 12/1/14 (2)	14,000	14,004
0.11%, 12/3/14 (2)	13,000	12,999
0.10%, 12/4/14 (2)	28,000	28,000
0.13%, 12/5/14 (2)	38,000	37,998
0.12%, 12/6/14 (2)	52,000	51,994
0.13%, 12/6/14 (2)	39,000	38,996
0.13%, 12/8/14 (2)	28,500	28,500
0.18%, 12/13/14 (2)	35,500	35,504
0.10%, 12/18/14 (2)	31,000	30,998
0.13%, 12/18/14	16,500	16,500
0.18%, 12/20/14 (2)	33,000	33,006
0.11%, 12/21/14 (2)	12,000	11,999
0.18%, 12/22/14 (2)	13,000	13,006
0.13%, 12/23/14 (2)	23,000	22,998
0.30%, 12/23/14 (2)	14,000	14,008
0.20%, 12/24/14 (2)	7,000	7,004
0.10%, 12/25/14 (2)	45,000	44,999
0.13%, 12/26/14 (2)	15,000	14,999
		583,490

Federal Home Loan Bank – 37.5%

FHLB Bonds, 0.09%, 1/13/15	90,000	89,999
0.09%, 2/2/15	19,000	18,999
0.09%, 2/19/15	7,000	7,000
0.09%, 2/27/15	26,900	26,898
0.10%, 3/6/15	22,000	22,001
0.10%, 3/9/15	37,000	36,996
0.09%, 3/23/15	105,000	104,993
0.11%, 4/2/15	45,000	44,996
0.11%, 4/7/15	14,000	13,999
0.11%, 4/9/15	46,000	45,996
0.12%, 4/10/15	56,000	55,997
0.12%, 4/14/15	15,000	14,999
0.12%, 4/15/15	59,000	58,995

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.8% (1) – continued

Federal Home Loan Bank – 37.5% – continued
0.12%, 5/1/15	$36,000	$36,002
0.12%, 5/8/15	14,000	14,001
0.13%, 5/8/15	12,000	12,001
0.13%, 5/12/15	20,000	19,998
0.22%, 7/17/15	29,000	29,000
0.23%, 8/3/15	41,935	41,935
0.19%, 9/10/15	10,000	9,999
0.20%, 9/25/15	20,000	20,000
0.25%, 10/2/15	50,000	50,000
0.27%, 10/9/15	15,000	15,000

FHLB Discount Notes, 0.05%, 1/2/15	96,000	95,996
0.05%, 1/7/15	71,000	70,996
0.06%, 1/7/15	122,000	121,992
0.10%, 1/7/15	15,000	14,999
0.05%, 1/9/15	58,000	57,997
0.05%, 1/14/15	113,000	112,991
0.10%, 1/14/15	60,000	59,995
0.07%, 1/28/15	225,000	224,976
0.07%, 1/30/15	65,000	64,993
0.08%, 2/4/15	150,000	149,980
0.06%, 2/9/15	74,000	73,991
0.17%, 9/8/15	20,000	19,973

FHLB FRN, 0.12%, 12/10/14 (2)	103,000	102,989
0.11%, 12/13/14 (2)	42,000	42,000
0.10%, 12/14/14 (2)	30,000	30,000
0.12%, 12/16/14 (2)	5,000	5,000
0.11%, 12/18/14 (2)	15,000	15,000
0.10%, 12/19/14	33,500	33,500
0.11%, 12/20/14 (2)	18,000	17,997
0.12%, 12/21/14 (2)	38,000	37,996
0.16%, 12/23/14 (2)	23,000	23,000
0.13%, 2/23/15	10,000	10,000
		2,176,165

Federal Home Loan Mortgage Corporation – 13.5%

FHLMC Discount Notes, 0.05%, 2/5/15	50,500	50,495
0.05%, 2/6/15	140,000	139,987
0.15%, 2/9/15	20,000	19,994
0.05%, 2/10/15	20,000	19,998
0.07%, 4/8/15	70,000	69,983
0.10%, 4/14/15	40,000	39,986
0.10%, 4/24/15	25,000	24,990

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 72.8% (1) – continued

Federal Home Loan Mortgage Corporation – 13.5% – continued
0.11%, 5/18/15	$27,000	$26,987
0.19%, 11/16/15	24,000	23,956

FHLMC FRN, 0.16%, 12/5/14	20,500	20,500
0.14%, 12/16/14 (2)	200,000	200,020
0.15%, 12/16/14 (2)	51,900	51,910
0.11%, 12/18/14 (2)	30,000	29,994
0.14%, 12/26/14 (2)	63,000	63,015
		781,815

Federal National Mortgage Association – 11.7%

FNMA Discount Notes, 0.07%, 1/2/15	175,000	174,986
0.09%, 1/2/15	202,000	201,984
0.04%, 2/2/15	30,000	29,995
0.11%, 2/2/15	82,000	81,987
0.09%, 4/1/15	79,000	78,978

FNMA FRN, 0.17%, 12/20/14 (2)	20,281	20,282
0.15%, 12/21/14 (2)	92,000	92,025
		680,237
Total U.S. Government Agencies
(Cost $4,221,707)		4,221,707

U.S. GOVERNMENT OBLIGATIONS – 1 .6%

U.S. Treasury Bill – 0.7%

0.06%, 1/2/15	40,000	39,998

U.S. Treasury Floating Rate Notes – 0.9%
0.07%, 12/1/14 (2)	14,745	14,740
0.08%, 12/1/14 (2)	13,000	12,996
0.09%, 12/1/14 (2)	15,000	15,000
0.09%, 12/1/14 (2)	8,000	8,000
		50,736
Total U.S. Government Obligations
(Cost $90,734)		90,734

Investments, at Amortized Cost
($4,312,441)		4,312,441

REPURCHASE AGREEMENTS – 25.6%

Joint Repurchase Agreements – 2.0% (3)

Bank of America Securities LLC, dated 11/28/14, repurchase price $39,249 0.05%, 12/5/14	39,249	39,249

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 25.6% – continued

Joint Repurchase Agreements – 2.0% (3) – continued

Morgan Stanley & Co., Inc., dated 11/28/14, repurchase price $39,250 0.08%, 12/5/14	$39,249	$39,249

Societe Generale, New York Branch, dated 11/28/14, repurchase price $39,250 0.08%, 12/5/14	39,249	39,249
		117,747

Repurchase Agreements – 23.6% (4)

Bank of America N.A., dated 11/28/14, repurchase price $250,002 0.09%, 12/1/14	250,000	250,000

BNP Paribas Securities Corp., dated 11/28/14, repurchase price $100,001 0.08%, 12/1/14	100,000	100,000

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $182,611 0.10%, 12/1/14	182,609	182,609

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $61,287 0.08%, 12/1/14	61,287	61,287

Societe Generale, New York Branch, dated 10/15/14, repurchase price $200,035 0.07%, 1/13/15	200,000	200,000

Societe Generale, New York Branch, dated 11/28/14, repurchase price $575,004 0.08%, 12/1/14	575,000	575,000
		1,368,896
Total Repurchase Agreements
(Cost $1,486,643)		1,486,643

Total Investments – 100.0%
(Cost $5,799,084) (5)		5,799,084

Liabilities less Other Assets – 0.0%		(380)
NET ASSETS – 100.0%		$5,798,704

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$1,253	0.75%	2/15/42
U.S. Treasury Notes	$118,690	0.13% – 2.75%	9/30/15 – 1/15/23
Total	$119,943

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$411,579	1.10% – 6.50%	10/3/17 – 8/1/44
FNMA	$638,421	0.00% – 6.50%	2/13/17 – 11/1/44
U.S. Treasury Bonds	$50,985	3.13%	2/15/42 – 2/15/43
U.S. Treasury Notes	$299,789	0.38% – 2.00%	2/15/16 – 2/15/23
Total	$1,400,774

(5)	The cost for federal income tax purposes was $5,799,084.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio	$–	$5,799,084	(1)(2)	$–	$5,799,084

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.6% (1)

Federal Farm Credit Bank – 30.6%

FFCB Bonds, 0.28%, 12/11/14	$16,500	$16,501
0.13%, 6/17/15	25,000	24,995
0.50%, 6/23/15	15,055	15,086

FFCB Discount Notes, 0.13%, 12/8/14	33,000	32,999
0.13%, 12/26/14	35,000	34,997
0.09%, 1/9/15	20,000	19,998
0.04%, 1/13/15	50,000	49,998
0.06%, 1/15/15	25,000	24,998
0.07%, 1/16/15	45,000	44,996
0.07%, 1/20/15	30,000	29,997
0.05%, 1/21/15	125,000	124,991
0.09%, 1/22/15	40,000	39,995
0.06%, 1/26/15	25,000	24,998
0.07%, 1/27/15	42,000	41,995
0.05%, 1/28/15	30,000	29,997
0.10%, 1/28/15	20,000	19,998
0.07%, 2/2/15	50,000	49,994
0.05%, 2/3/15	15,000	14,999
0.10%, 2/4/15	20,000	19,996
0.10%, 2/10/15	36,000	35,993
0.06%, 2/17/15	5,000	4,999
0.08%, 2/17/15	25,000	24,996
0.08%, 2/19/15	45,000	44,991
0.10%, 2/19/15	56,000	55,989
0.09%, 2/20/15	60,000	59,988
0.11%, 2/25/15	51,000	50,987
0.07%, 2/26/15	20,000	19,997
0.10%, 3/10/15	40,000	39,989
0.11%, 3/11/15	48,000	47,985
0.07%, 3/13/15	30,000	29,991
0.11%, 3/13/15	117,000	116,966
0.12%, 3/17/15	45,000	44,984
0.08%, 3/23/15	50,000	49,988
0.10%, 3/27/15	25,000	24,992
0.11%, 4/1/15	30,000	29,989
0.09%, 4/8/15	50,000	49,984
0.11%, 4/16/15	75,000	74,969
0.12%, 4/17/15	45,000	44,979
0.07%, 4/27/15	5,000	4,999
0.13%, 5/6/15	16,000	15,991
0.10%, 5/7/15	25,000	24,989
0.10%, 5/18/15	70,000	69,967

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.6% (1) – continued

Federal Farm Credit Bank – 30.6% – continued
0.10%, 5/19/15	$100,000	$99,953
0.10%, 5/20/15	32,000	31,985
0.08%, 5/22/15	15,000	14,993
0.12%, 5/22/15	15,000	14,993
0.10%, 5/26/15	50,000	49,976
0.10%, 5/27/15	75,000	74,963
0.10%, 5/29/15	12,489	12,483
0.10%, 6/3/15	50,000	49,974
0.14%, 6/8/15	28,276	28,255
0.10%, 6/12/15	100,000	99,946
0.11%, 7/2/15	15,000	14,990
0.11%, 7/8/15	42,000	41,972
0.12%, 7/9/15	50,000	49,963
0.12%, 7/14/15	50,000	49,962
0.14%, 7/16/15	50,000	49,956
0.14%, 8/4/15	30,000	29,971
0.14%, 8/11/15	50,000	49,951
0.14%, 8/24/15	12,000	11,988
0.16%, 9/10/15	100,000	99,874
0.16%, 9/21/15	22,255	22,226
0.19%, 10/20/15	42,000	41,928
0.19%, 11/3/15	55,000	54,902
0.15%, 11/4/15	35,000	34,951

FFCB FRN, 0.13%, 12/1/14 (2)	83,000	82,996
0.14%, 12/1/14 (2)	78,000	77,999
0.15%, 12/1/14 (2)	8,500	8,500
0.17%, 12/1/14 (2)	43,000	43,026
0.24%, 12/1/14 (2)	111,550	111,595
0.25%, 12/1/14 (2)	30,000	30,011
0.19%, 12/2/14 (2)	21,000	21,018
0.11%, 12/3/14 (2)	105,000	104,996
0.14%, 12/3/14 (2)	141,000	140,991
0.16%, 12/3/14 (2)	55,970	55,974
0.10%, 12/4/14 (2)	79,000	78,999
0.11%, 12/4/14 (2)	125,000	124,995
0.13%, 12/6/14 (2)	50,000	49,995
0.16%, 12/6/14 (2)	12,400	12,403
0.19%, 12/6/14 (2)	30,200	30,211
0.13%, 12/8/14 (2)	55,500	55,499
0.13%, 12/10/14 (2)	75,000	74,999
0.16%, 12/10/14 (2)	146,000	146,018
0.21%, 12/10/14 (2)	34,500	34,531

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.6% (1) – continued

Federal Farm Credit Bank – 30.6% – continued
0.13%, 12/11/14 (2)	$67,000	$66,996
0.18%, 12/13/14 (2)	175,000	175,025
0.11%, 12/15/14 (2)	208,000	207,992
0.18%, 12/15/14	29,115	29,116
0.10%, 12/16/14 (2)	41,000	40,998
0.13%, 12/16/14 (2)	100,000	100,019
0.10%, 12/18/14 (2)	60,500	60,496
0.13%, 12/18/14	45,500	45,500
0.11%, 12/20/14 (2)	42,500	42,499
0.13%, 12/20/14 (2)	124,000	123,983
0.19%, 12/20/14 (2)	45,000	45,019
0.11%, 12/21/14 (2)	87,500	87,491
0.18%, 12/22/14 (2)	49,428	49,447
0.13%, 12/23/14 (2)	44,000	43,996
0.18%, 12/23/14 (2)	60,250	60,269
0.30%, 12/23/14 (2)	27,000	27,015
0.10%, 12/24/14 (2)	275,000	274,979
0.11%, 12/24/14 (2)	50,000	49,998
0.21%, 12/24/14 (2)	13,500	13,512
0.13%, 12/25/14 (2)	44,500	44,498
0.10%, 12/26/14 (2)	69,000	68,997
0.13%, 12/26/14 (2)	43,000	42,998
0.17%, 12/27/14 (2)	75,130	75,134
0.19%, 12/27/14 (2)	14,000	14,007
0.10%, 12/28/14 (2)	122,000	121,993
0.15%, 12/28/14 (2)	82,720	82,724
		5,939,842

Federal Home Loan Bank – 33.0%

FHLB Bonds, 0.11%, 1/9/15	84,000	84,005
0.10%, 1/14/15	202,000	202,012
0.10%, 1/15/15	210,000	210,012
0.09%, 1/16/15	84,000	84,003
0.09%, 2/2/15	51,500	51,497
0.22%, 2/2/15	100,070	100,096
0.09%, 2/19/15	19,000	18,999
0.10%, 2/19/15	29,000	28,999
0.09%, 2/23/15	49,160	49,157
0.09%, 3/5/15	126,000	125,992
0.10%, 3/6/15	62,000	62,003
0.10%, 3/9/15	300,000	299,973
0.11%, 4/2/15	152,000	151,986
0.11%, 4/7/15	36,000	35,997
0.11%, 4/9/15	119,000	118,989

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.6% (1) – continued

Federal Home Loan Bank – 33.0% – continued
0.12%, 4/10/15	$50,000	$49,997
0.12%, 4/14/15	41,000	40,996
0.12%, 4/15/15	56,000	55,995
0.12%, 5/1/15	105,000	105,006
0.12%, 5/8/15	41,000	41,002
0.13%, 5/8/15	36,300	36,303
0.13%, 5/12/15	118,000	117,990
0.13%, 6/16/15	25,000	24,996
0.22%, 7/17/15	40,000	40,000
0.23%, 8/3/15	110,795	110,795
0.20%, 8/28/15	13,000	13,003
0.38%, 8/28/15	37,000	37,054
0.19%, 9/10/15	40,000	39,998
0.20%, 9/25/15	27,000	27,000
0.25%, 10/2/15	87,000	87,000
0.27%, 10/9/15	42,000	42,000

FHLB Discount Notes, 0.05%, 1/2/15	280,000	279,987
0.09%, 1/5/15	41,000	40,996
0.03%, 1/6/15	13,975	13,975
0.05%, 1/7/15	660,000	659,964
0.10%, 1/7/15	41,000	40,998
0.04%, 1/9/15	292,500	292,487
0.05%, 1/12/15	57,500	57,497
0.05%, 1/13/15	250,000	249,985
0.05%, 1/14/15	370,000	369,977
0.07%, 1/14/15	35,000	34,998
0.06%, 1/16/15	85,000	84,994
0.06%, 1/21/15	293,112	293,081
0.08%, 1/21/15	115,000	114,988
0.11%, 1/21/15	100,000	99,989
0.06%, 1/23/15	65,000	64,994
0.07%, 1/28/15	90,000	89,991
0.07%, 1/30/15	35,000	34,996
0.07%, 2/4/15	140,000	139,981
0.09%, 2/6/15	38,000	37,994
0.10%, 2/25/15	14,000	13,997
0.10%, 2/27/15	85,000	84,979
0.06%, 3/27/15	70,000	69,986
0.11%, 5/20/15	14,000	13,993
0.17%, 9/8/15	35,000	34,954

FHLB FRN, 0.12%, 12/10/14 (2)	44,000	43,995

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 63.6% (1) – continued

Federal Home Loan Bank – 33.0% – continued
0.15%, 12/11/14 (2)	$40,000	$39,996
0.11%, 12/13/14 (2)	91,000	91,000
0.12%, 12/16/14 (2)	15,600	15,601
0.11%, 12/18/14 (2)	43,000	43,000
0.10%, 12/19/14	84,000	84,000
0.11%, 12/20/14 (2)	88,000	87,993
0.12%, 12/21/14 (2)	100,000	99,990
0.16%, 12/23/14 (2)	40,000	40,000
0.13%, 2/23/15	155,000	155,000
		6,413,211
Total U.S. Government Agencies
(Cost $12,353,053)		12,353,053

U.S. GOVERNMENT OBLIGATIONS – 5.2%

U.S. Treasury Bills – 1.8%
0.06%, 1/2/15	106,000	105,994
0.06%, 5/14/15	250,000	249,932
		355,926

U.S. Treasury Floating Rate Notes – 2.2%
0.07%, 12/1/14 (2)	220,345	220,283
0.08%, 12/1/14 (2)	43,000	42,987
0.09%, 12/1/14 (2)	122,000	122,000
0.09%, 12/1/14 (2)	42,000	41,999
		427,269

U.S. Treasury Notes – 1.2%

0.25%, 5/15/15	225,000	225,163
Total U.S. Government Obligations
(Cost $1,008,358)		1,008,358

Investments, at Amortized Cost
(Cost $13,361,411)		13,361,411

REPURCHASE AGREEMENTS – 31.2% (3)

Repurchase Agreements – 31.2%

Bank of America N.A., dated 11/28/14, repurchase price $295,002 0.09%, 12/1/14	295,000	295,000

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $125,001 0.08%, 12/1/14	125,000	125,000

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $22,229 0.08%, 12/1/14	22,229	22,229

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 31.2% (3) – continued

Repurchase Agreements – 31.2% – continued

Credit Suisse Securities, dated 11/28/14, repurchase price $5,265 0.12%, 12/1/14	$5,265	$5,265

Federal Reserve Bank of New York, dated 11/28/14, repurchase price $4,650,029 0.07%, 12/1/14	4,650,000	4,650,000

JPMorgan Securities LLC, dated 11/28/14, repurchase price $950,007 0.09%, 12/1/14	950,000	950,000
		6,047,494
Total Repurchase Agreements
(Cost $6,047,494)		6,047,494

Total Investments – 100.0%
(Cost $19,408,905) (4)		19,408,905

Other Assets less Liabilities – 0.0%		159
NET ASSETS – 100.0%		$19,409,064

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$91,238	2.25% – 6.50%	5/1/18 – 11/1/44
FNMA	$1,180,889	2.00% – 11.50%	3/1/15 – 5/1/48
GNMA	$15,652	3.00%	11/20/42
U.S. Treasury Bonds	$1,535,209	3.00%	5/15/42
U.S. Treasury Notes	$3,264,992	0.25% – 3.88%	12/31/15 – 5/15/22
Total	$6,087,980

(4)	The cost for federal income tax purposes was $19,408,905.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio	$–	$19,408,905	(1)	$–	$19,408,905

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7%

Alabama – 1.0%

Alabama State Multifamily Housing Finance Authority Adjustable Revenue Bonds, Series B, ARD Rural Development Portfolio, (U.S. Treasury Escrowed), 0.35%, 9/1/15	$13,870	$13,870

Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant, 0.05%, 12/1/14	100	100

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.06%, 12/8/14	11,300	11,300

West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project, 0.06%, 12/8/14	22,000	22,000
		47,270

Arizona – 0.5%

Arizona Board of Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.06%, 12/8/14 (1)(2)	17,030	17,030

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects, (FNMA LOC), 0.05%, 12/8/14	6,430	6,430
		23,460

Arkansas – 0.3%

Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community, (FHLB of Dallas LOC), 0.04%, 12/8/14	6,270	6,270

Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A, (FHLMC LOC), 0.09%, 12/8/14	6,900	6,900
		13,170

California – 8.7%

Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project, (MUFG Union Bank N.A. LOC), 0.05%, 12/8/14	5,800	5,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

California – 8.7% – continued

BB&T Municipal Trust Various States, G.O., Floaters, Series 2049, (Branch Banking & Trust Co. LOC), 0.07%, 12/8/14 (2)	$10,815	$10,815

California State Municipal Finance Authority VRDB, Chevron USA-Recovery Zone, 0.03%, 12/1/14	7,500	7,500

California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 6/30/15	5,000	5,054

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	18,000	18,195

California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc., (JPMorgan Chase Bank N.A. LOC), 0.03%, 12/8/14	500	500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, (FHLB of San Francisco LOC), 0.03%, 12/8/14	14,800	14,800

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW, (FHLMC LOC), 0.05%, 12/8/14	5,300	5,300

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.03%, 12/8/14	3,000	3,000

California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	4,500	4,500

California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments, (FHLMC LOC), 0.05%, 12/8/14	4,000	4,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

California – 8.7% – continued

City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.04%, 12/8/14	$4,000	$4,000

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.05%, 12/8/14	1,825	1,825

City of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/25/15	43,000	43,337

City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.03%, 12/8/14	2,350	2,350

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.06%, 12/8/14	10,345	10,345

City of San Jose Multifamily Housing Revenue VRDB, Series F, Villa Monterey Apartments, (FNMA LOC), 0.04%, 12/8/14	8,000	8,000

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	23,300	23,487

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.05%, 12/8/14	8,730	8,730

Irvine Ranch Water District VRDB, Special Assessment, District Numbers 140-240- 105-250, (Bank of New York Mellon LOC), 0.03%, 12/1/14	600	600

Livermore Refunding VRDB, 2008 Government COPS, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	12,310	12,310

Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.04%, 12/8/14	22,000	22,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

California – 8.7% – continued

Los Angeles Department of Airports Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.10%, 2/5/15	$7,000	$7,000

(Wells Fargo Bank N.A. LOC), 0.10%, 2/5/15	7,000	7,000

Los Angeles Harbor Department Municipal Interest Bearing CP, 0.12%, 12/10/14	12,000	12,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.03%, 12/8/14	12,500	12,500

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.04%, 12/8/14	1,000	1,000

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.05%, 12/8/14	4,000	4,000

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments, (FNMA LOC), 0.05%, 12/8/14	6,375	6,375

Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA LOC), 0.05%, 12/8/14	3,000	3,000

Sacramento County Housing Authority VRDB, Series C-1 (AMT), Season at Winter, (FHLMC LOC), 0.07%, 12/8/14	15,000	15,000

Sacramento Municipal Utility District Revenue Refunding VRDB, Series J, (Bank of America N.A. LOC), 0.04%, 12/8/14	10,000	10,000

San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission, (FNMA LOC), 0.04%, 12/8/14	16,100	16,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

California – 8.7% – continued

San Francisco City & County Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series B-2, Fillmore Center, (FHLMC Gtd.), 0.06%, 12/8/14	$6,750	$6,750

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.03%, 12/1/14	2,800	2,800

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (MUFG Union Bank N.A. LOC), 0.03%, 12/8/14	11,045	11,045

University of California Municipal CP, 0.04%, 12/8/14	31,000	31,000

University of California VRDB, General Series AL-1, 0.02%, 12/8/14	46,000	46,000
		408,018

Colorado – 4.3%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.03%, 12/8/14	400	400

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F, (Wells Fargo Bank N.A. LOC), 0.06%, 12/8/14	8,695	8,695

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.04%, 12/8/14	11,715	11,715

Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	23,525	23,525

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	1,725	1,725

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	24,000	24,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Colorado – 4.3% – continued

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor, (U.S. Bank N.A. LOC), 0.06%, 12/8/14	$6,170	$6,170

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3, 0.04%, 12/8/14	7,750	7,750

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT), 0.05%, 12/8/14	13,500	13,500

Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT), 0.08%, 12/8/14	10,785	10,785

Colorado Springs Utilities Revenue Refunding VRDB, 0.03%, 12/8/14	8,500	8,500

Colorado State General Fund TRANS, Series A, 1.00%, 6/26/15	38,000	38,191

Colorado State Housing & Finance Authority VRDB, Multifamily, Series C-2 (AMT), 0.08%, 12/8/14	4,000	4,000

Colorado State Housing Finance Authority SFM Revenue VRDB (AMT), 0.08%, 12/8/14	24,010	24,010

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO, (Royal Bank of Canada LOC), 0.11%, 12/8/14 (2)	17,580	17,580
		200,546

Connecticut – 0.1%

Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Bank N.A. LOC), 0.04%, 12/8/14	4,000	4,000

District of Columbia – 3.6%

District of Columbia G.O. Unlimited TRANS, 1.50%, 9/30/15	40,000	40,458

District of Columbia G.O., ROCS-RR-II-R- 11180WF, (Wells Fargo & Co. Gtd.), 0.06%, 12/8/14 (2)	16,470	16,470

District of Columbia Multifamily Housing Finance Agency Collateralized Revenue Bonds, Metro Village Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	17,800	17,800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

District of Columbia – 3.6% – continued

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.08%, 12/8/14	$4,700	$ 4,700

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	8,165	8,165

District of Columbia University Revenue VRDB, Series B-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.03%, 12/8/14	16,350	16,350

District of Columbia University Revenue VRDB, Series C-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.03%, 12/8/14	21,500	21,500

District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2, 0.03%, 12/8/14	7,000	7,000

Metropolitan Washington Airports Authority Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.08%, 1/9/15	35,000	35,000
		167,443

Florida – 4.6%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.04%, 12/8/14	27,270	27,270

County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A, (Columbia Insurance Co. Insured), 0.06%, 12/8/14 (2)	11,500	11,500

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (TD Bank N.A. LOC), 0.05%, 12/1/14	6,600	6,600

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments, (FHLB of San Francisco LOC), 0.04%, 12/8/14	6,855	6,855

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Florida – 4.6% – continued

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments, (FHLMC LOC), 0.04%, 12/8/14	$15,610	$15,610

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments, (FHLMC LOC), 0.04%, 12/8/14	17,375	17,375

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.03%, 12/8/14	2,900	2,900

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.04%, 12/8/14	10,000	10,000

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.04%, 12/8/14	20,000	20,000

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.04%, 12/8/14	16,400	16,400

JEA Electric System Revenue VRDB, Series Three-B-3, 0.04%, 12/8/14	9,400	9,400

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project, (FNMA LOC), 0.05%, 12/8/14	11,485	11,485

Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B, (FHLB of San Francisco LOC), 0.08%, 12/8/14	4,185	4,185

State of Florida Board of Public Education G.O. Eagle-720050054-Class A, 0.04%, 12/8/14 (2)	10,000	10,000

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A, (Bank of New York Mellon LOC), 0.04%, 12/8/14	9,700	9,700

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (Bank of New York Mellon LOC), 0.04%, 12/8/14	30,235	30,235

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Florida – 4.6% – continued

Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments, (FNMA LOC), 0.05%, 12/8/14	$5,045	$5,045
		214,560

Georgia – 0.9%

Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.10%, 12/8/14	4,795	4,795

BB&T Municipal Trust Revenue VRDB, Floaters Series 2024, (Branch Banking & Trust Co. LOC), 0.07%, 12/8/14 (2)	10,225	10,225

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association, (FHLMC LOC), 0.04%, 12/8/14	5,390	5,390

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.06%, 12/8/14	11,700	11,700

East Point Housing Authority Multifamily Housing Revenue VRDB, Robins Creste Apartments Project, (FHLMC LOC), 0.08%, 12/8/14	6,640	6,640

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.05%, 12/1/14	4,800	4,800
		43,550

Hawaii – 0.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu, (U.S. Bank N.A. LOC), 0.05%, 12/8/14 (2)	4,085	4,085

Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau, (FHLMC LOC), 0.05%, 12/8/14	3,075	3,075
		7,160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Idaho – 1.2%

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	$9,475	$9,475

State of Idaho G.O. Unlimited TANS, 2.00%, 6/30/15	47,000	47,513
		56,988

Illinois – 9.1%

Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project, (BMO Harris Bank N.A. LOC), 0.10%, 12/8/14	3,210	3,210

Bridgeview Illinois G.O. Refunding VRDB, Series C, (BMO Harris Bank N.A. LOC), 0.06%, 12/8/14	10,000	10,000

Chicago Illinois Board of Education G.O. VRDB, Series B, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	8,400	8,400

Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.08%, 12/8/14	6,700	6,700

Chicago Midway Airport Refunding VRDB, Second Lien (AMT), (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	41,570	41,570

Chicago Waterworks Refunding VRDB, Subseries 04-2, (State Street Bank & Trust Co. LOC), 0.05%, 12/8/14	15,000	15,000

City of Chicago G.O. VRDB, Project, Series B1, (JPMorgan Chase Bank N.A. LOC), 0.06%, 12/8/14	19,375	19,375

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.05%, 12/1/14	27,360	27,360

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 9.1% – continued

City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3, (Royal Bank of Canada LOC), 0.03%, 12/1/14	$55,000	$55,000

City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4, (Bank of New York Mellon LOC), 0.03%, 12/1/14	30,810	30,810

Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	15,000	15,000

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project, (Comerica Bank LOC), 0.06%, 12/8/14	5,775	5,775

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.04%, 12/1/14	10,000	10,000

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project, (BMO Harris Bank N.A. LOC), 0.06%, 12/8/14	5,760	5,760

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.10%, 12/8/14	1,305	1,305

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College, (BMO Harris Bank N.A. LOC), 0.04%, 12/8/14	5,690	5,690

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.04%, 12/8/14	7,500	7,500

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.06%, 12/8/14	4,800	4,800

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 9.1% – continued

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	$11,145	$11,145

Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation, (JPMorgan Chase Bank N.A. LOC), 0.03%, 12/8/14	14,600	14,600

Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bank N.A. LOC), 0.04%, 12/1/14	8,000	8,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.06%, 12/8/14	2,180	2,180

Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF, (Wells Fargo & Co. Insured), 0.07%, 12/8/14 (2)	16,105	16,105

Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	20,000	20,000

Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project, (U.S. Bank N.A. LOC), 0.13%, 12/8/14	2,750	2,750

Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A, (FHLMC LOC), 0.04%, 12/8/14	4,595	4,595

Illinois State Finance Authority Revenue VRDB, E-Carle Foundation, Series E, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	10,000	10,000

Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC), 0.05%, 12/8/14	22,000	22,000

Illinois State Health Facilities Finance Authority VRDB, Riverside Health System, (JPMorgan Chase Bank N.A. LOC), 0.06%, 12/8/14	5,800	5,800

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Illinois – 9.1% – continued

Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.06%, 12/8/14	$1,600	$1,600

State of Illinois G.O. Unlimited VRDB, Series B-4, (State Street Bank & Trust Co. LOC), 0.03%, 12/8/14	3,000	3,000

State of Illinois G.O. Unlimited VRDB, Series B-5, (Royal Bank of Canada LOC), 0.04%, 12/8/14	17,000	17,000

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.06%, 12/8/14	11,125	11,125
		428,155

Indiana – 2.7%

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments, (FHLB of Indianapolis LOC), 0.05%, 12/8/14	8,000	8,000

Indiana Bond Bank Revenue Advance Funding Program Fixed Notes, Series A, 1.25%, 1/6/15	12,700	12,712

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association, (Wells Fargo Bank N.A. LOC), 0.14%, 12/8/14	2,200	2,200

Indiana State Finance Authority Lease Appropriation VRDB, Series A-3 , 0.04%, 12/1/14	10,000	10,000

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.04%, 12/1/14	9,865	9,865

Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.04%, 12/8/14	6,000	6,000

Posey County Economic Development Refunding Revenue Bonds, Midwest Fertilizer Co. Project, (U.S. Treasury Escrowed), 0.23%, 4/2/15	70,000	70,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Indiana – 2.7% – continued

RBC Municipal Products, Inc. Revenue Bonds, Series E-23, (Royal Bank of Canada LOC), 0.04%, 12/8/14 (2)	$8,500	$8,500
		127,277

Iowa – 1.5%

Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services, (Bank of America N.A. LOC), 0.05%, 12/8/14	22,510	22,510

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	6,100	6,100

Iowa Finance Authority Revenue VRDB, Wesley Retirement Services, (Bank of America N.A. LOC), 0.05%, 12/8/14	7,715	7,715

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.06%, 12/1/14	8,080	8,080

Iowa State Finance Authority Facility Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.05%, 12/1/14	485	485

Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland, 0.04%, 12/8/14	23,900	23,900
		68,790

Kansas – 0.5%

Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project, (FHLMC LOC), 0.04%, 12/8/14	16,000	16,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Kansas – 0.5% – continued

University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	$8,705	$8,705
		24,705

Kentucky – 1.6%

Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 12/8/14	15,220	15,220

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	4,800	4,800

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA LOC), 0.07%, 12/8/14	10,000	10,000

Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding, 0.05%, 12/1/14	280	280

Louisville Regional Airport Authority Special Facilities Adjustable Revenue Bonds, Series A, BT-OH LLC Project, (United Parcel Service, Inc. Gtd.), 0.05%, 12/1/14	25,600	25,600

Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc., (PNC Bank N.A. LOC), 0.04%, 12/8/14	8,000	8,000

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	6,553	6,553

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	3,095	3,095
		73,548

Louisiana – 2.2%

Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar, (FHLB of Atlanta LOC), 0.05%, 12/8/14	17,000	17,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Louisiana – 2.2% – continued

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A, (FHLB of Dallas LOC), 0.05%, 12/8/14	$5,305	$5,305

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.06%, 12/8/14	12,380	12,380

Louisiana Local Government Environmental Facilities & Community VRDB, Series B, (FHLB of Dallas LOC), 0.05%, 12/8/14	10,635	10,635

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project, (FHLMC LOC), 0.05%, 12/8/14	8,000	8,000

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily, (FNMA LOC), 0.06%, 12/8/14	8,900	8,900

Louisiana State Housing Corp. Multifamily Housing Adjustable Revenue Bonds, ELM-Drive Senior Housing Project, (U.S. Treasury Escrowed), 0.35%, 12/1/14	3,500	3,500

Louisiana State Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Tangi Village Project, (U.S. Treasury Escrowed), 0.35%, 2/1/15	6,000	6,000

Louisiana State Local Government Environmental Facilities & Community Development Authority Adjustable Revenue Bonds, Fairview Crossing Apartments Project, (U.S. Treasury Escrowed), 0.35%, 12/1/15	10,000	10,000

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.04%, 12/8/14	15,400	15,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Louisiana – 2.2% – continued

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB, (FHLB of Dallas LOC), 0.04%, 12/8/14	$8,600	$8,600
		105,720

Maryland – 2.2%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC), 0.04%, 12/8/14	21,170	21,170

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.05%, 12/8/14	40,500	40,500

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.04%, 12/8/14	11,735	11,735

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood, (FHLMC LOC), 0.04%, 12/8/14	8,000	8,000

Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport, (Wells Fargo Bank N.A. LOC), 0.07%, 12/8/14	20,400	20,400
		101,805

Massachusetts – 3.8%

Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.05%, 12/8/14	44,500	44,500

Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC, (FNMA Insured), 0.07%, 12/8/14	9,850	9,850

Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project, (FNMA LOC), 0.06%, 12/8/14	13,950	13,950

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Massachusetts – 3.8% – continued

Massachusetts State G.O. Limited RANS, Series A, 1.50%, 4/23/15	$39,000	$39,215

Massachusetts State G.O. Limited RANS, Series B, 1.50%, 5/28/15	19,000	19,129

Massachusetts State G.O. Limited RANS, Series C, 1.50%, 6/25/15	25,000	25,196

Massachusetts State G.O. Limited VRDB, Series B , Central Artery, 0.04%, 12/1/14	20,000	20,000

Massachusetts State Water Resources Authority General Revenue VRDB, Series E, 0.07%, 12/8/14	3,000	3,000

Massachusetts Water Resources Authority Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.10%, 5/5/15	6,000	6,000
		180,840

Michigan – 2.5%

Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa, (Bank of America N.A. LOC), 0.05%, 12/1/14	1,900	1,900

Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A, (State Street Bank & Trust Co. LOC), 0.06%, 12/8/14	23,800	23,800

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/8/14	6,600	6,600

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.02%, 12/8/14	3,525	3,525

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	6,835	6,835

Michigan State Housing Development Authority Revenue Bonds, Milham Meadows Apartments Project, (U.S. Treasury Escrowed), 0.35%, 7/1/15	13,750	13,750

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Michigan – 2.5% – continued

Michigan State Housing Development Authority Revenue VRDB, Series B (AMT), 0.06%, 12/8/14	$25,000	$25,000

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	17,000	17,000

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 12/8/14	9,500	9,500

Michigan State University Revenue VRDB, 0.03%, 12/8/14	5,000	5,000

Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project, (Comerica Bank LOC), 0.04%, 12/8/14	6,885	6,885
		119,795

Minnesota – 1.2%

City of Crystal Multifamily Housing Revenue Refunding VRDB, Calibre Chase Project, (FHLMC LOC), 0.07%, 12/8/14	910	910

Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.09%, 12/8/14	4,270	4,270

Minneapolis & St. Paul Housing & Redevelopment Authority Health Care VRDB, Series A, Children’s Hospitals Clinics, (Assured Guaranty Municipal Corp. Insured), 0.08%, 12/1/14	7,275	7,275

Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student, (State Street Bank & Trust Co. LOC), 0.05%, 12/8/14	17,000	17,000

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.04%, 12/8/14	6,700	6,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Minnesota – 1.2% – continued

Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century, (FHLB of Des Moines LOC), 0.07%, 12/8/14	$2,690	$2,690

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water, 0.04%, 12/8/14	5,400	5,400

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project, (FHLMC LOC), 0.04%, 12/8/14	13,515	13,515
		57,760

Mississippi – 0.4%

Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.06%, 12/8/14	4,465	4,465

Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	12,935	12,935

Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A, (Chevron Corp. Gtd.), 0.05%, 12/1/14	800	800
		18,200

Missouri – 0.9%

Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project, (FHLMC LOC), 0.04%, 12/8/14	14,240	14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments, (FNMA LOC), 0.05%, 12/8/14	6,595	6,595

Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	3,600	3,600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Missouri – 0.9% – continued

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.04%, 12/8/14	$4,000	$4,000

St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project, (BMO Harris Bank N.A. LOC), 0.05%, 12/1/14	12,015	12,015
		40,450

Nevada – 0.7%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	12,700	12,700

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	4,670	4,670

Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project, (Wells Fargo Bank N.A. LOC), 0.19%, 12/8/14	5,170	5,170

Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FHLB LOC), 0.09%, 12/8/14	11,415	11,415
		33,955

New Hampshire – 0.2%

New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital, (TD Bank N.A. LOC), 0.04%, 12/1/14	5,730	5,730

New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Bank N.A. LOC), 0.04%, 12/1/14	2,800	2,800
		8,530

New Jersey – 1.9%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.06%, 12/8/14 (2)	14,345	14,345

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New Jersey – 1.9% – continued

Hudson County Improvement Authority Revenue Notes, Series V-1, County Guaranteed Pooled Notes, 1.00%, 11/25/15	$11,500	$11,579

New Jersey State Housing & Mortgage Finance Agency MF Conduit Revenue Bonds, Series B, South Village I & II Project Apartments Project, (U.S. Treasury Escrowed), 0.35%, 6/1/15 (3)	30,000	30,000

Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14, (Barclays Bank PLC LOC), 0.10%, 12/8/14 (2)	32,000	32,000
		87,924

New Mexico – 0.2%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio, (FHLMC LOC), 0.04%, 12/8/14	8,000	8,000

New York – 7.7%

City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4, (BMO Harris Bank N.A. LOC), 0.05%, 12/8/14	14,000	14,000

City of New York G.O. Unlimited VRDB, Subseries H-4, (Bank of New York Mellon LOC), 0.04%, 12/1/14	23,740	23,740

City of New York G.O. VRDB, Subseries L-4, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	4,100	4,100

City of New York G.O., Series A-5, (Royal Bank of Canada LOC), 0.04%, 12/1/14	8,800	8,800

City of New York G.O., Subseries I-8, 0.04%, 12/1/14	9,500	9,500

Metropolitan Transportation Authority Dedicated Tax Fund Refunding VRDB, Series A-1, (Royal Bank of Canada LOC), 0.04%, 12/1/14	20,000	20,000

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3, (PNC Bank N.A. LOC), 0.04%, 12/1/14	12,000	12,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New York – 7.7% – continued

New York City Adjustable G.O. Unlimited Bonds, Subseries I-7, (Bank of America N.A. LOC), 0.05%, 12/8/14	$17,000	$17,000

New York City Adjustable G.O. Unlimited Bonds, Subseries D-3-B, (Royal Bank of Canada LOC), 0.04%, 12/1/14	3,000	3,000

New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street, (FHLMC Insured), 0.04%, 12/8/14	13,500	13,500

New York City Municipal Water Finance Authority & Sewer System VRDB, Second General Resolution, 0.04%, 12/1/14	63,470	63,470

New York City Municipal Water Finance Authority & Sewer System VRDB, Subseries FF-1, General Resolution, 0.05%, 12/1/14	30,900	30,900

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.04%, 12/1/14	36,300	36,300

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, Series DD, 0.04%, 12/1/14	6,500	6,500

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, 2nd Resolution, 0.04%, 12/1/14	15,520	15,520

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	2,380	2,380

New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project, (Wells Fargo Bank N.A. LOC), 0.04%, 12/8/14	11,430	11,430

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.04%, 12/1/14	22,600	22,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

New York – 7.7% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5, 0.04%, 12/1/14	$6,300	$6,300

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home, (Manufacturers & Traders Trust Co. LOC), 0.04%, 12/8/14	15,475	15,475

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2, (Bank of America N.A. LOC), 0.05%, 12/8/14	3,000	3,000

Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	14,970	14,970

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project, (Manufacturers & Traders Trust Co. LOC), 0.05%, 12/8/14	9,460	9,460
		363,945

North Carolina – 3.3%

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	9,550	9,550

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	10,460	10,460

Greensboro North Carolina G.O. VRDB, Street Improvement, 0.06%, 12/8/14	10,000	10,000

Guilford County North Carolina G.O. VRDB, Series B 0.05%, 12/8/14	200	200

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

North Carolina – 3.3% – continued

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	$8,450	$8,450

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	15,425	15,425

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging, (Branch Banking & Trust Co. LOC), 0.05%, 12/8/14	7,325	7,325

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.06%, 12/8/14	25,600	25,600

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.04%, 12/1/14	16,400	16,400

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.04%, 12/8/14(2)	18,400	18,400

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.05%, 12/8/14	13,350	13,350

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.05%, 12/8/14	13,700	13,700

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.05%, 12/8/14	5,000	5,000
		153,860

Ohio – 0.7%

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.04%, 12/8/14	1,250	1,250

Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments, (FNMA LOC), 0.07%, 12/8/14	9,275	9,275

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Ohio – 0.7% – continued

Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bank N.A. LOC), 0.04%, 12/8/14	$9,810	$9,810

Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bank N.A. LOC), 0.04%, 12/8/14	4,075	4,075

State of Ohio G.O., Common Schools, Series B, 0.04%, 12/8/14	9,600	9,600
		34,010

Oklahoma – 0.2%

Oklahoma State Water Resources Board Adjustable Revenue Bonds, 0.25%, 1/1/15	5,360	5,360

Oklahoma State Water Resources Board Adjustable Revenue Bonds, Series A, 0.25%, 1/1/15	4,215	4,215
		9,575

Oregon – 1.9%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	15,700	15,700

Oregon Health & Science University Revenue VRDB, Series B-2, (MUFG Union Bank N.A. LOC), 0.05%, 12/8/14	28,525	28,525

Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters, (U.S. Bank N.A. LOC), 0.06%, 12/8/14	3,940	3,940

Oregon State Economic Development VRDB, Series 176, Cascade Steel, (Wells Fargo Bank N.A. LOC), 0.09%, 12/8/14	3,700	3,700

Oregon State Facilities Authority Revenue VRDB, Series A, Peacehealth, (U.S. Bank N.A. LOC), 0.03%, 12/8/14	8,100	8,100

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Oregon – 1.9% – continued

Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	$6,435	$6,435

Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project, (U.S. Bank N.A. LOC), 0.05%, 12/8/14	6,000	6,000

State of Oregon G.O. Limited TANS, Series A, 2.00%, 6/15/15	15,000	15,151
		87,551

Pennsylvania – 2.9%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.05%, 12/8/14	6,000	6,000

Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative, (PNC Bank N.A. LOC), 0.05%, 12/8/14	4,725	4,725

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	5,595	5,595

Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	3,730	3,730

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian, (Manufacturers & Traders Trust Co. LOC), 0.05%, 12/8/14	11,980	11,980

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.09%, 12/8/14	6,300	6,300

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	4,900	4,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Pennsylvania – 2.9% – continued

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.05%, 12/1/14	$7,525	$7,525

Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A, (FNMA LOC), 0.04%, 12/8/14	9,170	9,170

Nuveen Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2, 0.14%, 12/8/14	17,000	17,000

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.04%, 12/8/14	5,900	5,900

Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B, (Assured Guaranty Municipal Corp. Insured), 0.06%, 12/8/14	16,500	16,500

Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C, (Barclays Bank PLC LOC), 0.04%, 12/8/14	13,000	13,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14, (Royal Bank of Canada LOC), 0.04%, 12/8/14 (2)	7,800	7,800

School District of Philadelphia G.O. Unlimited Refunding VRDB, Series G, (PNC Bank N.A. LOC), 0.05%, 12/8/14	5,000	5,000

University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes, 2.00%, 7/22/15	8,000	8,096

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.04%, 12/8/14	3,005	3,005
		136,226

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

South Carolina – 0.8%

Charleston Educational Excellence Finance Corp. Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.04%, 12/8/14 (2)	$24,750	$24,750

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.04%, 12/1/14	12,200	12,200
		36,950

South Dakota – 0.1%

South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	6,030	6,030

Tennessee – 1.2%

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement, (Knox County Gtd.), 0.04%, 12/8/14	5,375	5,375

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement, (Knox County Gtd.), 0.04%, 12/8/14	6,700	6,700

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, (FHLB of Cincinnati LOC), 0.04%, 12/8/14	6,170	6,170

Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project, (U.S. Treasury Escrowed), 0.30%, 4/1/15 (3)	13,750	13,750

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.05%, 12/8/14	8,600	8,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Tennessee – 1.2% – continued

Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest, (FNMA LOC), 0.05%, 12/8/14	$12,750	$12,750

Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.06%, 12/8/14 (2)	5,000	5,000
		58,345

Texas – 10.0%

Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.04%, 12/8/14 (2)	24,570	24,570

Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, (Natural Rural Utilities Cooperative Finance Corp. Gtd.), 0.09%, 12/8/14	9,600	9,600

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.07%, 12/8/14 (2)	14,160	14,160

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project, (FHLMC LOC), 0.04%, 12/8/14	3,680	3,680

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project, (FHLMC LOC), 0.05%, 12/8/14	3,500	3,500

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project, (FNMA LOC), 0.04%, 12/8/14	4,805	4,805

Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project, (FNMA LOC), 0.06%, 12/8/14	3,500	3,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued
Texas – 10.0% – continued

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project, 0.08%, 12/8/14	$7,700	$7,700

Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT, 0.04%, 12/8/14 (2)	16,120	16,120

Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas Permanent School Fund Program Guaranty Insured), 0.04%, 12/8/14	30,000	30,000

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso, (U.S. Bank N.A. LOC), 0.05%, 12/8/14 (2)	10,600	10,600

Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation, (State Street Bank & Trust Co. LOC), 0.05%, 12/8/14	18,000	18,000

Gulf Coast Waste Disposal Authority Revenue Bonds, Exxonmobil Project, 0.05%, 12/1/14	12,400	12,400

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.05%, 12/8/14	805	805

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.05%, 12/8/14	4,755	4,755

Northwest Texas Independent School District G.O. VRDB, (Texas Permanent School Fund Program Guaranty Insured), 0.05%, 12/8/14	500	500

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	800	800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.04%, 12/8/14	7,200	7,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued
Texas – 10.0% – continued

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.06%, 12/8/14	$7,700	$7,700

Port of Port Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.06%, 12/8/14	20,000	20,000

Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, (Total S.A. Gtd.), 0.07%, 12/8/14	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.04%, 12/8/14 (2)	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.05%, 12/8/14 (2)	16,000	16,000

State of Texas G.O. VRDB, Veterans, Series B, (Texas State LOC), 0.04%, 12/8/14	19,900	19,900

Strategic Housing Finance Corp. Travis County Multifamily Housing Revenue VRDB, Forest Park Apartments Project, (U.S. Treasury Escrowed), 0.30%, 2/1/15	13,000	13,000

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.05%, 12/8/14	1,790	1,790

Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments, (U.S. Treasury Escrowed), 0.35%, 10/1/15	14,500	14,500

Texas Department of Housing & Community Affairs Single Family Mortgage Revenue VRDB, Series D (AMT), 0.06%, 12/8/14	9,500	9,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Texas – 10.0% – continued

Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project, (U.S. Treasury Escrowed), 0.35%, 10/1/15	$11,500	$11,500

Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments, (FNMA LOC), 0.08%, 12/8/14	15,000	15,000

Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1, (FHLMC LOC), 0.07%, 12/8/14	5,730	5,730

Texas State G.O. Unlimited Bonds, Series A-2, Veterans Housing Assistance Fund, 0.07%, 12/8/14	20,000	20,000

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	105,000	106,073

Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund, 0.05%, 12/8/14	8,815	8,815

University of Houston Texas Revenue VRDB, 0.04%, 12/8/14	4,655	4,655

University of Texas System Revenue Refunding VRDB, Series B, 0.02%, 12/8/14	4,000	4,000
		470,858

Utah – 0.8%

Salt Lake City Sales Adjustable Refunding TRB, 0.06%, 12/8/14	1,280	1,280

Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A, (FHLMC LOC), 0.09%, 12/8/14	3,125	3,125

Utah State Housing Corp. Finance Agency Revenue VRDB, SFM Series C-1, 0.07%, 12/8/14	4,480	4,480

Utah State Housing Corp. Single Family Mortgage Finance Agency Revenue VRDB, Series C-I, 0.07%, 12/8/14	3,380	3,380

Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series A-1, Class I, 0.07%, 12/8/14	4,925	4,925

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Utah – 0.8% – continued

Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series F-1, Class I, 0.07%, 12/8/14	$5,725	$5,725

Utah Water Finance Agency Revenue VRDB, Series B-2, 0.05%, 12/8/14	15,900	15,900
		38,815

Virginia – 0.5%

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.04%, 12/8/14	6,300	6,300

Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health, (Branch Banking & Trust Co. LOC), 0.05%, 12/8/14	3,535	3,535

Peninsula Ports Authority Variable Rate Demand Obligations, (U.S. Bank N.A. LOC), 0.08%, 12/3/14	10,000	10,000

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.04%, 12/8/14	2,200	2,200
		22,035

Washington – 0.7%

Port of Tacoma Municipal Interest Bearing CP, (Bank of America N.A. LOC), 0.10%, 2/4/15	7,000	6,998

Washington State Housing Finance Commission Adjustable Revenue Bonds, Family Tree & Lincoln Way Project, (U.S. Treasury Escrowed), 0.43%, 1/5/15	5,750	5,750

Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT), (FHLMC LOC), 0.07%, 12/8/14	8,500	8,500

Washington State Housing Finance Commission VRDB, Reserve Renton Apartments Project, (FHLB LOC), 0.06%, 12/8/14	8,000	8,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Washington – 0.7% – continued

Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project, (FNMA LOC), 0.06%, 12/8/14	$4,650	$4,650
		33,898

West Virginia – 0.4%

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.04%, 12/8/14	16,875	16,875

Wisconsin – 3.0%

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	860	860

PFA Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.08%, 12/8/14	9,775	9,775

PFA Multifamily Housing Revenue Refunding VRDB, Wisconsin Housing Preservation Corp-Southern Bond Pool I, (U.S. Treasury Escrowed), 0.35%, 5/1/15	20,860	20,860

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project, (FNMA LOC), 0.08%, 12/8/14	10,250	10,250

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.05%, 12/8/14	13,850	13,850

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.04%, 12/8/14	58,025	58,025

Wisconsin Health & Educational Facilities Authority VRDB, Series A, Fort Healthcare, Inc., (JPMorgan Chase Bank N.A. LOC), 0.05%, 12/1/14	3,600	3,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Wisconsin – 3.0% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 12/8/14	$3,560	$3,560

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.04%, 12/8/14	9,055	9,055

Wisconsin State Housing & EDA Revenue VRDB, Series B, 0.07%, 12/8/14	7,000	7,000

Wisconsin State Housing & EDA Revenue VRDB, Series D, 0.07%, 12/8/14	6,110	6,110
		142,945

Wyoming – 0.0%

Lincoln County Adjustable PCR, Series B, Exxon Project, 0.03%, 12/1/14	2,200	2,200

Municipal States Pooled Securities – 8.5%

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.05%, 12/8/14 (2)	15,000	15,000

BB&T Municipal Trust Various States G.O., Floaters, Series 2048, (Branch Banking & Trust Co. LOC), 0.05%, 12/8/14 (2)	15,700	15,700

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.14%, 12/8/14 (2)	14,625	14,625

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.14%, 12/8/14	10,000	10,000

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A, (FHLMC LOC), 0.07%, 12/8/14 (4)	17,973	17,973

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A, (FHLMC LOC), 0.07%, 12/8/14 (4)	32,120	32,120

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.7% – continued

Municipal States Pooled Securities – 8.5% – continued

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A, (FHLMC LOC), 0.06%, 12/8/14 (4)	$36,130	$36,130

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A, 0.07%, 12/8/14 (4)	21,000	21,000

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M015 Class A, (FHLMC LOC), 0.07%, 12/8/14 (4)	3,290	3,290

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M031, Class A, (FHLMC LOC), 0.05%, 12/8/14 (2)(4)	11,500	11,500

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series MO28, Class A, 0.06%, 12/8/14 (4)	14,825	14,825

Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118, 0.14%, 12/8/14 (2)	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895, 0.14%, 12/8/14 (2)	95,000	95,000

Nuveen Select Quality Municipal Fund, Tax-Exempt VRDP, Series 1-2525, 0.14%, 12/8/14 (2)	50,000	50,000

Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.10%, 12/8/14	22,300	22,300
		399,463
Total Municipal Investments
(Cost $4,685,200)		4,685,200

Total Investments – 99.7%
(Cost $4,685,200) (5)		4,685,200

Other Assets less Liabilities – 0.3%		13,364
NET ASSETS – 100.0%		$4,698,564

(1)	Restricted security has been deemed illiquid. At November 30, 2014, the value of this restricted illiquid security amounted to approximately $17,030,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Arizona Board of Regents COPS, Floaters, Series 1918, 0.06%, 12/8/2014	10/31/11-6/4/14	$17,030

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(5)	The cost for federal income tax purposes was $4,685,200.

Percentages shown are based on Net Assets.

At November 30, 2014, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	21.3%
Hospital	11.8
State	9.4
Transportation	6.7
City	5.9
Water & Sewer	5.8
University	5.7
All other sectors less than 5%	33.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio	$–	$4,685,200	(1)	$–	$4,685,200

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION NOVEMBER 30, 2014

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABS	Asset-Backed Securities	Gtd.	Guaranteed
AMT	Alternative Minimum Tax	HFA	Housing Finance Authority
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	RANS	Revenue Anticipation Notes
FHLMC	Federal Home Loan Mortgage Corporation	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SFM	Single Family Mortgage
FRN	Floating Rate Notes	TANS	Tax Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TRANS	Tax and Revenue Anticipation Notes
GNMA	Government National Mortgage Association	VRDB	Variable Rate Demand Bonds
G.O.	General Obligation	VRDP	Variable Rate Demand Preferred

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2014

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of November 30, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s portfolios. Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios, except the U.S. Government Select Portfolio, is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue four classes of shares: Shares, Service Shares, Premier Shares and Williams Capital Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At November 30, 2014, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which had only Shares outstanding. At November 30, 2014, the U.S. Government Select Portfolio also had Williams Capital Shares outstanding. Premier Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-8, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Treasury, Tax-Exempt, U.S. Government Select and Municipal Portfolios is calculated on each Business Day as of 1:00 p.m. Central time. For each class of shares of the Diversified Assets and U.S. Government Portfolios, the NAV is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolios to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at November 30, 2014, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2014, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Diversified Assets	Bank of America	$38,655	$(38,655)	$ —
	Morgan Stanley & Co.	38,655	(38,655)	—
	Societe Generale	38,654	(38,654)	—
	Barclays	540,000	(540,000)	—
	JPMorgan	77,000	(77,000)	—
	Mizuho Securities	400,000	(400,000)	—
	Total	$1,132,964	$(1,132,964)	$ —
Treasury	Bank of America	$54,970	$(54,970)	$ —
	Morgan Stanley & Co.	54,970	(54,970)	—
	Societe Generale	54,971	(54,971)	—
	Bank of Nova Scotia	550,000	(550,000)	—
	Citigroup	242,027	(242,027)	—
	Federal Reserve Bank of New York	7,400,000	(7,400,000)	—
	Total	$8,356,938	$(8,356,938)	$ —

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2014

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
U.S. Government	Bank of America	$289,249	$(289,249)	$ —
	Morgan Stanley & Co.	39,249	(39,249)	—
	Societe Generale	814,249	(814,249)	—
	BNP Paribas	100,000	(100,000)	—
	Citigroup	243,896	(243,896)	—
	Total	$1,486,643	$(1,486,643)	$ —
U.S. Government Select	Bank of America	$295,000	$(295,000)	$ —
	Citigroup	147,229	(147,229)	—
	Credit Suisse	5,265	(5,265)	—
	Federal Reserve Bank of New York	4,650,000	(4,650,000)	—
	JPMorgan	950,000	(950,000)	—
	Total	$6,047,494	$(6,047,494)	$ —

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from each Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

At November 30, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Diversified Assets	$112	$(112)
Treasury	31	(31)
U.S. Government	83	(83)
U.S. Government Select	100	(100)
Municipal	40	(40)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue

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NOTES TO THE FINANCIAL STATEMENTS continued

Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD
Tax-Exempt	$14

The Portfolio in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2014, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$187
Treasury	—	149
Tax-Exempt	16	—
U.S. Government	—	110
U.S. Government Select	—	275
Municipal	56	41

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,082
Treasury	—	1,284
Tax-Exempt	121	—
U.S. Government	—	674
U.S. Government Select	—	1,785
Municipal	710	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2013, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,133
Treasury	—	1,428
Tax-Exempt	156	—
U.S. Government	—	848
U.S. Government Select	—	1,982
Municipal	446	44

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2014, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense on the Statements of Operations.

3. MANAGEMENT AND OTHER AGREEMENTS

Effective June 30, 2014, for the Diversified Asset Portfolio, Treasury Portfolio and Tax-Exempt Portfolio, and effective July 31, 2014, for the U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio, shareholders of the Portfolios have approved a new management agreement, between each Portfolio and NTI (the “Management

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Agreement”), to provide each Portfolio with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of each Portfolio’s average daily net assets as follows:

PORTFOLIO	ANNUAL MANAGEMENT FEE Effective June 30, 2014
Diversified Assets	0.33%
Treasury	0.18%
Tax-Exempt	0.33%

PORTFOLIO	ANNUAL MANAGEMENT FEE Effective July 31, 2014
U.S. Government	0.33%
U.S. Government Select	0.18%
Municipal	0.18%

NTI has contractually agreed to reimburse a portion of the operating expenses of the Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio (other than servicing fees, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses and interest) so that Total Annual Portfolio Operating Expenses After Expense Reimbursement do not exceed 0.35 percent, 0.20 percent, 0.35 percent, 0.35 percent, 0.20 percent and 0.20 percent, respectively, of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The expense reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

Prior to June 30, 2014 for the Diversified Assets, Treasury and Tax-Exempt Portfolios and July 31, 2014 for the U.S. Government, U.S. Government Select and Municipal Portfolios, as compensation for advisory services and the assumption of related expenses, NTI was entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets). NTI contractually agreed to waive a portion of the advisory fees charged to certain Portfolios. The effect of this waiver by NTI for the fiscal year ended November 30, 2014 is reflected as “Less waivers of investment advisory fees,” in the accompanying Statements of Operations. The annual advisory fees and waiver rates for the Portfolios were based on the following annual rates as set forth in the table below.

	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
U.S. Government	0.25%	—%	0.25%
U.S. Government Select	0.20%	0.10%	0.10%
Municipal	0.20%	0.10%	0.10%

In addition, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio-level expenses of a Portfolio, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee a Portfolio will be able to avoid a negative yield. During the fiscal year ended November 30, 2014, NTI reimbursed class-specific and portfolio-level expenses, including certain amounts of management, advisory, administrative, transfer agent, shareholder servicing fees and other expenses, in order to avoid a negative yield, for the Portfolios. Portfolio-level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statements of Operations. The amounts outstanding at November 30, 2014 were $1,743,000, $1,691,000, $257,000, $1,289,000, $1,846,000 and $506,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are included as part of “Receivable from affiliate for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

Prior to June 30, 2014 for the Diversified Assets, Treasury and Tax Exempt Portfolios and July 31, 2014 for the U.S. Government, U.S. Government Select and Municipal Portfolios, NTI was entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each

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NOTES TO THE FINANCIAL STATEMENTS continued

Portfolio. Under the former Administration Agreement with the Trust, NTI had contractually agreed to reimburse expenses (including fees payable to NTI for its services as administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceeded on an annualized basis 0.10 percent of each Portfolio’s average daily net assets. In addition, NTI voluntarily reimbursed the Treasury Portfolio for expenses in excess of 0.05 percent of average daily net assets during the fiscal year.

The expenses reimbursed during the fiscal year ended November 30, 2014, under the administration expense reimbursement contract and expense reimbursement contract previously described are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivables at November 30, 2014 are $151,000, $136,000, $31,000, $98,000, $250,000 and $73,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolio, respectively, and are shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statements of Assets and Liabilities. Any such expense reimbursement is payable monthly to the Portfolios by NTI.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to June 30, 2014 for the Diversified Assets, Treasury and Tax-Exempt Portfolios and July 31, 2014 for the U.S. Government, U.S. Government Select and Municipal Portfolios, these subadministration fees were paid out of NTI’s administration fees.

The Northern Trust Company, an affiliate of NTI, serves as transfer agent and custodian to the Portfolios.

Effective June 30, 2014, for the Diversified Assets, Treasury and Tax-Exempt Portfolios and effective July 31, 2014, for the U.S. Government, U.S. Government Select and Municipal Portfolios, as compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net asset value of the outstanding shares for all share classes of the Portfolios.

Prior to June 30, 2014 for the Diversified Assets, Treasury and Tax-Exempt Portfolios and July 31, 2014 for the U.S. Government, U.S. Government Select and Municipal Portfolios, as compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust received a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	WILLIAMS CAPITAL SHARES
Diversified Assets	729	1	—
Treasury	896	—	—
Tax-Exempt	86	—	—
U.S. Government	336	3	—
U.S. Government Select	1,006	15	4
Municipal	265	4	—

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the

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plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement with JPMorgan Chase Bank, N.A that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

During the fiscal year ended November 30, 2014, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the fiscal year ended November 30, 2014.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$121,635,898	$41	$(121,513,615)	$122,324
Treasury	96,018,331	28	(91,479,275)	4,539,084
Tax-Exempt	7,169,472	—	(7,233,040)	(63,568)
U.S. Government	74,228,554	3	(74,992,480)	(763,923)
U.S. Government Select	163,262,117	50	(161,467,350)	1,794,817
Municipal	23,728,942	6	(23,791,801)	(62,853)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$115,934,850	$54	$(115,798,641)	$136,263
Treasury	90,147,198	56	(88,603,335)	1,543,919
Tax-Exempt	7,639,010	—	(8,254,869)	(615,859)
U.S. Government	94,456,498	6	(94,739,533)	(283,029)
U.S. Government Select	154,065,567	55	(153,702,624)	362,998
Municipal	28,437,013	9	(28,048,710)	388,312

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$15,077	$—	$(15,307)	$(230)
Tax-Exempt	8,044	—	(8,394)	(350)
U.S. Government	70,693	—	(67,511)	3,182
U.S. Government Select	518,983	—	(536,146)	(17,163)
Municipal	115,790	—	(121,805)	(6,015)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

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NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

Transactions in Service Shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$32,173	$ —	$(37,347)	$(5,174)
Tax-Exempt	16,859	—	(16,555)	304
U.S. Government	83,437	—	(84,954)	(1,517)
U.S. Government Select	636,911	—	(709,011)	(72,100)
Municipal	118,259	—	(117,264)	995

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the period September 15, 2014 (commencement of operations) to November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$140,976	$1	$ —	$140,977

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

7. OTHER MATTERS

Money Market Funds Reform — On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolios. A significant change resulting from these amendments is a requirement that institutional prime money market funds, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Government and retail money market funds (as defined in the amendments) may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure, reporting and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date of the amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact on the Portfolios’ operations, financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Northern Institutional Funds’ Shareholders and Board of Trustees

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio, (six of the portfolios constituting the Northern Institutional Funds (the “Trust”)) as of November 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (six of the portfolios constituting the Northern Institutional Funds) at November 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

January 16, 2015

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TAX INFORMATION	NOVEMBER 30, 2014 (UNAUDITED)

During the fiscal year ended November 30, 2014, the percentage of dividends derived from net investment income paid by each of the following Portfolios as “exempt-interest dividends,” excludable from gross income for federal income tax purposes were as follows: Tax-Exempt Portfolio — 99.88% and Municipal Portfolio — 100.00%.

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (QII) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons, for tax years beginning before January 1, 2014. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2014:

Diversified Assets	100%
Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

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SHAREHOLDER MEETING RESULTS	NOVEMBER 30, 2014 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds was held on May 19, 2014, reconvened on June 23, 2014 and reconvened again on July 31, 2014, at the offices of Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, Illinois. At the July 31, 2014 reconvened meeting, the following matter was voted upon by shareholders of the U.S. Government, U.S. Government Select and Municipal Portfolios:

To approve a new management agreement, included with the Proxy Statement for the meeting, between the Portfolio and its investment adviser, to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

PORTFOLIO	FOR	AGAINST	ABSTAIN
U.S. Government	4,031,114,966	5,186,180	873,570
U.S. Government Select	9,322,153,487	2,336,759	105,156,869
Municipal	2,621,620,587	817,652	921,019

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FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2014 through November 30, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/14 - 11/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical**	0.06%	$1,000.00	$1,024.77	$0.30

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41
SERVICE SHARES
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.62	$0.46
SERVICE SHARES
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.62	$0.46

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41
SERVICE SHARES
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41
WILLIAMS CAPITAL SHARES***
Actual	0.08%	$1,000.00	$1,000.00	$0.17
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2014 (UNAUDITED)

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.72	$0.36
SERVICE SHARES
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.72	$0.36

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2014. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the financial highlights.

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

***	U.S. Government Select — Williams Capital Shares Class launched on September 15, 2014 (77 days). The actual expense example is based on the period since inception; the hypothetical example is based on the half year beginning June 1, 2014.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	77	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 56 portfolios in the Northern Funds Complex — Northern Funds offers 48 portfolios and Northern Institutional Funds offers 8 portfolios.* The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

William L. Bax Age: 71 Trustee since 2005

•  Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•  Director of Big Shoulders Fund since 1997;

•  Director of Lurie Children’s Memorial Hospital since 1998;

•  Trustee of DePaul University from 1998 to 2009;

•  Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 74 Trustee since 1994

•  Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•  Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

•  Founding Member and Director of the Illinois Venture Capital Association since 2001;

•  Member of the Board of Governors of The Metropolitan Club since 2003;

•  Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

•  Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•  Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

•  Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

•  Member of Advisory Council of Northwestern Brain Tumor Institute since 2010;

•  Chairman of the Board of Directors of ViMedicus, Inc. (a healthcare-related educational material provider) since 2010.

• None

Mark G. Doll Age: 65 Trustee since 2013

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council since 2005;

•  Member of Investment Committee of Milwaukee Art Museum from 1995 to 2012;

•  Member of Investment Committee of Greater Milwaukee Foundation since 2003;

•  Member of Investment Committee of Milwaukee Symphony Orchestra from 2006 to 2012.

• None

Sandra Polk Guthman Age: 70 Chair beginning January 2015 Vice Chair 2013-2014 Trustee since 1997

•  Chair since 2003 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994;

•  Trustee of Rush University Medical Center since 2007;

•  Trustee of Wellesley College since 2010.

• None

*	Ms. Skinner and Mr. Potter each oversee a total of 47 portfolios in the Northern Funds Complex — 39 portfolios offered by Northern Funds and 8 offered by Northern Institutional Funds.

MONEY MARKET PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2014 (UNAUDITED)

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 57 Trustee since 2014

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients;

•  Assessor, Moraine Township, Illinois since January 2014.

• AXA Premier VIP Trust (Registered investment company — 36 portfolios)

Mary Jacobs Skinner, Esq. Age: 57 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Casey J. Sylla Age: 71 Trustee since 2008

•  Chairman and President of the Allstate Financial Group from 2002 to 2007;

•  Chairman of the Investment Committee, Legal and General Investment Management — America, 2007;

•  Board member, University of Wisconsin — Eau Claire Foundation since 2006;

•  Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee since 2012.

• GATX Corporation (transportation services).
INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Stephen N. Potter(4) Age: 57 Trustee since 2008

•  President, Northern Trust Asset Management since 2008;

•  Chairman and President of Northern Trust Investments, Inc. since March 2008;

•  President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•  Director of The Northern Trust Company of Connecticut from July 2009 to December 2013;

•  Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•  Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	79	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 57 50 South LaSalle Street Chicago, IL 60603 President since 2000

•  Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Asset Management since 1994; Head of Defined Contribution Business at The Northern Trust Company from 2011 to 2014; Director, NT Global Advisors, Inc. from 2006 to 2012; Director, The Northern Trust Company of Connecticut from 2012 to 2013; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Susan J. Hill Age: 58 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004

•  Chief Compliance Officer of The Northern Trust Company of Connecticut from 2007 to 2013; Chief Compliance Officer of Northern Trust Global Advisors, Inc. from 2007 to 2011; Chief Compliance Officer of Northern Trust Investments, Inc. from 2005 to 2013; Senior Vice President of Northern Trust Investments, Inc. since 2005.

Darlene Chappell Age: 51 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since May 2009

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and NT Alpha Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013.

Randal Rein Age: 44 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008

•  Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 47 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010.

Richard Crabill Age: 46 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael Meehan Age: 44 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011

•  Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009.

MONEY MARKET PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2014 (UNAUDITED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Gregory A. Chidsey Age: 45 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013

•  Senior Vice President of Financial Reporting of The Northern Trust Company since 2010; Senior Manager and Assistant Treasurer for the Van Kampen Funds from 2007 to 2010; Vice President in Fund Administration of The Northern Trust Company from 2004 to 2007.

Craig R. Carberry, Esq. Age: 54 50 South LaSalle Street Chicago, IL 60603 Secretary since 2010

•  Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company since July 2014; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisors, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013; Secretary of NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Secretary of NETS Trust from 2008 to 2009.

Owen T. Meacham, Esq. Age: 43 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008

•  Senior Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company since 2011; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2007 to 2011; Secretary of Harding, Loevner Funds since 2010; Assistant Secretary of Ashmore Funds since 2010.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	81	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

DIVERSIFIED ASSETS PORTFOLIO1

MUNICIPAL PORTFOLIO1,2

TAX-EXEMPT PORTFOLIO1,2

TREASURY PORTFOLIO1

U.S. GOVERNMENT PORTFOLIO1,3

U.S. GOVERNMENT SELECT PORTFOLIO1,3

1 Money Market Risk: An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

2 Tax Risk: Future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Tax-Exempt or Municipal Portfolios to pay tax-exempt dividends.

3 U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MONEY MARKET PORTFOLIOS	82	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

INDEX DEFINITIONS

DIVERSIFIED ASSETS PORTFOLIO1

MUNICIPAL PORTFOLIO3

TAX-EXEMPT PORTFOLIO3

TREASURY PORTFOLIO4

U.S. GOVERNMENT PORTFOLIO2

U.S. GOVERNMENT SELECT PORTFOLIO2

1 iMoneyNet Fund AverageTM — First Tier Institutional category includes only non-government institutional portfolios that also are not holding any second tier securities. Portfolio holdings of first tier portfolios include U.S. Treasury, U.S. other, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. It is not possible to invest directly in an index.

2 iMoneyNet Fund AverageTM — Government/Agencies Institutional category includes the most broadly based of the government institutional portfolios. These portfolios may invest in U.S. Treasuries, U.S. agencies, repos or government-backed floating rate notes. It is not possible to invest directly in an index.

3 iMoneyNet Fund AverageTM — Tax-Free Institutional category includes all institutional national and state tax free and municipal money funds. Portfolio holdings of tax-free portfolios include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months or less, put bonds — over 6 months, AMT paper and other tax-free holdings. It is not possible to invest directly in an index.

4 iMoneyNet Fund AverageTM — Treasury & Repo Institutional category includes only institutional government portfolios that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury. It is not possible to invest directly in an index.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	83	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	84	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

8	SCHEDULE OF INVESTMENTS

8	PRIME OBLIGATIONS PORTFOLIO

14	ABBREVIATIONS AND OTHER INFORMATION

15	NOTES TO THE FINANCIAL STATEMENTS

21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

22	TAX INFORMATION

23	SHAREHOLDER MEETING RESULTS

24	FUND EXPENSES

25	TRUSTEES AND OFFICERS

29	INVESTMENT CONSIDERATIONS

30	INDEX DEFINITIONS

32	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

During April through November of the 12-month period ended November 30, 2014, U.S. economic growth led the way for the developed world despite a disappointing first quarter. As the U.S. labor market continued to strengthen and domestic unemployment declined to 5.8%, inflation continued to run below the U.S. Federal Reserve’s (Fed) mandate. In addition, the Fed completed its quantitative easing program in October 2014, and many analysts believe that the U.S. central bank could begin to increase short-term rates as early as mid-2015. During the reporting period, the Fed continued the Overnight Fixed-Rate Reverse Repurchase Agreement facility’s testing program. There were multiple changes introduced, including a Dutch auction should interest exceed $300 billion, as well as a term repo facility. This program has been successful in establishing a floor for front-end rates. However, the Fed anticipates that this will be a temporary tool utilized during the rate normalization process. During the reporting period, the paths of the major central banks of the developed world began to diverge as both the Fed and the Bank of England moved closer to tightening, while the Japanese and European central banks continued to expand quantitative easing.

For the 12-month reporting period, the Portfolio posted a 0.02% return (Shares Class) compared with the 0.02% return of its benchmark, the iMoneyNet Fund Average™ — First Tier Institutional. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.02% (Shares Class).

Money market funds continue to be challenged with low short-term interest rates driven by supply constraints and expectations for rates to stay low for an extended period of time. We have maintained a long duration for the Portfolio relative to its benchmark. We continue to position the Portfolio conservatively by remaining highly selective in our purchases. Liquidity and principal preservation remain our primary objectives.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2014
TOTAL RETURN	SHARES	SERVICE SHARES	GFS SHARES	IMONEYNET FUND AVERAGE™ — FIRST TIER INSTL	CURRENT 7-DAY YIELD
ONE YEAR	0.02%	0.01%	0.02%	0.02%	0.02	%*
FIVE YEAR	0.08	0.03	N/A	0.05
TEN YEAR	1.62	1.47	N/A	1.59

*	For Shares Class.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects voluntary and contractual fee waivers and expense reimbursements in effect. In their absence, performance may be reduced. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY	%

Information about Investment
Considerations and Index Definitions can
be found on pages 29 and 30.

Investments in the Portfolio are not insured
or guaranteed by the FDIC or any other
government agency. Although the Portfolio
seeks to maintain a value of $1.00 per share,
it is possible to lose money by investing in
the Portfolio.

OVERNIGHT (1 BUSINESS DAY)	33.7%
2 - 15 DAYS	22.9
16 - 30 DAYS	4.7
31 - 60 DAYS	13.6
61 - 97 DAYS	11.8
98 - 180 DAYS	9.9
181 - 270 DAYS	1.8
271 - 366 DAYS	1.1
367 - 397 DAYS	0.5

PORTFOLIO MANAGERS

JENNIFER SHEROIAN With Northern Trust since 2000

PETER YI With Northern Trust since 2000

PORTFOLIO FACTS (as of 11/30/14)

TICKER SYMBOL
SHARES	NPAXX
SERVICE SHARES	NPCXX
PREMIER SHARES*
GFS SHARES	NPOXX
INCEPTION DATE
SHARES	8/21/03
SERVICE SHARES	9/2/03
PREMIER SHARES*	11/18/05
GFS SHARES	5/10/11
TOTAL NET ASSETS	$3,967,722,017

NET ASSET VALUE
SHARES	$1.00
SERVICE SHARES	1.00
PREMIER SHARES*	—
GFS SHARES	1.00
GROSS EXPENSE RATIO(1)
SHARES	0.17%
SERVICE SHARES	0.42
PREMIER SHARES*	—
GFS SHARES	0.17
NET EXPENSE RATIO
SHARES	0.15%
SERVICE SHARES	0.16
PREMIER SHARES*	—
GFS SHARES	0.15

*	Currently, Premier Shares are not being offered to Investors.
(1)	The Gross Expense Ratio represented is based on the gross expense ratio as reported in the Portfolio’s current prospectus, which may differ from the gross expense ratio presented in the Portfolio’s financial highlights.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2014

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost which approximates fair value	$3,333,779
Repurchase agreements, at cost which approximates fair value	924,327
Cash	565
Interest income receivable	2,269
Receivable for securities sold	15,431
Receivable for fund shares sold	526
Receivable from affiliate for expense reimbursements	71
Prepaid and other assets	15
Total Assets	4,276,983
LIABILITIES:
Payable for securities purchased	292,999
Payable for fund shares redeemed	15,559
Distributions payable to shareholders	47
Payable to affiliates:
Management fees (Note 3)	392
Custody and accounting fees	35
Transfer agent fees	45
Trustee fees	33
Accrued other liabilities	101
Total Liabilities	309,211
Net Assets	$3,967,772
ANALYSIS OF NET ASSETS:
Capital stock	$3,967,659
Accumulated undistributed net investment income	113
Net Assets	$3,967,772
Net Assets:
Shares	$3,649,756
Service Shares	36,591
GFS Shares	281,425
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	3,649,674
Service Shares	36,568
GFS Shares	281,416
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$5,519
Total Investment Income	5,519
EXPENSES:
Management fees (Note 3)	1,506
Investment advisory fees (Note 3)	3,227
Administration fees (Note 3)	2,151
Custody and accounting fees	380
Transfer agent fees	204
Registration fees	109
Printing fees	39
Professional fees	71
Trustee fees	70
Other	120
Total Expenses	7,877
Less waivers of investment advisory fees	(1,076)
Less expenses reimbursed by administrator	(1,773)
Less custodian credits	(3)
Net Expenses	5,025
Net Investment Income	494
NET REALIZED GAINS:
Net realized gains on:
Investments	107
Net Gains	107
Net Increase in Net Assets Resulting from Operations	$601

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2014	2013
OPERATIONS:
Net investment income	$494	$2,546
Net realized gains on:
Investments	107	105
Net Increase in Net Assets Resulting from Operations	601	2,651
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	213,289	(254,458)
Net decrease in net assets resulting from Service Shares transactions	(268)	(16,524)
Net increase in net assets resulting from GFS Shares transactions	29,418	113,352
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	242,439	(157,630)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(483)	(2,477)
Total Distributions to Shares Shareholders	(483)	(2,477)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(5)	(28)
Total Distributions to Service Shares Shareholders	(5)	(28)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(41)	(104)
Total Distributions to GFS Shares Shareholders	(41)	(104)
Total Increase (Decrease) in Net Assets	242,511	(157,588)
NET ASSETS:
Beginning of year	3,725,261	3,882,849
End of year	$3,967,772	$3,725,261
Accumulated Undistributed Net Investment Income	$113	$41

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized and unrealized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.02%	0.06%	0.08%	0.09%	0.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,649,756	$3,436,400	$3,690,819	$3,350,343	$4,720,135
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.24%	0.27%	0.28%	0.27%	0.27%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.06%	0.07%	0.08%	0.15%
Net investment income (loss), before waivers, reimbursements and credits	(0.07)%	(0.06)%	(0.06)%	(0.04)%	0.03%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized and unrealized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.05%	0.07%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$36,591	$36,860	$53,383	$52,432	$61,463
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.16%	0.16%	0.15%	0.22%	0.28%
Expenses, before waivers, reimbursements and credits	0.25%	0.28%	0.31%	0.53%	0.53%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.05%	0.07%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.08)%	(0.07)%	(0.09)%	(0.30)%	(0.23)%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–
Net realized gains	–	–	–	–
Total from Investment Operations	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–
Total Distributions Paid	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.02%	0.06%	0.08%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$281,425	$252,001	$138,647	$78,329
Ratio to average net assets of:(4)
Expenses, net of waivers and reimbursements	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers and reimbursements	0.24%	0.27%	0.28%	0.27%
Net investment income, net of waivers and reimbursements	0.02%	0.06%	0.07%	0.04%
Net investment loss, before waivers and reimbursements	(0.07)%	(0.06)%	(0.06)%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains and distributions from net investment income were less than $0.01 per share.
(2)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 2.3%

ABS Other – 2.3%

Collateralized Commercial Paper II, 0.28%, 4/1/15 (1)	$33,000	$32,969

Kells Funding LLC, 0.23%, 2/2/15 (1)(2)	20,000	19,998

Victory Receivables Corp., 0.16%, 12/2/14 (1)	7,000	7,000
0.17%, 1/8/15 (1)	14,000	13,997
0.17%, 1/16/15 (1)	18,000	17,996
		91,960
Total ABS Commercial Paper
(Cost $91,960)		91,960

ASSET-BACKED SECURITIES – 0.0%

ABS Other – 0.0%

Volvo Financial Equipment LLC, Series 2014 1A, Class A1, 0.21%, 3/16/15 (1)	1,340	1,340

Car Loan – 0.0%

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 12/15/14	555	555
Total Asset-Backed Securities
(Cost $1,895)		1,895

CERTIFICATES OF DEPOSIT – 30.3%

Banking – 30.3%

Bank of America N.A., 0.26%, 4/1/15	10,000	10,000

Bank of America N.A., Chicago Branch, 0.26%, 3/3/15	28,000	28,000

Bank of America N.A., New York Branch, 0.26%, 3/16/15	25,000	25,000

Bank of Montreal, Chicago Branch, 0.20%, 12/9/14	14,030	14,030
0.18%, 2/18/15	27,000	27,000
0.22%, 4/10/15	7,000	7,000

Bank of Nova Scotia, Houston, 0.20%, 12/1/14, FRCD (2)	25,000	25,000
0.28%, 12/1/14, FRCD (2)	26,000	26,000
0.24%, 12/8/14, FRCD (2)	15,000	15,000
0.23%, 1/8/15, FRCD (2)	7,000	7,000
0.25%, 2/17/15	31,965	31,965

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.19%, 2/17/15	44,000	44,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.3% – continued

Banking – 30.3% – continued
0.25%, 4/14/15	$25,000	$25,000

BMO Harris Bank N.A., 0.25%, 3/11/15	15,740	15,740

BNP Paribas, New York Branch, 0.21%, 1/16/15	26,000	26,000

Canadian Imperial Bank of Commerce, 0.25%, 12/1/14, FRCD (2)	8,000	8,000

Citibank N.A., New York Branch, 0.25%, 12/9/14	12,000	12,000
0.25%, 3/23/15	5,000	5,000
0.25%, 4/24/15	20,000	20,000

Commonwealth Bank of Australia, London, 0.22%, 12/22/14	17,000	17,000
0.25%, 12/24/14, FRCD (2)	13,000	13,000
0.22%, 1/12/15	18,000	18,000
0.23%, 2/9/15, FRCD	17,000	17,000

Credit Suisse, New York, 0.23%, 1/14/15	9,000	9,000
0.29%, 1/15/15	36,400	36,400

DNB Nor Bank ASA, London, 0.18%, 2/13/15	25,000	25,000
0.20%, 3/6/15	27,000	27,000

HSBC Bank PLC, London Branch, 0.31%, 6/17/15	11,000	11,000

JPMorgan Chase Bank N.A., 0.28%, 1/23/15, FRCD (2)	15,000	15,000

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 1/20/15, FRCD (2)	23,000	23,000

Mitsubishi UFJ Trust & Banking Corp., 0.23%, 12/15/14	7,155	7,155
0.27%, 1/6/15	5,000	5,000
0.26%, 2/9/15	14,000	14,000

Mizuho Bank Ltd., New York Branch, 0.21%, 12/22/14	22,000	22,000
0.22%, 1/29/15	9,000	9,000
0.22%, 2/3/15	5,000	5,000

National Australia Bank Ltd., London, 0.24%, 3/18/15	25,000	25,000

Nordea Bank Finland PLC, New York, 0.23%, 5/20/15	20,000	20,000
0.24%, 5/20/15	10,000	10,000

Norinchukin Bank, New York Branch, 0.28%, 3/12/15	16,040	16,040
0.28%, 3/18/15	35,000	35,000

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.3% – continued

Banking – 30.3% – continued

Oversea-Chinese Banking Corp., 0.22%, 12/1/14	$10,005	$10,005

Rabobank Nederland, London Branch, 0.18%, 1/14/15	28,000	28,000

Rabobank Nederland, New York Branch, 0.21%, 12/5/14	25,000	25,000
0.20%, 12/9/14, FRCD (2)	21,000	21,000

Royal Bank of Canada, New York, 0.27%, 12/1/14, FRCD (2)	14,100	14,100
0.23%, 12/10/14, FRCD (2)	4,000	4,000
0.24%, 12/15/14, FRCD (2)	10,000	10,000

Shizuoka Bank, New York, 0.23%, 1/12/15	6,000	6,000

Skandinaviska Enskilda Banken AB, New York, 0.20%, 3/3/15	19,000	19,000

Societe Generale, New York Branch, 0.19%, 12/2/14	22,000	22,000

State Street Bank & Trust Co. 0.28%, 1/5/15, FRCD (2)	15,000	15,000

Sumitomo Mitsui Banking Corp., 0.23%, 2/12/15	24,000	24,000

Sumitomo Mitsui Banking Corp., New York, 0.21%, 1/2/15	7,000	7,000
0.25%, 1/30/15	13,000	13,000

Sumitomo Mitsui Trust Bank Ltd. 0.24%, 2/12/15	19,000	19,000

Svenska Handelsbanken, New York, 0.19%, 2/9/15	16,000	16,000

Toronto Dominion Bank, New York, 0.23%, 1/15/15, FRCD (2)	6,000	6,000
0.23%, 2/6/15, FRCD	23,000	23,000
0.24%, 2/23/15, FRCD (2)	17,000	17,000

Wells Fargo Bank N.A., 0.23%, 12/1/14, FRCD (2)	13,785	13,785
0.26%, 12/1/14, FRCD (2)	15,495	15,495
0.26%, 12/3/14, FRCD (2)	20,000	20,000
0.23%, 3/4/15	15,000	15,000
0.23%, 4/7/15	25,000	25,000
0.23%, 5/4/15	28,000	28,000
0.23%, 5/13/15	28,000	28,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.3% – continued

Banking – 30.3% – continued

Westpac Banking Corp., New York, 0.24%, 2/26/15, FRCD (2)	$7,000	$7,000
		1,202,715
Total Certificates of Deposit
(Cost $1,202,715)		1,202,715

COMMERCIAL PAPER – 14.8%

Banking – 4.4%

Australia and New Zealand Banking Group, 0.25%, 2/20/15 (1)(2)	27,000	27,000

DBS Bank Ltd., 0.24%, 3/16/15 (1)	6,000	5,996

DNB Bank ASA, 0.17%, 12/1/14 (1)	5,000	5,000
0.20%, 1/5/15 (1)	13,000	12,998

Lloyds Bank PLC, 0.20%, 1/16/15	22,000	21,994

Oversea-Chinese Banking Corp., 0.28%, 6/16/15	12,000	11,982

Skandinaviska Enskilda Banken AB, 0.20%, 2/3/15 (1)	25,000	24,991
0.20%, 3/5/15 (1)(3)	12,000	11,994

Sumitomo Mitsui Banking Corp., 0.26%, 2/11/15 (1)	26,000	25,987

United Overseas Bank Ltd., 0.24%, 4/7/15 (1)	8,000	7,993

Westpac Banking Corp., 0.23%, 1/8/15 (1)	18,000	18,001
		173,936

Brokerage – 0.2%

JP Morgan Securities LLC, 0.27%, 5/13/15	7,000	6,991

Diversified Manufacturing – 4.4%

General Electric Co., 0.08%, 12/2/14	175,000	175,000

Finance Companies – 0.3%

General Electric Capital Corp., 0.20%, 4/6/15	7,000	6,995
0.20%, 4/7/15	5,000	4,996
		11,991

Foreign Agencies – 1.7%

Electricite De France S.A., 0.16%, 12/8/14 (1)	14,645	14,645

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 14.8% – continued

Foreign Agencies – 1.7% – continued
0.26%, 12/16/14 (1)	$14,920	$14,918

KFW, 0.08%, 1/7/15 (1)	20,000	19,998

Korea Development Bank, 0.20%, 2/3/15	6,000	5,998
0.29%, 5/5/15	14,000	13,983
		69,542

Technology – 3.8%

Automatic Data Processing, Inc., 0.03%, 12/4/14 (1)	150,000	149,999
Total Commercial Paper
(Cost $587,459)		587,459

CORPORATE NOTES/BONDS – 5.5%

Automotive – 1.8%

American Honda Finance Corp., 0.24%, 12/5/14, FRN	15,255	15,255
0.23%, 1/7/15, FRN (2)	34,000	34,000

Toyota Motor Credit Corp., 0.23%, 1/14/15, FRN	22,795	22,795
		72,050

Banking – 1.4%

Bank of Nova Scotia 1.65%, 10/29/15, FRN (1)(3)	15,821	15,997

Bank of Nova Scotia, Houston Branch, 0.38%, 1/2/15, FRN (2)	6,000	6,005

Commonwealth Bank of Australia, 1.43%, 12/16/14, FRN (1)(2)	18,000	18,117
0.83%, 1/8/15, FRN (1)(2)	10,000	10,049

Westpac Banking Corp., 3.00%, 12/9/15	7,250	7,437
		57,605

Consumer Products – 0.5%

Kimberly-Clark Corp., 4.17%, 12/19/14, FRN (1)	18,145	18,180

Foreign Agencies – 0.3%

Export Development Canada, 0.13%, 12/15/14, FRN (1)(2)	10,000	10,000

Foreign Local Government – 0.2%

Province of Quebec Canada, 4.60%, 5/26/15	6,640	6,780

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.5% – continued

Integrated Energy – 0.1%

Shell International Finance B.V., 0.30%, 2/10/15, FRN (2)	$3,000	$3,002

Metals and Mining – 0.2%

BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	9,530	9,546

Retailers – 0.5%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	20,000	20,512

Supranational – 0.5%

International Bank for Reconstruction & Development, 0.13%, 12/1/14, FRN (2)	8,000	7,998
0.30%, 10/9/15	12,000	12,000
		19,998
Total Corporate Notes/Bonds
(Cost $217,673)		217,673

EURODOLLAR TIME DEPOSITS – 14.8%

Banking – 14.8%

Australia and New Zealand Banking, 0.08%, 12/1/14	50,000	50,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 12/1/14	71,000	71,000
0.11%, 12/1/14	72,000	72,000
0.12%, 12/2/14	71,000	71,000

DBS Bank Ltd., Singapore Branch, 0.19%, 12/22/14	15,000	15,000

Den Norske Bank, Grand Cayman, 0.07%, 12/1/14	50,000	50,000

HSBC Holdings PLC, London Branch, 0.10%, 12/1/14	100,000	100,000

HSBC Holdings PLC, Paris Branch, 0.12%, 12/1/14	49,000	49,000

Nordea Bank, Grand Cayman, 0.07%, 12/1/14	110,000	110,000
		588,000
Total Eurodollar Time Deposits
(Cost $588,000)		588,000

MEDIUM TERM NOTES – 0.4%

Banking – 0.3%

Royal Bank of Canada, 2.63%, 12/15/15	12,000	12,270

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 0.4% – continued

Finance Companies – 0.1%

General Electric Capital Corp., 2.15%, 1/9/15	$4,600	$4,609
Total Medium Term Notes
(Cost $16,879)		16,879

U.S. GOVERNMENT AGENCIES – 12.2% (4)

Federal Farm Credit Bank – 1.3%

FFCB Discount Notes, 0.08%, 12/5/14	10,000	10,000
0.11%, 4/7/15	10,000	9,996
0.18%, 11/24/15	5,000	4,991

FFCB FRN, 0.16%, 12/1/14 (2)	10,000	9,999
0.19%, 12/1/14 (2)	15,000	15,001
		49,987

Federal Home Loan Bank – 9.5%

FHLB Bonds, 0.17%, 12/11/14	16,065	16,065
0.22%, 7/17/15	7,825	7,825
0.23%, 8/3/15	9,420	9,420
0.20%, 8/12/15	14,610	14,609
0.20%, 10/16/15	7,000	6,997

FHLB Discount Notes, 0.05%, 12/5/14	64,000	64,000
0.05%, 1/2/15	26,000	25,999
0.06%, 1/7/15	27,000	26,998
0.06%, 1/9/15	15,000	14,999
0.06%, 1/16/15	19,000	18,998
0.08%, 1/16/15	31,000	30,997
0.08%, 1/21/15	24,000	23,997
0.08%, 1/23/15	18,000	17,998
0.10%, 1/28/15	5,000	4,999
0.18%, 11/19/15	5,000	4,991

FHLB FRN, 0.11%, 12/5/14	10,000	10,000
0.11%, 12/7/14 (2)	20,000	20,000
0.15%, 12/11/14 (2)	20,000	19,998
0.11%, 12/20/14 (2)	37,000	36,996
		375,886

Federal Home Loan Mortgage Corporation – 0.6%

FHLMC Discount Notes, 0.09%, 1/23/15	15,000	14,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.2% (4) – continued

Federal Home Loan Mortgage Corporation – 0.6% – continued
0.10%, 2/19/15	$5,000	$4,999
0.10%, 4/21/15	5,000	4,998
		24,995

Federal National Mortgage Association – 0.8%

FNMA FRN, 0.13%, 12/5/14 (2)	15,000	14,998
0.15%, 12/21/14 (2)	17,000	17,005
		32,003
Total U.S. Government Agencies
(Cost $482,871)		482,871

U.S. GOVERNMENT OBLIGATIONS – 2.8%

Treasury – 2.8%
0.13%, 1/8/15	20,000	19,997
0.13%, 3/5/15	13,220	13,216
0.08%, 12/1/14 (2)	39,000	39,001
0.09%, 12/1/14 (2)	29,587	29,588
0.09%, 12/1/14 (2)	8,075	8,075
		109,877
Total U.S. Government Obligations
(Cost $109,877)		109,877

MUNICIPAL INVESTMENTS – 0.9%

Illinois – 0.9%

Illinois State Toll Highway Authority Refunding VRDB, Series A-1B, (Assured Guaranty Municipal Corp. Insured), 0.08%, 12/8/14	34,450	34,450
Total Municipal Investments
(Cost $34,450)		34,450

Investments, at Amortized Cost
($3,333,779)		3,333,779

REPURCHASE AGREEMENTS – 23.3%

Joint Repurchase Agreements – 0.2% (5)

Bank of America Securities LLC, dated 11/28/14, repurchase price $3,190 0.05%, 12/5/14	3,190	3,190

Morgan Stanley & Co., Inc., dated 11/28/14, repurchase price $3,190 0.08%, 12/5/14	3,190	3,190

See Notes to the Financial Statements.

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SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 23.3% – continued

Joint Repurchase Agreements – 0.2% (5) – continued

Societe Generale, New York Branch, dated 11/28/14, repurchase price $3,189 0.08%, 12/5/14	$3,189	$3,189
		9,569

Repurchase Agreements – 23.1% (6)

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $151,759 0.10%, 12/1/14	151,758	151,758

JPMorgan Securities LLC, dated 11/28/14, repurchase price $50,000 0.09%, 12/1/14	50,000	50,000

JPMorgan Securities LLC, dated 11/28/14, repurchase price $63,024 0.50%, 3/1/15	63,000	63,000

Societe Generale, New York Branch, dated 11/26/14, repurchase price $150,003 0.10%, 12/3/14	150,000	150,000

Societe Generale, New York Branch, dated 11/28/14, repurchase price $500,003 0.08%, 12/1/14	500,000	500,000
		914,758
Total Repurchase Agreements
(Cost $924,327)		924,327

Total Investments – 107.3%
(Cost $4,258,106) (7)		4,258,106

Liabilities less Other Assets – (7.3)%		(290,334)
NET ASSETS – 100.0%		$3,967,772

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At November 30, 2014, the value of these restricted illiquid securities amounted to approximately $27,991,000 or 0.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Bank of Nova Scotia, 1.65%, 10/29/15 FRN	11/5/14	$16,008

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Skandinaviska Enskilda Banken AB,, 0.20%, 3/5/15	11/5/14	$11,992

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$102	0.75%	2/15/42
U.S. Treasury Notes	$9,645	0.13% – 2.75%	9/30/15 – 1/15/23
Total	$9,747

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$67,414	2.15% – 6.50%	3/1/17 – 3/15/44
FNMA	$206,001	3.00% – 7.50%	12/1/28 – 11/1/44
U.S. Treasury Bills	$66,213	0.06% – 0.09%	4/30/15 – 7/23/15
U.S. Treasury Bonds	$176,113	2.00% – 2.26%	8/15/27 – 5/15/44
U.S. Treasury Notes	$418,185	0.38% – 2.88%	2/29/16 – 1/31/21
U.S. Treasury Strips	$6,051	2.21%	8/15/26
Total	$939,977

(7)	The cost for federal income tax purposes was $4,258,106.

Percentages	shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio	$–	$4,258,106	(1)	$–	$4,258,106

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

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PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	NOVEMBER 30, 2014

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities	FNMA	Federal National Mortgage Association
FFCB	Federal Farm Credit Bank	FRCD	Floating Rate Certificates of Deposit
FHLB	Federal Home Loan Bank	FRN	Floating Rate Notes
FHLMC	Federal Home Loan Mortgage Corporation	VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

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PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2014

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of November 30, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer five classes of shares: Shares, Service Shares, Premier Shares, GFS Shares and Williams Capital Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At November 30, 2014, Shares, Service Shares and GFS Shares were outstanding. Premier Shares and Williams Capital Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Portfolio is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the

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PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at November 30, 2014, as reflected in the accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2014, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Prime Obligations	Bank of America	$3,190	$(3,190)	$—
	Morgan Stanley & Co.	3,190	(3,190)	—
	Societe Generale	653,189	(653,189)	—
	Citigroup	151,758	(151,758)	—
	JPMorgan	113,000	(113,000)	—
	Total	$924,327	$(924,327)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from the Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio.

At November 30, 2014, the Portfolio reclassified approximately $107,000 from accumulated undistributed net realized gains to undistributed net investment income.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOVEMBER 30, 2014

enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2014.

At November 30, 2014, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$182

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2014	2013
Prime Obligations	$518	$2,890

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of the Portfolio have approved a new management agreement effective July 31, 2014 between the Portfolio and NTI (the “Management Agreement”), to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.13 percent of the Portfolio’s average daily net assets. Prior to July 31, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rate of 0.15 percent of the Portfolio’s average daily net assets, which NTI had contractually agreed to waive 0.05 percent of the advisory fees charged to the Portfolio. The effect of this waiver by NTI for the fiscal year ended, November 30, 2014, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations. Prior to July 31, 2014, NTI, as administrator, was also entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than service fees, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each Independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest) so that Total Annual Portfolio Operating Expenses After Expense Reimbursement do not exceed 0.15 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement described above is expected to continue until at least April 1, 2016. The expense reimbursement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to the Portfolio if it determined that it is in the best interest of the Portfolio and its shareholders.

In addition, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee the Portfolio will be able to avoid a negative yield. During the fiscal year ended November 30, 2014, NTI reimbursed class-specific and portfolio level expenses, including certain amounts of management, advisory, administrative, transfer agent, shareholder servicing fees and other expenses in order to avoid a

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PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

negative yield, for the Portfolio. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI were less than $500 for the fiscal year ended November 30, 2014. Any such reimbursement is paid monthly to the Portfolio by NTI.

The Northern Trust Company, an affiliate of NTI, serves as transfer agent and custodian to the Portfolio. Effective July 31, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at 0.015 percent of the average daily net asset value of the outstanding shares for all share classes of the Portfolio.

Prior to July 31, 2014, as compensation for the services rendered as the custodian and transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust received a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class and GFS Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	GFS SHARES
Prime Obligations	185	4	15

Certain amounts of transfer agent fees were reimbursed to the Portfolio by NTI as described above.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statement of Operations.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Prior to July 31, 2014, these sub-administration fees were paid out of NTI’s administration fees.

Prior to July 31, 2014, NTI, as Administrator, was entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the former Administration Agreement with the Trust, NTI, as Administrator, had contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) (“Expenses”) that exceeded on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI voluntarily reimbursed the Portfolio for expenses other than investment advisory fees in excess of 0.05 percent of its average daily net assets.

The expenses reimbursed during the fiscal year ended November 30, 2014, under the administration expense reimbursement contract and expense reimbursement contract previously described are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at November 30, 2014, is approximately $71,000 and is shown as “Receivable from affiliate for expense reimbursements” in the accompanying Statement of Assets and Liabilities. Any such expense reimbursement is payable monthly to the Portfolio by NTI.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income

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NOVEMBER 30, 2014

instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement with JP Morgan Chase Bank, N.A. that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

During the fiscal year ended November 30, 2014, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the year ended November 30, 2014.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$14,212,883	$48	$(13,999,642)	$213,289
Service Shares	104,092	—	(104,360)	(268)
GFS Shares	2,233,453	—	(2,204,035)	29,418

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$21,966,908	$574	$(22,221,940)	$(254,458)
Service Shares	149,147	—	(165,671)	(16,524)
GFS Shares	2,209,215	—	(2,095,863)	113,352

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. OTHER MATTERS

Money Market Funds Reform — On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio. A significant change resulting from these amendments is a requirement that institutional prime money market funds, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Government and retail money market funds (as defined in the amendments) may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure, reporting and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date of the amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact on the Portfolio’s operations, financial statements and accompanying notes.

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PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Northern Institutional Funds’ Shareholders and Board of Trustees

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Prime Obligations Portfolio (one of the portfolios constituting the Northern Institutional Funds (the “Trust”)) as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Obligations Portfolio (one of the portfolios constituting the Northern Institutional Funds) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

January 16, 2015

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TAX INFORMATION	NOVEMBER 30, 2014 (UNAUDITED)

The American Jobs Creation Act (Sec. 871 (k)) allows a regulated investment company to designate Qualified Interest Income (QII) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons, for tax years beginning before January 1, 2014. The Trust has designated 100.00% of the Portfolio’s income as QII for the fiscal year ended November 30, 2014.

The Portfolio designates the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

PRIME OBLIGATIONS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

SHAREHOLDER MEETING RESULTS	NOVEMBER 30, 2014 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds was held on May 19, 2014, reconvened on June 23, 2014 and reconvened again on July 31, 2014 at the offices of Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, Illinois. At the July 31, 2014, reconvened meeting, the following matter was voted upon by shareholders of the Portfolio:

1. To approve a new management agreement, included with the Proxy Statement for the meeting, between the Portfolio and its investment adviser, to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

Affirmative	Against	Abstain	Broker NON-VOTE
1,688,767,580	466,214	11,529	0.070

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2014 through November 30, 2014.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/14 - 11/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76
SERVICE SHARES
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76
GFS SHARES
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2014 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 56 portfolios in the Northern Funds Complex — Northern Funds offers 48 portfolios and Northern Institutional Funds offers 8 portfolios.* The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

William L. Bax Age: 71 Trustee since 2005

•  Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•  Director of Big Shoulders Fund since 1997;

•  Director of Lurie Children’s Memorial Hospital since 1998;

•  Trustee of DePaul University from 1998 to 2009;

•  Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 74 Trustee since 1994

•  Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•  Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

•  Founding Member and Director of the Illinois Venture Capital Association since 2001;

•  Member of the Board of Governors of The Metropolitan Club since 2003;

•  Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

•  Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•  Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

•  Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

•  Member of Advisory Council of Northwestern Brain Tumor Institute since 2010;

•  Chairman of the Board of Directors of ViMedicus, Inc. (a healthcare-related educational material provider) since 2010.

• None

Mark G. Doll Age: 65 Trustee since 2013

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council since 2005;

•  Member of Investment Committee of Milwaukee Art Museum from 1995 to 2012;

•  Member of Investment Committee of Greater Milwaukee Foundation since 2003;

•  Member of Investment Committee of Milwaukee Symphony Orchestra from 2006 to 2012.

• None

Sandra Polk Guthman Age: 70 Chair beginning January 2015 Vice Chair 2013-2014 Trustee since 1997

•  Chair since 2003 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994;

•  Trustee of Rush University Medical Center since 2007;

•  Trustee of Wellesley College since 2010.

• None

*	Ms. Skinner and Mr. Potter each oversee a total of 47 portfolios in the Northern Funds Complex — 39 portfolios offered by Northern Funds and 8 offered by Northern Institutional Funds.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS continued

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 57 Trustee since 2014

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients;

•  Assessor, Moraine Township, Illinois since January 2014.

• AXA Premier VIP Trust (Registered investment company — 36 portfolios)

Mary Jacobs Skinner, Esq. Age: 57 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Casey J. Sylla Age: 71 Trustee since 2008

•  Chairman and President of the Allstate Financial Group from 2002 to 2007;

•  Chairman of the Investment Committee, Legal and General Investment Management — America, 2007;

•  Board member, University of Wisconsin — Eau Claire Foundation since 2006;

•  Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee since 2012.

• GATX Corporation (transportation services).
INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Stephen N. Potter(4) Age: 57 Trustee since 2008

•  President, Northern Trust Asset Management since 2008;

•  Chairman and President of Northern Trust Investments, Inc. since March 2008;

•  President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•  Director of The Northern Trust Company of Connecticut from July 2009 to December 2013;

•  Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•  Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

PRIME OBLIGATIONS PORTFOLIO	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOVEMBER 30, 2014 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 57 50 South LaSalle Street Chicago, IL 60603 President since 2000

•  Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Asset Management since 1994; Head of Defined Contribution Business at The Northern Trust Company from 2011 to 2014; Director, NT Global Advisors, Inc. from 2006 to 2012; Director, The Northern Trust Company of Connecticut from 2012 to 2013; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Susan J. Hill Age: 58 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004

•  Chief Compliance Officer of The Northern Trust Company of Connecticut from 2007 to 2013; Chief Compliance Officer of Northern Trust Global Advisors, Inc. from 2007 to 2011; Chief Compliance Officer of Northern Trust Investments, Inc. from 2005 to 2013; Senior Vice President of Northern Trust Investments, Inc. since 2005.

Darlene Chappell Age: 51 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since May 2009

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and NT Alpha Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013.

Randal Rein Age: 44 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008

•  Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 47 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010.

Richard Crabill Age: 46 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael Meehan Age: 44 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011

•  Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2014 (UNAUDITED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Gregory A. Chidsey Age: 45 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013

•  Senior Vice President of Financial Reporting of The Northern Trust Company since 2010; Senior Manager and Assistant Treasurer for the Van Kampen Funds from 2007 to 2010; Vice President in Fund Administration of The Northern Trust Company from 2004 to 2007.

Craig R. Carberry, Esq. Age: 54 50 South LaSalle Street Chicago, IL 60603 Secretary since 2010

•  Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company since July 2014; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisors, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013; Secretary of NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Secretary of NETS Trust from 2008 to 2009.

Owen T. Meacham, Esq. Age: 43 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008

•  Senior Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company since 2011; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2007 to 2011; Secretary of Harding, Loevner Funds since 2010; Assistant Secretary of Ashmore Funds since 2010.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor.

PRIME OBLIGATIONS PORTFOLIO	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

INVESTMENT CONSIDERATIONS

PRIME OBLIGATIONS PORTFOLIO1

1 Money Market Risk: An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

INDEX DEFINITIONS

PRIME OBLIGATIONS PORTFOLIO1

1 iMoneyNet Fund AverageTM — First Tier Institutional category includes only non-government institutional portfolios that also are not holding any second tier securities. Portfolio holdings of first tier portfolios include U.S. Treasury, U.S. other, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. It is not possible to invest directly in an index.

PRIME OBLIGATIONS PORTFOLIO	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	LIQUID ASSETS PORTFOLIO

13	ABBREVIATIONS AND OTHER INFORMATION

14	NOTES TO THE FINANCIAL STATEMENTS

19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

20	TAX INFORMATION

21	FUND EXPENSES

22	TRUSTEES AND OFFICERS

26	INVESTMENT CONSIDERATIONS

27	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

During April through November of the 12-month period ended November 30, 2014, U.S. economic growth led the way for the developed world despite a disappointing first quarter. As the U.S. labor market continued to strengthen and domestic unemployment declined to 5.8%, inflation continued to run below the U.S. Federal Reserve’s (Fed) mandate. In addition, the Fed completed its quantitative easing program in October 2014, and many analysts believe that the U.S. central bank could begin to increase short-term rates as early as mid-2015. During the reporting period, the Fed continued the Overnight Fixed-Rate Reverse Repurchase Agreement facility’s testing program. There were multiple changes introduced, including a Dutch auction should interest exceed $300 billion, as well as a term repo facility. This program has been successful in establishing a floor for front-end rates. However, the Fed anticipates that this will be a temporary tool utilized during the rate normalization process. During the 12-month reporting period, the paths of the major central banks of the developed world began to diverge as both the Fed and the Bank of England moved closer to tightening, while the Japanese and European central banks continued to expand quantitative easing.

For the reporting period, the Portfolio posted a 0.08% return (Shares Class) compared with the 0.02% return of its benchmark, the iMoneyNet Fund Average™ — First Tier Institutional. As of November 30, 2014, the Portfolio’s 7-day current yield was 0.16% (Shares Class).

Money market funds continue to be challenged with low short-term interest rates driven by supply constraints and expectations for rates to stay low for an extended period of time. We have maintained a long duration for the Portfolio relative to its benchmark. We continue to position the Portfolio conservatively by remaining highly selective in our purchases. Liquidity and principal preservation remain our primary objectives.

ADDITIONAL INFORMATION

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2014. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers and voluntary expense reimbursements in effect. In their absence, performance may be reduced. Performance data current to the most recent month-end is available at northernfunds.com/institutional.

Investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

MATURITY ANALYSIS

At November 30, 2014, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY	%
OVERNIGHT (1 BUSINESS DAY)	27.5%
2 - 15 DAYS	16.6
16 - 30 DAYS	6.0
31 - 60 DAYS	20.6
61 - 97 DAYS	14.6
98 - 180 DAYS	11.8
181 - 270 DAYS	2.3
271 - 366 DAYS	0.6

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	2	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2014

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost which approximates fair value	$1,721,558
Repurchase agreements, at cost which approximates fair value	225,033
Cash	9,613
Interest income receivable	952
Receivable from affiliate for expense reimbursements	172
Prepaid and other assets	8
Total Assets	1,957,336
LIABILITIES:
Payable for securities purchased	78,033
Payable for fund shares redeemed	9,580
Distributions payable to shareholders	243
Payable to affiliates:
Management fees (Note 3)	157
Custody and accounting fees	21
Transfer agent fees	24
Trustee fees	15
Accrued other liabilities	26
Total Liabilities	88,099
Net Assets	$1,869,237
ANALYSIS OF NET ASSETS:
Capital stock	$1,869,876
Accumulated undistributed net realized loss	(639)
Net Assets	$1,869,237
Total Shares Outstanding (no par value, unlimited shares authorized)	1,869,875
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$3,209
EXPENSES:
Management fees (Note 3)	826
Investment advisory fees (Note 3)	2,707
Administration fees (Note 3)	1,078
Custody and accounting fees	257
Transfer agent fees	124
Printing fees	20
Professional fees	59
Trustee fees	35
Insurance fees	12
Other	18
Total Expenses	5,136
Less waivers of:
Investment advisory fees	(2,707)
Custody, transfer agent and accounting fees	(153)
Less expenses reimbursed by administrator	(584)
Net Expenses	1,692
Net Investment Income	1,517
NET REALIZED GAINS:
Net realized gains on:
Investments	39
Net Gains	39
Net Increase in Net Assets Resulting from Operations	$1,556

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2014	2013
OPERATIONS:
Net investment income	$1,517	$1,676
Net realized gains on:
Investments	39	45
Net Increase in Net Assets Resulting from Operations	1,556	1,721
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	179,796	409,580
Net Increase in Net Assets Resulting from Capital Share Transactions	179,796	409,580
DISTRIBUTIONS PAID:
From net investment income	(1,517)	(1,676)
Total Distributions Paid	(1,517)	(1,676)
Total Increase in Net Assets	179,835	409,625
NET ASSETS:
Beginning of year	1,689,402	1,279,777
End of year	$1,869,237	$1,689,402
Accumulated Undistributed Net Investment Income (Loss)	$—	$—

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	— (1)	— (1)	— (1)	— (1)	— (1)
Net realized and unrealized gains (losses)	— (2)	— (2)	— (2)	— (2)	— (2)
Total from Investment Operations	—	—	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	— (3)	— (3)	— (3)	— (3)	— (3)
Total Distributions Paid	—	—	—	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.08%	0.11%	0.12%	0.12%	0.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,869,237	$1,689,402	$1,279,777	$1,426,974	$1,155,944
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.09%	0.10%	0.10%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.27%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.08%	0.10%	0.12%	0.11%	0.19%
Net investment loss, before waivers, reimbursements and credits	(0.10)%	(0.17)%	(0.15)%	(0.16)%	(0.08)%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 3.4%

ABS Other – 3.4%

Collateralized Commercial Paper II, 0.26%, 1/29/15 (1)	$7,185	$7,182
0.28%, 4/1/15 (1)	19,000	18,982

Collateralized Commercial Paper LLC, 0.26%, 1/22/15	7,310	7,307

Kells Funding LLC, 0.23%, 1/26/15 (1)(2)	10,000	9,999

Victory Receivables Corp., 0.16%, 12/2/14 (1)	5,000	5,000
0.17%, 1/8/15 (1)	7,000	6,999
0.17%, 1/16/15 (1)	9,000	8,998
		64,467
Total ABS Commercial Paper
(Cost $64,467)		64,467

ASSET-BACKED SECURITIES – 1.6%

ABS Other – 0.1%

John Deere Owner Trust, Series 2014-A, Class A1, 0.20%, 12/15/14	1,521	1,521

Car Loan – 1.5%

Ford Credit Auto Owner Trust, Series 2014-B, Class A1, 0.18%, 12/15/14 (1)	288	288

Ford Credit Auto Owner Trust, Series 2014-C, Class A1, 0.23%, 3/14/15 (1)(3)	19,000	19,000

Honda Auto Receivables Owner Trust, 0.22%, 3/29/15	8,000	8,000

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 12/15/14	500	500
		27,788
Total Asset-Backed Securities
(Cost $29,309)		29,309

CERTIFICATES OF DEPOSIT – 36.6%

Banking – 36.6%

Bank of America N.A., Chicago Branch, 0.26%, 3/3/15	4,000	4,000

Bank of America N.A., New York Branch, 0.25%, 12/15/14	13,000	13,000
0.20%, 3/23/15	5,000	5,000

Bank of Montreal, Chicago Branch, 0.20%, 12/9/14	7,420	7,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued

Banking – 36.6% – continued
0.18%, 2/18/15	$14,000	$14,000
0.22%, 4/10/15	4,000	4,000

Bank of Nova Scotia, Houston, 0.28%, 12/1/14, FRCD (2)	14,000	14,000
0.25%, 2/17/15	18,520	18,520

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.25%, 1/14/15	9,000	9,000
0.25%, 1/29/15	18,000	18,000
0.19%, 2/17/15	10,000	10,000

BMO Harris Bank N.A., 0.25%, 3/11/15	9,260	9,260

BNP Paribas S.A., New York Branch, 0.46%, 12/22/14	6,000	6,001

BNP Paribas, New York Branch, 0.21%, 1/16/15	16,000	16,000

Canadian Imperial Bank of Commerce, 0.25%, 12/1/14, FRCD (2)	4,000	4,000

Citibank N.A., 0.25%, 3/11/15	15,000	15,000

Citibank N.A., New York Branch, 0.25%, 12/1/14	2,000	2,000
0.25%, 3/23/15	15,000	15,000
0.25%, 4/24/15	5,000	5,000

Commonwealth Bank of Australia, London, 0.22%, 12/22/14	10,000	10,000
0.24%, 1/8/15, FRCD (2)	9,000	9,000
0.22%, 1/12/15	22,000	22,000
0.23%, 2/9/15, FRCD	10,000	10,000

Credit Suisse, New York, 0.23%, 1/14/15	5,000	5,000
0.29%, 1/15/15	20,700	20,700

DNB Nor Bank ASA, London, 0.18%, 2/13/15	15,000	15,000
0.20%, 3/6/15	15,000	15,000

JPMorgan Chase Bank N.A., 0.26%, 1/20/15, FRCD (2)	800	800
0.28%, 1/23/15, FRCD (2)	11,000	11,000

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 1/20/15, FRCD (2)	13,000	13,000

Mitsubishi UFJ Trust & Banking Corp., 0.23%, 12/15/14	4,205	4,205
0.26%, 2/9/15	7,000	7,000

Mizuho Bank Ltd., New York Branch, 0.21%, 12/22/14	12,000	12,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued
Banking – 36.6% – continued
0.22%, 1/29/15	$5,000	$5,000

National Australia Bank Ltd., London, 0.24%, 3/18/15	15,000	15,000

Nordea Bank Finland PLC, New York, 0.23%, 5/20/15	10,000	10,000
0.24%, 5/20/15	2,000	2,000

Norinchukin Bank, New York Branch, 0.28%, 3/12/15	9,100	9,100
0.28%, 3/18/15	20,000	20,000

Oversea-Chinese Banking Corp., 0.22%, 12/1/14	6,200	6,200

Rabobank Nederland, London Branch, 0.18%, 1/14/15	15,000	15,000

Rabobank Nederland, New York Branch, 0.21%, 12/3/14	15,000	15,000
0.21%, 12/5/14	15,000	15,000
0.20%, 12/9/14, FRCD (2)	12,000	12,000

Royal Bank of Canada, New York, 0.27%, 12/1/14, FRCD (2)	6,800	6,800
0.24%, 12/15/14, FRCD (2)	5,000	5,000

Shizuoka Bank, New York Branch, 0.23%, 1/12/15	4,000	4,000

Skandinaviska Enskilda Banken AB, New York, 0.20%, 3/3/15	13,000	13,000

Societe Generale, New York Branch, 0.19%, 12/2/14	15,000	15,000

State Street Bank & Trust Co., 0.28%, 1/5/15, FRCD (2)	8,000	8,000

Sumitomo Mitsui Banking Corp., 0.23%, 2/12/15	11,000	11,000
0.23%, 2/17/15	11,000	11,000

Sumitomo Mitsui Banking Corp., New York, 0.25%, 1/30/15	12,000	12,000

Sumitomo Mitsui Trust Bank Ltd. 0.24%, 2/12/15	10,000	10,000

Svenska Handelsbanken, New York, 0.19%, 2/9/15	12,000	12,000

Toronto Dominion Bank, New York, 0.23%, 1/15/15, FRCD (2)	4,000	4,000
0.23%, 2/6/15, FRCD	14,000	14,000
0.24%, 2/23/15, FRCD (2)	10,000	10,000

Wells Fargo Bank N.A., 0.26%, 12/1/14, FRCD (2)	7,405	7,405

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 36.6% – continued
Banking – 36.6% – continued
0.26%, 12/3/14, FRCD (2)	$10,000	$10,000
0.23%, 1/3/15, FRCD (2)	10,000	10,000
0.23%, 3/4/15	15,000	15,000
0.23%, 4/7/15	8,000	8,000
0.23%, 5/4/15	16,000	16,000
0.23%, 5/13/15	2,000	2,000

Westpac Banking Corp., New York, 0.24%, 2/12/15, FRCD (2)	7,000	7,000
0.24%, 2/26/15, FRCD (2)	4,000	4,000
		683,411
Total Certificates of Deposit
(Cost $683,411)		683,411

COMMERCIAL PAPER – 8.4%
Banking – 4.1%

Australia and New Zealand Banking Group, 0.25%, 2/20/15 (1)(2)	14,000	14,000

DBS Bank Ltd., 0.24%, 3/16/15 (1)	3,000	2,998

DNB Bank ASA, 0.20%, 1/5/15 (1)	7,000	6,999

Lloyds Bank PLC, 0.20%, 1/16/15	14,000	13,997

Oversea-Chinese Banking Corp., 0.28%, 6/16/15	7,000	6,989

Societe Generale S.A., 0.18%, 12/9/14 (1)	5,000	5,000

Sumitomo Mitsui Banking Corp., 0.26%, 2/11/15 (1)	3,000	2,998

United Overseas Bank Ltd., 0.18%, 12/8/14 (1)	20,000	19,999

Westpac Banking Corp., 0.23%, 1/8/15 (1)	4,000	4,000
		76,980
Brokerage – 0.6%

JP Morgan Securities LLC, 0.27%, 5/13/15	11,000	10,986
Diversified Manufacturing – 1.9%

General Electric Co., 0.08%, 12/2/14	35,000	35,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 8.4% – continued

Finance Companies – 0.2%

General Electric Capital Corp., 0.20%, 4/8/15	$4,000	$3,997

Foreign Agencies – 1.1%

Electricite De France S.A., 0.16%, 12/8/14 (1)	8,670	8,670

KFW, 0.08%, 1/7/15 (1)	12,000	11,999
		20,669

Technology – 0.5%

Automatic Data Processing, Inc., 0.03%, 12/4/14 (1)	10,000	10,000
Total Commercial Paper
(Cost $157,632)		157,632

CORPORATE NOTES/BONDS – 8.1%

Automotive – 2.0%

American Honda Finance Corp., 0.24%, 12/5/14, FRN	6,795	6,795
0.23%, 1/7/15, FRN (2)	19,000	19,000

Toyota Motor Credit Corp., 0.23%, 1/14/15, FRN	11,655	11,655
		37,450

Banking – 1.1%
Bank of Nova Scotia, Houston Branch, 0.38%, 1/2/15, FRN (2)	3,000	3,003

Commonwealth Bank of Australia, 1.43%, 12/16/14, FRN (1)(2)	9,000	9,058
0.83%, 1/8/15, FRN (1)(2)	9,000	9,044
		21,105

Construction/Machinery – 0.3%

Caterpillar Financial Services Corp., 1.05%, 3/26/15	6,000	6,015

Food and Beverage – 0.4%

Pepsico, Inc., 0.75%, 3/5/15	8,000	8,010

Foreign Agencies – 2.4%

Export Development Canada, 0.13%, 12/15/14, FRN(1)(2)	5,000	5,000

Kommunalbanken AS, 0.25%, 1/26/15, FRN (1)(2)	40,000	40,003
		45,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 8.1% – continued

Metals and Mining – 0.5%

BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	$10,000	$10,017

Retailers – 0.5%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	8,000	8,205

Supranational – 0.4%

International Bank for Reconstruction & Development, 0.30%, 10/9/15	7,000	7,000

Technology – 0.5%

International Business Machines Corp., 0.21%, 2/4/15, FRN	9,455	9,456
Total Corporate Notes/Bonds
(Cost $152,261)		152,261

EURODOLLAR TIME DEPOSITS – 15.5%

Banking – 15.5%

Australia and New Zealand Banking, 0.08%, 12/1/14	25,000	25,000

Bank of New York, Mellon Cayman., 0.07%, 12/1/14	80,000	80,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.10%, 12/1/14	35,000	35,000
0.11%, 12/1/14	34,000	34,000
0.12%, 12/2/14	34,000	34,000

DBS Bank Ltd., Singapore Branch, 0.19%, 12/22/14	8,000	8,000

HSBC Holdings PLC, Paris Branch, 0.12%, 12/1/14	23,000	23,000

Nordea Bank, Grand Cayman, 0.07%, 12/1/14	25,000	25,000

Svenska Handelsbanken, Cayman Islands, 0.07%, 12/1/14	25,000	25,000
		289,000
Total Eurodollar Time Deposits
(Cost $289,000)		289,000

MEDIUM TERM NOTES – 1.0%

Finance Companies – 1.0%

General Electric Capital Corp., 2.15%, 1/9/15	3,000	3,006

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 1.0% – continued

Finance Companies – 1.0% – continued
4.88%, 3/4/15	$7,294	$7,380
3.50%, 6/29/15	8,000	8,148
		18,534
Total Medium Term Notes
(Cost $18,534)		18,534

U.S. GOVERNMENT AGENCIES – 10.9% (4)

Federal Farm Credit Bank – 0.8%

FFCB Discount Note, 0.08%, 12/5/14	5,000	5,000

FFCB FRN, 0.16%, 12/1/14 (2)	3,000	3,000
0.19%, 12/1/14 (2)	7,000	7,000
		15,000

Federal Home Loan Bank – 8.9%

FHLB Bonds, 0.17%, 12/11/14	7,015	7,015
0.13%, 1/6/15	8,570	8,569
0.22%, 7/17/15	7,595	7,595
0.23%, 8/3/15	6,035	6,035
0.20%, 8/12/15	9,055	9,054
0.20%, 10/16/15	4,000	3,999

FHLB Discount Notes, 0.05%, 12/5/14	36,000	36,000
0.05%, 1/2/15	15,000	14,999
0.06%, 1/9/15	8,000	7,999
0.06%, 1/16/15	13,000	12,999
0.08%, 1/16/15	16,000	15,999

FHLB FRN, 0.11%, 12/7/14 (2)	5,000	5,000
0.15%, 12/11/14 (2)	9,000	8,999
0.11%, 12/20/14 (2)	22,000	21,997
		166,259

Federal Home Loan Mortgage Corporation – 0.4%

FHLMC Discount Notes, 0.09%, 1/23/15	3,000	3,000
0.10%, 2/19/15	5,000	4,999
		7,999

Federal National Mortgage Association – 0.8%

FNMA FRN, 0.13%, 12/5/14 (2)	5,000	4,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 10.9% (4) – continued

Federal National Mortgage Association – 0.8% – continued
0.15%, 12/21/14 (2)	$10,000	$10,003
		15,002
Total U.S. Government Agencies
(Cost $204,260)		204,260

U.S. GOVERNMENT OBLIGATIONS – 2.8%

U.S. Treasury Bills – 0.3%

0.13%, 1/8/15	5,000	4,999

U.S. Treasury Floating Rate Notes – 2.5%
0.08%, 12/1/14 (2)	16,000	16,000
0.09%, 12/1/14 (2)	31,563	31,564
		47,564
Total U.S. Government Obligations
(Cost $52,563)		52,563

MUNICIPAL INVESTMENTS – 3.8%

California – 0.8%

Riverside County Taxable Variable COPS, (State Street Bank & Trust Co. LOC), 0.12%, 12/8/14	3,900	3,900

San Jose Redevelopment Agency Variable Rate Demand Obligations, (JPMorgan Chase Bank N.A. LOC), 0.32%, 4/10/15	10,000	10,000
		13,900

Florida – 0.1%
Miami-Dade County Industrial Development Authority Adjustable TRB, Miami Stadium Project, (TD Bank N.A. LOC), 0.12%, 12/8/14	2,550	2,550

Illinois – 2.0%

City of Chicago Illinois Municipal CP, Series 02-D, (Wells Fargo Bank N.A. LOC), 0.22%, 1/14/15	28,050	28,042

City of Chicago U.S. CP, (Wells Fargo Bank N.A. LOC), 0.24%, 12/17/14	9,970	9,969
		38,011

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 3.8% – continued

New York – 0.9%

Long Island Power Authority Taxable IAM Commercial Paper Notes, Series 3-A2, Citigroup Global Markets, (JPMorgan Chase Bank N.A. LOC), 0.15%, 12/5/14	$8,000	$8,000

Oneida County Industrial Development Agency Civic Facilities Taxable VRDB, Series F, Mohawk St. Lukes, (Bank of America N.A. LOC), 0.12%, 12/8/14	3,020	3,020

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.26%, 12/8/14 (1)(2)	4,640	4,640
		15,660
Total Municipal Investments
(Cost $70,121)		70,121

Investments, at Amortized Cost
($1,721,558)		1,721,558

REPURCHASE AGREEMENTS – 12.0%

Joint Repurchase Agreements – 2.7% (5)

Bank of America Securities LLC, dated 11/28/14, repurchase price $16,678 0.05%, 12/5/14	16,678	16,677

Morgan Stanley & Co., Inc., dated 11/28/14,repurchase price $16,678 0.08%, 12/5/14	16,678	16,678

Societe Generale, New York Branch, dated 11/28/14, repurchase price $16,678 0.08%, 12/5/14	16,678	16,678
		50,033

Repurchase Agreements – 9.3% (6)

Citigroup Global Markets, Inc., dated 11/28/14, repurchase price $115,001 0.10%, 12/1/14	115,000	115,000

Goldman Sachs & Co., dated 11/28/14,repurchase price $15,005 0.48%, 3/1/15	15,000	15,000

JPMorgan Securities LLC, dated 11/28/14,repurchase price $10,004 0.50%, 3/1/15	10,000	10,000

Scotia Capital USA, Inc., dated 11/28/14,repurchase price $20,000 0.25%, 12/1/14	20,000	20,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 12.0% – continued

Repurchase Agreements – 9.3% (6) – continued

SG Americas Securities LLC, dated 11/28/14,repurchase price $15,000 0.23%, 12/1/14	$15,000	$15,000
		175,000
Total Repurchase Agreements
(Cost $225,033)		225,033

Total Investments – 104.1%
(Cost $1,946,591) (7)		1,946,591

Liabilities less Other Assets – (4.1)%		(77,354)
NET ASSETS – 100.0%		$1,869,237

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At November 30, 2014, the value of this restricted illiquid security amounted to approximately $19,000,000 or 1.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Ford Credit Auto Owner Trust, Series 2014-C, Class A1, 0.23%, 3/14/15	11/19/14	$19,000

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$ 532	0.75%	2/15/42
U.S. Treasury Notes	$50,434	0.13% – 2.75%	9/30/15 – 1/15/23

Total	$50,966

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	NOVEMBER 30, 2014

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$ 16,500	Not Applicable	Not Applicable
Corporate Bonds	$ 48,152	0.39% – 8.38%	9/29/16 – 1/20/40
U.S. Treasury Notes	$117,300	1.13% – 2.13%	4/30/20 – 9/30/21
Total	$181,952

(7)	The cost for federal income tax purposes was $1,946,591.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio	$–	$1,946,591	(1)(2)	$–	$1,946,591

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At November 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	NOVEMBER 30, 2014

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities
COPS	Certificates of Participation
CP	Commercial Paper
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
GNMA	Government National Mortgage Association
G.O.	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
TRANS	Tax and Revenue Anticipation Notes
TRB	Taxable Revenue Bond
VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2014

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of November 30, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is calculated on each Business Day as of 3:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at November 30, 2014, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2014, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Liquid Assets	Bank of America	$16,677	$(16,677)	$—
	Morgan Stanley & Co.	16,678	(16,678)	—
	Societe Generale	16,678	(16,678)	—
	Citigroup	115,000	(115,000)	—
	JPMorgan	10,000	(10,000)	—
	Goldman Sachs & Co.	15,000	(15,000)	—
	Scotia Capital	20,000	(20,000)	—
	SG Americas	15,000	(15,000)	—
	Total	$225,033	$(225,033)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions from the Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. There were no reclassifications at November 30, 2014.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2014, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$639

The Portfolio may offset future capital gains with this capital loss carryforward.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

The following capital loss carryforwards were utilized at November 30, 2014, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$39

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2014, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$259

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2014	2013
Liquid Assets	$1,368	$1,748

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. MANAGEMENT AND OTHER AGREEMENTS

Shareholders of the Portfolio have approved a new management agreement effective June 30, 2014 between the Portfolio and NTI (the “Management Agreement”), to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets. Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rate of 0.25 percent of the Portfolio’s average daily net assets, which NTI had contractually agreed to waive in its entirety. The effect of this waiver by NTI for the year ended November 30, 2014, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations. Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio.

Effective October 1, 2014, NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses, and interest) so that Total Annual Portfolio Operating Expenses After Expense Reimbursement do not exceed 0.03 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The expense reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to the Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders. Prior to October 1, 2014, NTI contractually agreed to reimburse operating expenses that exceeded 0.10 percent of the Portfolio’s average daily net assets.

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

As compensation for services rendered as custodian and transfer agent including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Effective June 30, 2014, as compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at 0.015 percent of the average daily net asset value of the outstanding shares of the Portfolio. Prior to June 30, 2014, Northern Trust had contractually agreed to waive all of the custody and accounting fees and transfer agent fees exclusive of the custodian fee credits described below. The effect of this fee waiver by Northern Trust for the fiscal year ended November 30, 2014, is reflected as “Less waivers of custody, transfer agent and accounting fees” in the accompanying Statement of Operations.

The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Prior to June 30, 2014, NTI, as Administrator, was entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the former Administration Agreement with the Trust, NTI, as Administrator, had contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

The expenses reimbursed during the fiscal year ended November 30, 2014, under the administration expense reimbursement contract and expense reimbursement contract previously described are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at November 30, 2014, is approximately $172,000 and is shown as “Receivable from affiliate for expense reimbursements” in the accompanying Statement of Assets and Liabilities. The expense reimbursement was payable monthly by NTI as Administrator.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees and prior to June 30, 2014, out of its administration fees.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 20, 2014, the Board approved an agreement with JPMorgan Chase Bank, N.A. that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2014

fee of 0.08 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 24, 2014 and will expire on November 23, 2015, unless renewed.

During the fiscal year ended November 30, 2014, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the year ended November 30, 2014.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$16,338,713	$ —	$(16,158,917)	$179,796

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$15,594,243	$(15,184,663)	$409,580

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. OTHER MATTERS

Money Market Fund Reform — On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio. A significant change resulting from these amendments is a requirement that institutional prime money market funds, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., these funds will be required to float their NAVs). Government and retail money market funds (as defined in the amendments) may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure, reporting and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date of the amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact on the Portfolio’s operations, financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Northern Institutional Funds’ Shareholders and Board of Trustees

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (one of the portfolios constituting the Northern Institutional Funds (the “Trust”)) as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio (one of the portfolios constituting the Northern Institutional Funds) at November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

January 16, 2015

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TAX INFORMATION	NOVEMBER 30, 2014 (UNAUDITED)

The American Jobs Creation Act (Sec. 871 (k)) allows a regulated investment company to designate Qualified Interest Income (QII) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons, for tax years beginning before January 1, 2014. The Trust has designated 100.00% of the Portfolio’s income as QII for the fiscal year ended November 30, 2014. The Portfolio designates the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2014 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2014 through November 30, 2014.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/14 - 11/30/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/14	ENDING ACCOUNT VALUE 11/30/14	*EXPENSES PAID 6/1/14 - 11/30/14
Actual	0.08%	$1,000.00	$1,000.50	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the year ended November 30, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2014 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 56 portfolios in the Northern Funds Complex — Northern Funds offers 48 portfolios and Northern Institutional Funds offers 8 portfolios.* The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

William L. Bax Age: 71 Trustee since 2005

•  Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•  Director of Big Shoulders Fund since 1997;

•  Director of Lurie Children’s Memorial Hospital since 1998;

•  Trustee of DePaul University from 1998 to 2009;

•  Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 74 Trustee since 1994

•  Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•  Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

•  Founding Member and Director of the Illinois Venture Capital Association since 2001;

•  Member of the Board of Governors of The Metropolitan Club since 2003;

•  Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

•  Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•  Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

•  Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

•  Member of Advisory Council of Northwestern Brain Tumor Institute since 2010;

•  Chairman of the Board of Directors of ViMedicus, Inc. (a healthcare-related educational material provider) since 2010.

• None

Mark G. Doll Age: 65 Trustee since 2013

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council since 2005;

•  Member of Investment Committee of Milwaukee Art Museum from 1995 to 2012;

•  Member of Investment Committee of Greater Milwaukee Foundation since 2003;

•  Member of Investment Committee of Milwaukee Symphony Orchestra from 2006 to 2012.

• None

Sandra Polk Guthman Age: 70 Chair beginning January 2015 Vice Chair 2013-2014 Trustee since 1997

•  Chair since 2003 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994;

•  Trustee of Rush University Medical Center since 2007;

•  Trustee of Wellesley College since 2010.

• None

*	Ms. Skinner and Mr. Potter each oversee a total of 47 portfolios in the Northern Funds Complex — 39 portfolios offered by Northern Funds and 8 offered by Northern Institutional Funds.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	22	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2014 (UNAUDITED)

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 57 Trustee since 2014

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients;

•  Assessor, Moraine Township, Illinois since January 2014.

• AXA Premier VIP Trust (Registered investment company — 36 portfolios)

Mary Jacobs Skinner, Esq. Age: 57 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Casey J. Sylla Age: 71 Trustee since 2008

•  Chairman and President of the Allstate Financial Group from 2002 to 2007;

•  Chairman of the Investment Committee, Legal and General Investment Management — America, 2007;

•  Board member, University of Wisconsin — Eau Claire Foundation since 2006;

•  Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee since 2012.

• GATX Corporation (transportation services).
INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Stephen N. Potter(4) Age: 57 Trustee since 2008

•  President, Northern Trust Asset Management since 2008;

•  Chairman and President of Northern Trust Investments, Inc. since March 2008;

•  President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•  Director of The Northern Trust Company of Connecticut from July 2009 to December 2013;

•  Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•  Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)	An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2014 (UNAUDITED)

OFFICERS OF THE TRUST(1)
NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Lloyd A. Wennlund Age: 57 50 South LaSalle Street Chicago, IL 60603 President since 2000

•  Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Asset Management since 1994; Head of Defined Contribution Business at The Northern Trust Company from 2011 to 2014; Director, NT Global Advisors, Inc. from 2006 to 2012; Director, The Northern Trust Company of Connecticut from 2012 to 2013; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Susan J. Hill Age: 58 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2004

•  Chief Compliance Officer of The Northern Trust Company of Connecticut from 2007 to 2013; Chief Compliance Officer of Northern Trust Global Advisors, Inc. from 2007 to 2011; Chief Compliance Officer of Northern Trust Investments, Inc. from 2005 to 2013; Senior Vice President of Northern Trust Investments, Inc. since 2005.

Darlene Chappell Age: 51 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since May 2009

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and NT Alpha Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013.

Randal Rein Age: 44 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008

•  Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 47 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010.

Richard Crabill Age: 46 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2008	• Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael Meehan Age: 44 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011

•  Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	24	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2014 (UNAUDITED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH FUNDS AND LENGTH OF SERVICE AS NORTHERN INSTITUTIONAL FUNDS OFFICER	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Gregory A. Chidsey Age: 45 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013

•  Senior Vice President of Financial Reporting of The Northern Trust Company since 2010; Senior Manager and Assistant Treasurer for the Van Kampen Funds from 2007 to 2010; Vice President in Fund Administration of The Northern Trust Company from 2004 to 2007.

Craig R. Carberry, Esq. Age: 54 50 South LaSalle Street Chicago, IL 60603 Secretary since 2010

•  Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company since July 2014; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisors, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013; Secretary of NT Equity Long/Short Strategies Fund and FlexShares Trust since 2011; Secretary of NETS Trust from 2008 to 2009.

Owen T. Meacham, Esq. Age: 43 50 South LaSalle Street Chicago, IL 60603 Assistant Secretary since 2008

•  Senior Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company since 2011; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2007 to 2011; Secretary of Harding, Loevner Funds since 2010; Assistant Secretary of Ashmore Funds since 2010.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO1

1 Money Market Risk: An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	26	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. William L. Bax is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Ernst & Young LLP (“E&Y”), independent registered public accounting firm, related to the registrant. E&Y billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years ended November 30th as follows:

	2014		2013
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved
(a) Audit Fees	$162,300	N/A	$156,000	N/A

(b) Audit-Related Fees	$4,500	$0	$0	$0

(c) Tax Fees	$27,400(1)	$0	$26,400(1)	$0

(d) All Other Fees	$0	$143,075(2)(3)	$0	$136,775(2)(3)

(1)	Federal and State tax return review. Excise tax return review.

(2)	Agreed-upon procedures relating to transfer agent ($34,500 and $33,200 for fiscal years 2014 and 2013, respectively).

(3)	Subscription to online technical support for research on specific accounting, tax and technical matters ($108,575 and $103,575 for fiscal years 2014 and 2013, respectively).

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by E&Y for the fiscal years ended November 30, 2014 and November 30, 2013 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by E&Y for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by E&Y other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Amended and Restated Audit Committee Charter adopted on August 3, 2006, and amended on May 7, 2009, November 4, 2011, November 8, 2012 and August 22, 2013, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the registrant’s designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C)of Rule 2-01 of Regulation S-X.

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $9,138,475 and $17,257,175 for 2014 and 2013, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on February 7, 2013 (Accession Number 0001193125-13-042679.)

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: February 5, 2015

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 5, 2015